UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07538

LORD ABBETT SECURITIES TRUST

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 10/31

Date of reporting period: 4/30/2014

Item 1:	Report(s) to Shareholders.

2 0 1 4

L O R D  A B B E T T

S E M I A N N U A L

R E P O RT

Lord Abbett

Alpha Strategy Fund

Fundamental Equity Fund

Growth Leaders Fund

International Core Equity Fund

International Dividend Income Fund

International Opportunities Fund

Value Opportunities Fund

For the six-month period ended April 30, 2014

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Portfolio Allocation/Sector

Schedules of Investments:

12	Alpha Strategy Fund

13	Fundamental Equity Fund

16	Growth Leaders Fund

20	International Core Equity Fund

26	International Dividend Income Fund

33	International Opportunities Fund

41	Value Opportunities Fund

46	Statements of Assets and Liabilities

50	Statements of Operations

52	Statements of Changes in Net Assets

57	Financial Highlights

109	Notes to Financial Statements

138	Supplemental Information to Shareholders

Lord Abbett Securities Trust

Lord Abbett Alpha Strategy Fund, Lord Abbett Fundamental Equity Fund,

Lord Abbett Growth Leaders Fund, Lord Abbett International Core Equity Fund,
Lord Abbett International Dividend Income Fund, Lord Abbett International Opportunities Fund, and Lord Abbett Value Opportunities Fund

Semiannual Report

For the six-month period ended April 30, 2014

Daria L. Foster, Trustee, President and Chief Executive Officer of the Lord Abbett Funds, and E. Thayer Bigelow, Independent Chairman of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report of Lord Abbett Securities Trust for the six-month period ended April 30, 2014. For additional information about the Trust, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Funds’ portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Trustee, President and Chief Executive Officer

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 through April 30, 2014).

Actual Expenses

For each class of each Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 11/1/13 – 4/30/14” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Alpha Strategy Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†#
	11/1/13	4/30/14	11/1/13 - 4/30/14
Class A
Actual	$1,000.00	$1,046.80	$1.27
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.55	$1.25
Class B
Actual	$1,000.00	$1,042.70	$5.06
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.84	$5.01
Class C
Actual	$1,000.00	$1,042.90	$5.07
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.84	$5.01
Class F
Actual	$1,000.00	$1,047.40	$0.51
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.30	$0.50
Class I
Actual	$1,000.00	$1,047.90	$0.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.79	$0.00
Class R2
Actual	$1,000.00	$1,045.00	$3.04
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.82	$3.01
Class R3
Actual	$1,000.00	$1,045.50	$2.54
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.32	$2.51

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.25% for Class A, 1.00% for Classes B and C, 0.10% for Class F, 0.00% for Class I, 0.60% for Class R2 and 0.50% for Class R3) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).
#	Does not include expenses of Underlying Funds in which Alpha Strategy Fund invests.

Portfolio Holdings Presented by Portfolio Allocation

April 30, 2014

Underlying Fund Name	%*
Lord Abbett Developing Growth Fund, Inc. – Class I	19.78%
Lord Abbett Research Fund, Inc. – Small-Cap Value Fund – Class I	19.91%
Lord Abbett Securities Trust – International Opportunities Fund – Class I	20.35%
Lord Abbett Securities Trust – Micro-Cap Growth Fund – Class I	9.72%
Lord Abbett Securities Trust – Micro-Cap Value Fund – Class I	9.87%
Lord Abbett Securities Trust – Value Opportunities Fund – Class I	20.30%
Repurchase Agreement	0.07%
Total	100.00%

*	Represents percent of total investments.

Fundamental Equity Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/13	4/30/14	11/1/13 - 4/30/14
Class A
Actual	$1,000.00	$1,057.20	$5.36
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.59	$5.26
Class B
Actual	$1,000.00	$1,053.40	$8.66
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.36	$8.50
Class C
Actual	$1,000.00	$1,053.70	$8.66
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.36	$8.50
Class F
Actual	$1,000.00	$1,058.90	$4.08
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.83	$4.01
Class I
Actual	$1,000.00	$1,059.30	$3.57
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.32	$3.51
Class P
Actual	$1,000.00	$1,056.50	$5.86
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.09	$5.76
Class R2
Actual	$1,000.00	$1,055.90	$6.63
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.35	$6.51
Class R3
Actual	$1,000.00	$1,056.30	$6.12
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.84	$6.01

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.05% for Class A, 1.70% for Classes B and C, 0.80% for Class F, 0.70% for Class I, 1.15% for Class P, 1.30% for Class R2 and 1.20% for Class R3) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2014

Sector*	%**
Consumer Discretionary	8.86%
Consumer Staples	6.63%
Energy	13.80%
Financials	25.55%
Health Care	17.88%

Sector*	%**
Industrials	9.30%
Information Technology	10.46%
Materials	1.84%
Telecommunication Services	1.21%
Utilities	4.47%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Growth Leaders Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/13	4/30/14	11/1/13 - 4/30/14
Class A*
Actual	$1,000.00	$1,051.20	$4.32
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.63	$4.26
Class B*
Actual	$1,000.00	$1,048.10	$7.77
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.21	$7.65
Class C*
Actual	$1,000.00	$1,048.00	$7.72
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.26	$7.60
Class F*
Actual	$1,000.00	$1,052.60	$3.31
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.57	$3.26
Class I*
Actual	$1,000.00	$1,053.00	$2.75
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.12	$2.71
Class R2*
Actual	$1,000.00	$1,049.90	$5.79
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.14	$5.71
Class R3*
Actual	$1,000.00	$1,050.70	$5.29
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.64	$5.21

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.85% for Class A, 1.53% for Class B, 1.52% for Class C, 0.65% for Class F, 0.54% for Class I, 1.14% for Class R2 and 1.04% for Class R3) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).
*	The annualized expenses of each class have been restated (0.85% for Class A, 1.60% for Classes B and C, 0.70% for Class F, 0.60% for Class I, 1.20% for Class R2 and 1.10% for Class R3). Had these restated expenses been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class A	$4.32	$4.26
Class B	$8.13	$8.00
Class C	$8.12	$8.00
Class F	$3.56	$3.51
Class I	$3.05	$3.01
Class R2	$6.10	$6.01
Class R3	$5.59	$5.51

Portfolio Holdings Presented by Sector

April 30, 2014

Sector*	%**
Consumer Discretionary	15.48%
Consumer Staples	9.43%
Energy	8.52%
Financials	5.22%
Health Care	9.55%
Industrials	13.51%
Information Technology	29.76%
Materials	4.56%
Utilities	1.96%
Repurchase Agreement	2.01%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

International Core Equity Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/13	4/30/14	11/1/13 - 4/30/14
Class A
Actual	$1,000.00	$1,014.10	$5.59
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.24	$5.61
Class B
Actual	$1,000.00	$1,011.60	$8.83
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.02	$8.85
Class C
Actual	$1,000.00	$1,011.00	$8.73
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.12	$8.75
Class F
Actual	$1,000.00	$1,015.10	$4.40
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.43	$4.41
Class I
Actual	$1,000.00	$1,016.60	$3.85
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.98	$3.86
Class P
Actual	$1,000.00	$1,013.90	$6.09
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.74	$6.11
Class R2
Actual	$1,000.00	$1,013.40	$6.79
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.05	$6.81
Class R3
Actual	$1,000.00	$1,013.70	$6.29
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.55	$6.31

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.12% for Class A, 1.77% for Class B, 1.75% for Class C, 0.87% for Class F, 0.77% for Class I, 1.22% for Class P, 1.37% for Class R2 and 1.27% for Class R3) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2014

Sector*	%**
Consumer Discretionary	11.24%
Consumer Staples	7.87%
Energy	6.07%
Financials	24.52%
Health Care	10.23%
Industrials	18.45%

Sector*	%**
Information Technology	6.37%
Materials	5.79%
Telecommunication Services	4.11%
Utilities	2.65%
Repurchase Agreement	2.70%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

International Dividend Income Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/13	4/30/14	11/1/13 - 4/30/14
Class A
Actual	$1,000.00	$1,039.90	$5.66
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.24	$5.61
Class C
Actual	$1,000.00	$1,037.20	$8.94
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.02	$8.85
Class F
Actual	$1,000.00	$1,042.30	$4.41
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.48	$4.36
Class I
Actual	$1,000.00	$1,042.70	$3.90
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.98	$3.86
Class R2
Actual	$1,000.00	$1,039.10	$6.93
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.00	$6.85
Class R3
Actual	$1,000.00	$1,039.80	$6.37
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.55	$6.31

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.12% for Class A, 1.77% for Class C, 0.87% for Class F, 0.77% for Class I, 1.37% for Class R2 and 1.26% for Class R3) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2014

Sector*	%**
Consumer Discretionary	9.04%
Consumer Staples	4.51%
Energy	9.51%
Financials	26.67%
Health Care	6.08%
Industrials	11.65%

Sector*	%**
Information Technology	3.37%
Materials	3.11%
Telecommunication Services	10.67%
Utilities	12.42%
Repurchase Agreement	2.97%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

8	See Notes to Financial Statements.

International Opportunities Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/13	4/30/14	11/1/13 - 4/30/14
Class A*
Actual	$1,000.00	$1,040.50	$ 6.88
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.05	$ 6.81
Class B
Actual	$1,000.00	$1,036.60	$10.35
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.63	$10.24
Class C
Actual	$1,000.00	$1,036.90	$10.25
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.73	$10.14
Class F
Actual	$1,000.00	$1,041.70	$ 5.82
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.09	$ 5.76
Class I
Actual	$1,000.00	$1,042.00	$ 5.32
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.59	$ 5.26
Class P
Actual	$1,000.00	$1,039.10	$ 7.58
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.36	$ 7.50
Class R2
Actual	$1,000.00	$1,038.60	$ 8.34
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.60	$ 8.25
Class R3
Actual	$1,000.00	$1,039.00	$ 7.79
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.20	$ 7.70

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.36% for Class A, 2.05% for Class B, 2.03% for Class C, 1.15% for Class F, 1.05% for Class I, 1.50% for Class P, 1.65% for Class R2 and 1.54% for Class R3) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).
*	The annualized expenses for Class A have been restated to 1.29%. Had the restated expenses been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class A	$6.53	$6.45

See Notes to Financial Statements.	9

Portfolio Holdings Presented by Sector

April 30, 2014

Sector*	%**
Consumer Discretionary	19.11%
Consumer Staples	5.63%
Energy	5.36%
Financials	20.22%
Health Care	4.82%
Industrials	21.00%
Information Technology	13.33%
Materials	3.88%
Telecommunication Services	0.56%
Utilities	3.52%
Repurchase Agreement	2.57%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Value Opportunities Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/13	4/30/14	11/1/13 - 4/30/14
Class A
Actual	$1,000.00	$1,085.20	$6.51
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.55	$6.31
Class B
Actual	$1,000.00	$1,081.80	$9.81
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.37	$9.49
Class C
Actual	$1,000.00	$1,081.80	$9.81
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.37	$9.49
Class F
Actual	$1,000.00	$1,086.50	$5.23
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.79	$5.06
Class I
Actual	$1,000.00	$1,087.40	$4.71
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.28	$4.56
Class P
Actual	$1,000.00	$1,084.70	$7.03
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.05	$6.81
Class R2
Actual	$1,000.00	$1,084.00	$7.80
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.31	$7.55
Class R3
Actual	$1,000.00	$1,084.20	$7.23
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.85	$7.00

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.26% for Class A, 1.90% for Classes B and C, 1.01% for Class F, 0.91% for Class I, 1.36% for Class P, 1.51% for Class R2 and 1.40% for Class R3) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2014

Sector*	%**
Consumer Discretionary	11.31%
Consumer Staples	3.38%
Energy	11.37%
Financials	25.96%
Health Care	7.75%
Industrials	13.18%

Sector*	%**
Information Technology	11.80%
Materials	6.76%
Utilities	7.18%
Repurchase Agreement	1.31%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments

Schedule of Investments (unaudited)

ALPHA STRATEGY FUND April 30, 2014

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 100.06%
Lord Abbett Developing Growth Fund, Inc. – Class I*(b)	9,382,874	$253,807
Lord Abbett Securities Trust – International Opportunities Fund – Class I(c)	14,755,406	261,171
Lord Abbett Securities Trust – Micro-Cap Growth Fund – Class I*(c)	6,550,099	124,779
Lord Abbett Securities Trust – Micro-Cap Value Fund – Class I*(c)	3,750,489	126,616
Lord Abbett Research Fund, Inc. – Small-Cap Value Fund – Class I(c)	7,252,244	255,424
Lord Abbett Securities Trust – Value Opportunities Fund – Class I*(c)	11,985,495	260,445
Total Investments in Underlying Funds (cost $1,017,656,673)		1,282,242

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 0.07%

Repurchase Agreement
Repurchase Agreement dated 4/30/2014, Zero Coupon due 5/1/2014 with Fixed Income Clearing Corp. collateralized by $940,000 of U.S. Treasury Note at 0.375% due 6/30/2015; value: $943,525; proceeds: $923,288 (cost $923,288)	$ 923	$923
Total Investments in Securities 100.13% (cost $1,018,579,961)		1,283,165
Liabilities in Excess of Other Assets (0.13)%		(1,639)
Net Assets 100.00%		$1,281,526

*	Non-income producing security.
(a)	Affiliated issuers (See Note 12).
(b)	Fund investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.
(c)	Fund investment objective is long-term capital appreciation.

The following is a summary of the inputs used as of April 30, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$1,282,242	$—	$—	$1,282,242
Repurchase Agreement	—	923	—	923
Total	$1,282,242	$923	$—	$1,283,165

(1)	Refer to note 2(k) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment strategy of Underlying Funds.
(3)	There were no level transfers during the period ended April 30, 2014.

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)

FUNDAMENTAL EQUITY FUND April 30, 2014

Investments	Shares	Fair Value (000)
COMMON STOCKS 100.13%

Aerospace & Defense 3.66%
General Dynamics Corp.	989,800	$108,333
United Technologies Corp.	897,700	106,225
Total		214,558

Banks 11.12%
BB&T Corp.	2,137,000	79,774
Citigroup, Inc.	468,601	22,451
East West Bancorp, Inc.	2,323,432	80,182
First Republic Bank	1,582,700	80,338
JPMorgan Chase & Co.	3,366,222	188,441
Signature Bank*	490,900	58,329
SunTrust Banks, Inc.	1,965,251	75,190
SVB Financial Group*	237,700	25,360
U.S. Bancorp	1,034,500	42,187
Total		652,252

Biotechnology 5.21%
Aegerion Pharmaceuticals, Inc.*	732,826	32,435
Celgene Corp.*	637,841	93,769
Galmed Pharmaceuticals Ltd. (Israel)*(a)	104,600	842
Incyte Corp., Ltd.*	770,100	37,396
Medivation, Inc.*	799,509	48,139
Puma Biotechnology, Inc.*	612,700	46,283
Sarepta Therapeutics, Inc.*	1,260,458	46,801
Total		305,665

Building Products 0.95%
USG Corp.*	1,871,100	55,871

Capital Markets 3.89%
Affiliated Managers Group, Inc.*	442,900	87,783
Artisan Partners Asset Management, Inc. Class A	360,394	20,928
Greenhill & Co., Inc.	971,900	48,741
Invesco Ltd.	2,010,987	70,807
Total		228,259

Investments	Shares	Fair Value (000)
Chemicals 1.18%
PPG Industries, Inc.	358,200	$69,355

Communications Equipment 2.13%
Cisco Systems, Inc.	5,415,100	125,143

Consumer Finance 3.46%
Capital One Financial Corp.	1,844,399	136,301
Discover Financial Services	1,195,300	66,817
Total		203,118

Diversified Telecommunication Services 1.21%
Verizon
Communications, Inc.	1,517,400	70,908

Electric: Utilities 3.23%
Duke Energy Corp.	1,622,700	120,875
NextEra Energy, Inc.	687,986	68,695
Total		189,570

Energy Equipment & Services 2.01%
Dril-Quip, Inc.*	366,152	41,419
Helmerich & Payne, Inc.	701,500	76,218
Total		117,637

Food Products 2.43%
Kraft Foods Group, Inc.	1,086,268	61,765
Mondelez International, Inc. Class A	2,267,103	80,822
Total		142,587

Health Care Equipment & Supplies 1.14%
St. Jude Medical, Inc.	1,051,600	66,745

Health Care Providers & Services 5.76%
Community Health Systems, Inc.*	1,904,100	72,146
DaVita HealthCare Partners, Inc.*	785,771	54,454
Envision Healthcare Holdings, Inc.*	1,050,084	35,482
Express Scripts Holding Co.*	256,800	17,098
Humana, Inc.	668,352	73,352
McKesson Corp.	503,100	85,120
Total		337,652

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)

FUNDAMENTAL EQUITY FUND April 30, 2014

Investments	Shares	Fair Value (000)
Household Products 4.21%
Colgate-Palmolive Co.	1,078,500	$72,583
Kimberly-Clark Corp.	752,040	84,416
Procter & Gamble Co. (The)	1,088,600	89,864
Total		246,863

Information Technology Services 1.92%
Cognizant Technology Solutions Corp. Class A*	765,900	36,690
Vantiv, Inc. Class A*	2,474,200	76,082
Total		112,772

Insurance 6.08%
Allstate Corp. (The)	1,594,000	90,778
Hartford Financial Services Group, Inc. (The)	2,982,724	106,990
Lincoln National Corp.	616,400	29,901
MetLife, Inc.	807,900	42,294
Prudential Financial, Inc.	1,069,752	86,308
Total		356,271

Internet Software & Services 1.43%
eBay, Inc.*	1,616,722	83,795

Life Sciences Tools & Services 2.16%
Quintiles Transnational Holdings, Inc.*	1,146,511	54,035
Thermo Fisher Scientific, Inc.	634,119	72,290
Total		126,325

Machinery 2.04%
Caterpillar, Inc.	650,600	68,573
Terex Corp.	1,183,100	51,217
Total		119,790

Media 4.44%
CBS Corp. Class B	1,241,400	71,703
Comcast Corp. Class A	2,302,733	119,189
Starz Class A*	2,156,600	69,594
Total		260,486

Investments	Shares	Fair Value (000)
Multi-Utilities 1.24%
Sempra Energy	738,105	$72,785

Oil, Gas & Consumable Fuels 11.81%
Cimarex Energy Co.	360,988	43,001
Devon Energy Corp.	1,167,000	81,690
EQT Corp.	418,840	45,649
Exxon Mobil Corp.	651,354	66,705
Marathon Petroleum Corp.	426,200	39,615
Pioneer Natural Resources Co.	480,810	92,926
Range Resources Corp.	972,322	87,947
SM Energy Co.	758,000	56,191
Southwestern Energy Co.*	1,556,506	74,525
Valero Energy Corp.	1,828,085	104,512
Total		692,761

Paper & Forest Products 0.67%
Domtar Corp. (Canada)(a)	418,000	39,025

Pharmaceuticals 3.64%
Actavis plc*	579,700	118,450
Mallinckrodt plc*	1,333,600	94,992
Total		213,442

Professional Services 1.10%
Towers Watson & Co.
Class A	572,401	64,235

Real Estate Investment Trusts 1.03%
Simon Property Group, Inc.	349,500	60,533

Semiconductors & Semiconductor Equipment 1.03%
Micron Technology, Inc.*	2,319,500	60,585

Specialty Retail 2.54%
Foot Locker, Inc.	1,424,100	66,263
GNC Holdings, Inc. Class A	1,066,800	48,006
TJX Cos., Inc. (The)	595,000	34,617
Total		148,886

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

FUNDAMENTAL EQUITY FUND April 30, 2014

Investments	Shares	Fair Value (000)
Technology Hardware, Storage & Peripherals 3.95%
EMC Corp.	2,396,600	$61,832
Hewlett-Packard Co.	3,053,100	100,935
SanDisk Corp.	812,600	69,047
Total		231,814

Textiles, Apparel & Luxury Goods 1.89%
Deckers Outdoor Corp.*	826,063	65,218
PVH Corp.	364,500	45,770
Total		110,988

Investments	Shares	Fair Value (000)
Trading Companies & Distributors 1.57%
W.W. Grainger, Inc.	360,600	$91,737
Total Investments in Common Stocks 100.13% (cost $5,038,556,179)		5,872,413
Liabilities in Excess of Other Assets (0.13)%		(7,583)
Net Assets 100.00%		$5,864,830

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of April 30, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$5,872,413	$—	$—	$5,872,413
Total	$5,872,413	$—	$—	$5,872,413

(1)	Refer to note 2(k) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended April 30, 2014.

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)

GROWTH LEADERS FUND April 30, 2014

Investments	Shares	Fair Value (000)
COMMON STOCKS 97.35%

Aerospace & Defense 1.18%
Honeywell International, Inc.	139,240	$12,935

Airlines 1.82%
American Airlines Group, Inc.*	261,468	9,170
Delta Air Lines, Inc.	290,672	10,705
Total		19,875

Automobiles 0.92%
Harley-Davidson, Inc.	135,903	10,049

Banks 1.95%
PNC Financial Services Group, Inc. (The)	126,332	10,617
Wells Fargo & Co.	214,896	10,667
Total		21,284

Beverages 2.10%
Coca-Cola Co. (The)	259,447	10,583
Dr. Pepper Snapple Group, Inc.	222,122	12,310
Total		22,893

Biotechnology 1.22%
Agios Pharmaceuticals, Inc.*	58,163	2,446
Intercept Pharmaceuticals, Inc.*	41,119	10,861
Total		13,307

Capital Markets 1.75%
Charles Schwab Corp. (The)	419,074	11,126
TD Ameritrade Holding Corp.	251,271	8,016
Total		19,142

Chemicals 4.53%
Celanese Corp. Series A	135,333	8,313
Dow Chemical Co. (The)	182,925	9,128
E.I. du Pont de Nemours & Co.	167,136	11,252
Monsanto Co.	96,148	10,644
Sherwin-Williams Co. (The)	50,538	10,099
Total		49,436

Investments	Shares	Fair Value (000)
Communications Equipment 1.67%
Finisar Corp.*	294,324	$7,696
QUALCOMM, Inc.	133,577	10,514
Total		18,210

Consumer Finance 0.48%
American Express Co.	60,246	5,267

Diversified Consumer Services 0.48%
LifeLock, Inc.*	332,427	5,219

Electronic Equipment, Instruments & Components 1.18%
Trimble Navigation Ltd.*	333,921	12,833

Energy Equipment & Services 3.98%
CARBO Ceramics, Inc.	40,752	5,702
FMC Technologies, Inc.*	97,537	5,530
Halliburton Co.	173,774	10,960
Schlumberger Ltd.	209,419	21,266
Total		43,458

Food & Staples Retailing 5.67%
Costco Wholesale Corp.	139,228	16,106
CVS Caremark Corp.	213,842	15,551
Wal-Mart Stores, Inc.	206,424	16,454
Walgreen Co.	203,111	13,791
Total		61,902

Health Care Equipment & Supplies 1.58%
IDEXX Laboratories, Inc.*	70,810	8,953
St. Jude Medical, Inc.	130,545	8,286
Total		17,239

Health Care Providers & Services 1.27%
Cardinal Health, Inc.	109,545	7,615
HCA Holdings, Inc.*	119,178	6,197
Total		13,812

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

GROWTH LEADERS FUND April 30, 2014

Investments	Shares	Fair Value (000)
Hotels, Restaurants & Leisure 3.07%
Las Vegas Sands Corp.	146,796	$11,616
Starwood Hotels & Resorts Worldwide, Inc.	99,507	7,627
Yum! Brands, Inc.	185,268	14,264
Total		33,507

Household Durables 2.17%
Garmin Ltd. (Switzerland)(a)	226,421	12,929
iRobot Corp.*	158,502	5,310
Toll Brothers, Inc.*	160,146	5,483
Total		23,722

Household Products 1.60%
Colgate-Palmolive Co.	259,704	17,478

Independent Power Producers & Energy Traders 0.98%
NRG Energy, Inc.	326,278	10,676

Internet & Catalog Retail 0.74%
priceline.com, Inc.*	7,012	8,118

Internet Software & Services 8.46%
Baidu, Inc. ADR*	33,207	5,109
Facebook, Inc. Class A*	746,108	44,602
Google, Inc. Class A*	56,664	30,308
Yelp, Inc.*	46,022	2,684
Zillow, Inc. Class A*	88,765	9,649
Total		92,352

Life Sciences Tools & Services 0.47%
Quintiles Transnational Holdings, Inc.*	109,531	5,162

Machinery 4.44%
Caterpillar, Inc.	116,800	12,311
Cummins, Inc.	109,097	16,457
Deere & Co.	127,779	11,927
Joy Global, Inc.	128,996	7,789
Total		48,484

Investments	Shares	Fair Value (000)
Media 2.81%
Comcast Corp. Class A	356,612	$18,458
DIRECTV*	157,999	12,261
Total		30,719

Multi-Utilities 0.97%
Sempra Energy	107,274	10,578

Oil, Gas & Consumable Fuels 4.49%
EOG Resources, Inc.	107,058	10,492
EQT Corp.	119,294	13,002
Range Resources Corp.	140,733	12,729
Southwestern Energy Co.*	266,116	12,741
Total		48,964

Pharmaceuticals 4.95%
Allergan, Inc.	32,542	5,397
Bristol-Myers Squibb Co.	155,456	7,787
Eli Lilly & Co.	207,140	12,242
Johnson & Johnson	146,369	14,825
Merck & Co., Inc.	236,272	13,836
Total		54,087

Professional Services 2.26%
IHS, Inc. Class A*	89,558	10,804
Robert Half International, Inc.	310,227	13,898
Total		24,702

Real Estate Investment Trusts 1.00%
Boston Properties, Inc.	92,879	10,880

Road & Rail 0.80%
Old Dominion Freight Line, Inc.*	143,212	8,683

Semiconductors & Semiconductor Equipment 7.23%
Analog Devices, Inc.	157,809	8,094
First Solar, Inc.*	148,662	10,033
NVIDIA Corp.	428,486	7,914
NXP Semiconductors NV (Netherlands)*(a)	137,838	8,218

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(continued)

GROWTH LEADERS FUND April 30, 2014

Investments	Shares	Fair Value (000)
Semiconductors & Semiconductor Equipment (continued)
Skyworks Solutions, Inc.*	259,784	$10,664
SunEdison, Inc.*	437,809	8,419
SunPower Corp.*	368,095	12,302
Texas Instruments, Inc.	291,847	13,265
Total		78,909

Software 5.72%
King Digital Entertainment plc (Ireland)*(a)	304,006	5,214
Microsoft Corp.	1,070,999	43,268
Oracle Corp.	342,819	14,015
Total		62,497

Specialty Retail 3.48%
Home Depot, Inc. (The)	204,448	16,255
O’Reilly Automotive, Inc.*	84,984	12,645
Tiffany & Co.	104,331	9,128
Total		38,028

Technology Hardware, Storage & Peripherals 5.31%
Apple, Inc.	73,247	43,223
SanDisk Corp.	173,417	14,735
Total		57,958

Textiles, Apparel & Luxury Goods 1.70%
Michael Kors Holdings Ltd. (Hong Kong)*(a)	87,651	7,994
NIKE, Inc. Class B	144,729	10,558
Total		18,552

Trading Companies & Distributors 2.92%
Air Lease Corp.	225,466	8,087
Fastenal Co.	212,251	10,630
HD Supply Holdings, Inc.*	509,588	13,137
Total		31,854
Total Common Stocks (cost $1,054,472,908)		1,062,771

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 2.00%

Repurchase Agreement
Repurchase Agreement dated 4/30/2014, Zero Coupon due 5/1/2014 with Fixed Income Clearing Corp. collateralized by $22,160,000 of U. S. Treasury Note at 0.375% due 6/30/2015; value: $22,243,100; proceeds: $21,805,987 (cost $21,805,987)	$21,806	$21,806
Total Investments in Securities 99.35% (cost $1,076,278,895)		1,084,577
Other Assets in Excess of Liabilities 0.65%		7,062
Net Assets 100.00%		$1,091,639

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

GROWTH LEADERS FUND April 30, 2014

The following is a summary of the inputs used as of April 30, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$1,062,771	$—	$—	$1,062,771
Repurchase Agreement	—	21,806	—	21,806
Total	$1,062,771	$21,806	$—	$1,084,577

(1)	Refer to note 2(k) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended April 30, 2014.

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)

INTERNATIONAL CORE EQUITY FUND April 30, 2014

		U.S. $
		Fair Value
Investments	Shares	(000)
LONG-TERM INVESTMENTS 96.07%

COMMON STOCKS 94.56%

Austria 2.31%

Diversified Telecommunication Services 1.30%
Telekom Austria AG	904,087	$8,968

Machinery 1.01%
Andritz AG	111,376	6,912
Total Austria		15,880

Canada 0.72%

Metals & Mining
Teck Resources Ltd. Class B	216,200	4,927

China 2.18%

Insurance 0.15%
Ping An Insurance Group Co. of China Ltd. Class H	136,000	1,006

Oil, Gas & Consumable Fuels 1.22%
Kunlun Energy Co., Ltd.	5,356,000	8,359

Real Estate Management & Development 0.81%
China Overseas Land & Investment Ltd.	2,280,000	5,594
Total China		14,959

Denmark 2.17%

Diversified Telecommunication Services 1.15%
TDC A/S	845,418	7,936

Pharmaceuticals 1.02%
H Lundbeck A/S	240,358	7,005
Total Denmark		14,941

France 8.24%

Aerospace & Defense 1.68%
Safran SA	172,229	11,575

		U.S. $
		Fair Value
Investments	Shares	(000)
Diversified Telecommunication Services 0.98%
Vivendi SA	251,974	$6,761

Electrical Equipment 1.64%
Schneider Electric SA	120,640	11,306

Insurance 1.45%
AXA SA	382,866	9,973

Pharmaceuticals 1.59%
Sanofi	100,812	10,912

Textiles, Apparel & Luxury Goods 0.90%
Kering	27,851	6,159
Total France		56,686

Germany 6.66%

Automobiles 1.47%
Daimler AG Registered Shares	109,536	10,141

Banks 0.57%
Commerzbank AG*	222,058	3,945

Diversified Financial Services 0.87%
Deutsche Boerse AG	81,463	5,966

Health Care Providers & Services 1.01%
Fresenius SE & Co. KGaA	45,715	6,948

Industrial Conglomerates 1.78%
Siemens AG Registered Shares	92,724	12,221

Life Sciences Tools & Services 0.96%
MorphoSys AG *	76,777	6,574
Total Germany		45,795

Hong Kong 3.76%

Airlines 1.20%
Cathay Pacific Airways Ltd.	4,375,000	8,262

Electric: Utilities 0.85%
Cheung Kong Infrastructure Holdings Ltd.	893,000	5,828

20	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL CORE EQUITY FUND April 30, 2014

		U.S. $
		Fair Value
Investments	Shares	(000)
Hong Kong (continued)

Hotels, Restaurants & Leisure 1.71%
SJM Holdings Ltd.	4,253,000	$11,794
Total Hong Kong		25,884

Indonesia 0.55%

Banks
PT Bank Negara Indonesia (Persero) Tbk	9,095,294	3,788

Italy 3.33%

Banks 1.41%
UniCredit SpA	1,084,977	9,694

Oil, Gas & Consumable Fuels 1.92%
Eni SpA ADR	255,200	13,178
Total Italy		22,872

Japan 15.65%

Automobiles 2.14%
Nissan Motor Co., Ltd.	569,300	4,884
Toyota Motor Corp.	182,900	9,868
		14,752

Banks 1.53%
Bank of Yokohama Ltd. (The)	2,097,000	10,522

Chemicals 1.17%
Asahi Kasei Corp.	1,187,000	8,069

Diversified Financial Services 1.09%
ORIX Corp.	519,400	7,504

Electrical Equipment 0.74%
Nidec Corp.	89,200	5,074

Electronic Equipment, Instruments & Components 2.09%
Hitachi Ltd.	1,795,000	12,765
Murata Manufacturing Co., Ltd.	19,800	1,646
		14,411

		U.S. $
		Fair Value
Investments	Shares	(000)
Information Technology Services 0.77%
Obic Co., Ltd.	176,100	$5,280

Machinery 0.92%
NSK Ltd.	602,000	6,330

Real Estate Management & Development 1.19%
Daiwa House Industry Co., Ltd.	484,000	8,157

Tobacco 0.80%
Japan Tobacco, Inc.	167,000	5,482

Trading Companies & Distributors 2.91%
Mitsubishi Corp.	470,000	8,404
Sumitomo Corp.	894,800	11,614
		20,018

Wireless Telecommunication Services 0.30%
SoftBank Corp.	27,400	2,034
Total Japan		107,633

Luxembourg 0.75%

Metals & Mining
ArcelorMittal Registered Shares	317,600	5,161

Mexico 0.79%

Real Estate Investment Trusts
Macquarie Mexico Real Estate Management SA de CV *	2,863,200	5,436

Netherlands 4.91%

Beverages 1.73%
Heineken Holding NV	187,080	11,939

Diversified Financial Services 1.50%
ING Groep NV CVA *	725,412	10,300

Insurance 1.68%
Aegon NV	1,274,356	11,554
Total Netherlands		33,793

See Notes to Financial Statements.	21

Schedule of Investments (unaudited)(continued)

INTERNATIONAL CORE EQUITY FUND April 30, 2014

		U.S. $
		Fair Value
Investments	Shares	(000)
Norway 3.57%

Banks 2.05%
DNB ASA	797,989	$14,109

Diversified Telecommunication Services 0.33%
Telenor ASA	95,542	2,242

Insurance 1.19%
Storebrand ASA *	1,458,221	8,174
Total Norway		24,525

Portugal 1.69%

Oil, Gas & Consumable Fuels
Galp Energia SGPS SA	672,663	11,651

South Korea 3.59%

Chemicals 1.08%
LG Chem Ltd.	29,241	7,442

Semiconductors & Semiconductor Equipment 2.51%
Samsung Electronics Co., Ltd.	5,780	7,512
SK Hynix, Inc.*	250,550	9,736
		17,248
Total South Korea		24,690

Spain 4.63%

Airlines 0.97%
International Consolidated Airlines Group SA *	975,496	6,656

Construction & Engineering 3.03%
ACS Actividades de Construccion y Servicios SA	251,702	10,782
Obrascon Huarte Lain SA	217,074	10,048
		20,830

Media 0.63%
Mediaset Espana Comunicacion SA *	391,067	4,329
Total Spain		31,815

		U.S. $
		Fair Value
Investments	Shares	(000)
Sweden 1.53%

Machinery
Alfa Laval AB	395,338	$10,488

Switzerland 4.03%

Chemicals 1.14%
Syngenta AG Registered Shares	19,779	7,835

Insurance 0.78%
Swiss Re AG *	61,351	5,357

Pharmaceuticals 2.11%
Roche Holding AG	49,429	14,490
Total Switzerland		27,682

Taiwan 0.91%

Semiconductors & Semiconductor Equipment
Siliconware Precision Industries Co. ADR	846,700	6,283

Thailand 0.87%

Banks
Bangkok Bank Public Co., Ltd.	1,025,900	5,992

United Kingdom 21.72%

Banks 4.15%
Barclays plc	2,258,408	9,617
HSBC Holdings plc	839,556	8,563
HSBC Holdings plc ADR	62,400	3,203
Lloyds Banking Group plc *	5,613,391	7,142
		28,525

Beverages 1.62%
Diageo plc	364,134	11,174

Electric: Utilities 1.77%
SSE plc	472,132	12,156

Food & Staples Retailing 0.25%
Tesco plc	350,625	1,734

22	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL CORE EQUITY FUND April 30, 2014

		U.S. $
		Fair Value
Investments	Shares	(000)
United Kingdom (continued)

Food Products 1.75%
Tate & Lyle plc	531,368	$6,289
Unilever plc	128,189	5,723
		12,012

Household Durables 1.19%
Berkeley Group Holdings plc	211,132	8,178

Insurance 1.58%
Prudential plc	473,868	10,869

Media 1.54%
WPP plc	492,944	10,603

Metals & Mining 0.85%
Rio Tinto plc ADR	107,800	5,852

Oil, Gas & Consumable Fuels 1.17%
Genel Energy plc *	491,968	8,049

Pharmaceuticals 3.42%
GlaxoSmithKline plc	421,341	11,610
Shire plc	209,347	11,940
		23,550

Tobacco 1.62%
Imperial Tobacco Group plc	257,540	11,119

Trading Companies & Distributors 0.81%
Ashtead Group plc	377,342	5,571
Total United Kingdom		149,392
Total Common Stocks (cost $563,904,913)		650,273

PREFERRED STOCK 1.51%

Germany

Automobiles
Volkswagen AG (cost $10,010,209)	38,593	10,392
Total Long-Term Investments (cost $573,915,122)		660,665

	Principal	U.S. $
	Amount	Fair Value
Investments	(000)	(000)
SHORT-TERM INVESTMENT 2.67%

Repurchase Agreement
Repurchase Agreement dated 4/30/2014, Zero Coupon due 5/1/2014 with Fixed Income Clearing Corp. collateralized by $3,520,000 of Federal National Mortgage Assoc. at 0.375% due 12/21/2015 and $13,990,000 of U.S. Treasury Note at 4.50% due 11/15/2015; value: $18,707,950; proceeds: $18,339,576 (cost $18,339,576)	$18,340	$18,340
Total Investments in Securities 98.74% (cost $592,254,698)		679,005
Cash, Foreign Cash and Other Assets in Excess of Liabilities(a) 1.26%		8,672
Net Assets 100.00%		$687,677

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/ depreciation on forward foreign currency exchange contracts as follows:

See Notes to Financial Statements.	23

Schedule of Investments (unaudited)(continued)

INTERNATIONAL CORE EQUITY FUND April 30, 2014

Open Forward Foreign Currency Exchange Contracts at April 30, 2014:

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Appreciation
Australian dollar	Buy	J.P.Morgan	8/11/2014	9,730,000	$8,941,666	$8,976,671	$35,005
Australian dollar	Buy	J.P.Morgan	8/11/2014	9,730,000	8,938,990	8,976,671	37,681
Australian dollar	Buy	J.P.Morgan	8/11/2014	9,730,000	8,940,547	8,976,671	36,124
Australian dollar	Buy	Morgan Stanley	6/10/2014	8,669,000	7,713,113	8,032,026	318,913
Australian dollar	Buy	UBS AG	6/10/2014	8,669,000	7,707,382	8,032,026	324,644
Australian dollar	Buy	UBS AG	6/10/2014	4,300,000	3,824,441	3,984,048	159,607
Brazilian real	Buy	UBS AG	7/25/2014	15,140,000	6,300,458	6,633,098	332,640
British pound	Buy	Barclays Bank plc	6/4/2014	1,245,000	2,065,111	2,101,514	36,403
British pound	Buy	Goldman Sachs	5/12/2014	545,000	902,312	920,105	17,793
British pound	Buy	J.P.Morgan	5/12/2014	2,115,000	3,503,042	3,570,684	67,642
euro	Buy	Barclays Bank plc	6/9/2014	1,315,000	1,814,662	1,824,213	9,551
euro	Buy	Barclays Bank plc	6/9/2014	3,265,000	4,525,538	4,529,320	3,782
euro	Buy	Goldman Sachs	6/9/2014	4,400,000	6,072,722	6,103,831	31,109
euro	Buy	J.P.Morgan	6/9/2014	1,975,000	2,729,935	2,739,788	9,853
euro	Buy	Morgan Stanley	6/9/2014	2,100,000	2,901,192	2,913,192	12,000
Japanese yen	Buy	Credit Suisse	5/9/2014	355,000,000	3,458,515	3,472,540	14,025
Japanese yen	Buy	J.P.Morgan	5/9/2014	255,000,000	2,445,956	2,494,359	48,403
Norwegian krone	Buy	Morgan Stanley	5/27/2014	8,225,000	1,377,582	1,382,470	4,888
Singapore dollar	Buy	Credit Suisse	5/16/2014	6,360,000	5,020,544	5,072,970	52,426
South African rand	Buy	Deutsche Bank	8/25/2014	48,400,000	4,511,062	4,516,319	5,257
Swiss franc	Buy	Barclays Bank plc	5/16/2014	7,650,000	8,485,330	8,692,965	207,635
Swiss franc	Buy	Goldman Sachs	6/20/2014	16,940,000	19,044,171	19,254,882	210,711
Swiss franc	Buy	UBS AG	5/16/2014	1,110,000	1,221,056	1,261,332	40,276
euro	Sell	Barclays Bank plc	6/9/2014	1,880,000	2,613,753	2,608,001	5,752
euro	Sell	J.P.Morgan	6/9/2014	1,790,000	2,491,018	2,483,149	7,869
Japanese yen	Sell	J.P.Morgan	6/18/2014	174,000,000	1,703,609	1,702,436	1,173
Japanese yen	Sell	Morgan Stanley	6/18/2014	107,000,000	1,050,942	1,046,901	4,041
Norwegian krone	Sell	Bank of America	8/14/2014	20,285,000	3,406,811	3,398,657	8,154
Swiss franc	Sell	Morgan Stanley	5/16/2014	1,500,000	1,705,469	1,704,503	966
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$2,044,323

24	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

INTERNATIONAL CORE EQUITY FUND April 30, 2014

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Depreciation
Japanese yen	Buy	J.P.Morgan	6/18/2014	571,000,000	$5,632,830	$5,586,732	$(46,098)
British pound	Sell	Barclays Bank plc	5/12/2014	2,660,000	4,371,245	4,490,790	(119,545)
British pound	Sell	Barclays Bank plc	6/4/2014	1,250,000	2,057,536	2,109,954	(52,418)
British pound	Sell	Barclays Bank plc	6/4/2014	2,610,000	4,358,295	4,405,584	(47,289)
British pound	Sell	Goldman Sachs	6/4/2014	1,340,000	2,196,785	2,261,871	(65,086)
British pound	Sell	J.P.Morgan	6/4/2014	2,075,000	3,466,505	3,502,524	(36,019)
British pound	Sell	J.P.Morgan	6/4/2014	2,430,000	4,082,155	4,101,751	(19,596)
Canadian dollar	Sell	Bank of America	6/20/2014	4,000,000	3,598,776	3,645,185	(46,409)
euro	Sell	Barclays Bank plc	6/9/2014	1,030,000	1,412,433	1,428,851	(16,418)
euro	Sell	Barclays Bank plc	6/9/2014	1,550,000	2,135,145	2,150,213	(15,068)
euro	Sell	Barclays Bank plc	6/9/2014	1,310,000	1,801,771	1,817,277	(15,506)
euro	Sell	Barclays Bank plc	8/11/2014	17,615,000	24,198,289	24,433,463	(235,174)
euro	Sell	Goldman Sachs	6/9/2014	2,300,000	3,171,948	3,190,639	(18,691)
euro	Sell	Goldman Sachs	8/11/2014	3,000,000	4,152,417	4,161,248	(8,831)
euro	Sell	J.P.Morgan	6/9/2014	2,330,000	3,215,423	3,232,256	(16,833)
euro	Sell	Morgan Stanley	6/9/2014	6,465,000	8,968,306	8,968,470	(164)
euro	Sell	UBS AG	6/9/2014	820,000	1,127,883	1,137,532	(9,649)
euro	Sell	UBS AG	6/9/2014	2,165,000	2,959,356	3,003,362	(44,006)
euro	Sell	UBS AG	6/9/2014	1,840,000	2,535,492	2,552,511	(17,019)
Japanese yen	Sell	Goldman Sachs	6/18/2014	290,000,000	2,835,908	2,837,395	(1,487)
Japanese yen	Sell	Morgan Stanley	5/9/2014	610,000,000	5,839,176	5,966,899	(127,723)
Norwegian krone	Sell	Goldman Sachs	5/27/2014	94,185,000	15,222,935	15,830,756	(607,821)
South Korean won	Sell	J.P.Morgan	8/21/2014	13,500,000,000	12,922,370	13,010,453	(88,083)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(1,654,933)

The following is a summary of the inputs used as of April 30, 2014 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)(3)	(000)	(000)	(000)	(000)
Common Stocks	$650,273	$—	$—	$650,273
Preferred Stock	10,392	—	—	10,392
Repurchase Agreement	—	18,340	—	18,340
Total	$660,665	$18,340	$—	$679,005
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$2,044	$—	$2,044
Liabilities	—	(1,655)	—	(1,655)
Total	$—	$389	$—	$389

(1)	Refer to note 2(k) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended April 30, 2014.

See Notes to Financial Statements.	25

Schedule of Investments (unaudited)

INTERNATIONAL DIVIDEND INCOME FUND April 30, 2014

		U.S. $
		Fair Value
Investments	Shares	(000)
LONG-TERM INVESTMENTS 95.43%

COMMON STOCKS 93.76%

Australia 7.06%

Banks 2.08%
National Australia
Bank Ltd.	1,605,802	$52,660

Electric: Utilities 2.50%
SP AusNet	22,592,224	29,383
Spark Infrastructure Group	20,576,876	33,740
		63,123

Real Estate Investment Trusts 2.48%
Mirvac Group	23,026,527	37,436
Westfield Retail Trust	8,542,562	25,316
		62,752
Total Australia		178,535

Austria 0.75%

Metals & Mining
Voestalpine AG	417,306	19,047

Belgium 1.36%

Air Freight & Logistics
bpost SA	1,522,974	34,303

Canada 0.91%

Oil, Gas & Consumable Fuels
Baytex Energy Corp.	554,600	23,084

China 1.50%

Banks 0.75%
Bank of China Ltd. H Shares	42,962,000	18,896

Oil, Gas & Consumable Fuels 0.75%
Kunlun Energy Co., Ltd.	12,230,000	19,087
Total China		37,983

		U.S. $
		Fair Value
Investments	Shares	(000)
Denmark 1.86%

Diversified Telecommunication Services
TDC A/S	5,015,552	$47,079

Finland 0.78%

Paper & Forest Products
UPM-Kymmene OYJ	1,130,997	19,771

France 10.47%

Banks 1.56%
BNP Paribas SA	526,609	39,532

Diversified Telecommunication Services 1.80%
Orange SA	1,321,423	21,404
Vivendi SA	899,927	24,146
		45,550

Electrical Equipment 1.02%
Schneider Electric SA	275,029	25,774

Insurance 1.45%
AXA SA	1,409,466	36,713

Media 0.61%
Lagardere SCA	368,455	15,425

Oil, Gas & Consumable Fuels 2.14%
Total SA ADR	761,380	54,241

Pharmaceuticals 1.37%
Sanofi	319,011	34,530

Textiles, Apparel & Luxury Goods 0.52%
Kering	58,989	13,045
Total France		264,810

Germany 7.15%

Automobiles 1.40%
Daimler AG Registered Shares	382,683	35,428

26	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL DIVIDEND INCOME FUND April 30, 2014

		U.S. $
		Fair Value
Investments	Shares	(000)
Germany (continued)

Diversified Telecommunication Services 1.38%
Deutsche Telekom AG Registered Shares	2,084,012	$34,941

Industrial Conglomerates 1.65%
Siemens AG Registered Shares	317,009	41,781

Media 1.05%
ProSiebenSat.1 Media AG Registered Shares	605,403	26,470

Wireless Telecommunication Services 1.67%
Freenet AG	1,220,081	42,173
Total Germany		180,793

Hong Kong 4.94%

Electric: Utilities 0.79%
Cheung Kong Infrastructure Holdings Ltd.	3,061,000	19,978

Hotels, Restaurants & Leisure 2.02%
SJM Holdings Ltd.	15,006,000	41,614
Wynn Macau Ltd.	2,380,800	9,381
		50,995

Real Estate Management & Development 1.44%
Cheung Kong Holdings Ltd.	2,132,000	36,299

Water Utilities 0.69%
Guangdong Investment Ltd.	16,150,000	17,560
Total Hong Kong		124,832

Israel 1.10%

Diversified Telecommunication Services
Bezeq The Israeli Telecommunication Corp., Ltd.	15,353,777	27,819

		U.S. $
		Fair Value
Investments	Shares	(000)
Italy 3.88%

Banks 0.65%
Intesa Sanpaolo SpA	4,825,832	$16,470

Oil, Gas & Consumable Fuels 1.85%
Eni SpA ADR	904,380	46,702

Transportation Infrastructure 1.38%
Atlantia SpA	1,341,959	34,908
Total Italy		98,080

Japan 9.03%

Automobiles 1.67%
Nissan Motor Co., Ltd.	2,008,200	17,227
Toyota Motor Corp.	462,900	24,975
		42,202

Banks 1.33%
Aozora Bank Ltd.	11,288,000	33,565

Real Estate Investment Trusts 0.99%
United Urban Investment Corp.	16,661	25,097

Real Estate Management & Development 0.67%
Daiwa House Industry Co., Ltd.	1,005,000	16,938

Technology Hardware, Storage & Peripheral 0.95%
Ricoh Co., Ltd.	2,093,300	24,059

Tobacco 0.77%
Japan Tobacco, Inc.	591,700	19,423

Trading Companies & Distributors 2.65%
Mitsubishi Corp.	1,574,100	28,146
Sumitomo Corp.	2,990,800	38,820
		66,966
Total Japan		228,250

See Notes to Financial Statements.	27

Schedule of Investments (unaudited)(continued)

INTERNATIONAL DIVIDEND INCOME FUND April 30, 2014

		U.S. $
		Fair Value
Investments	Shares	(000)
Luxembourg 0.71%

Media
RTL Group SA	160,803	$17,854

Mexico 0.73%

Real Estate Investment Trusts
Macquarie Mexico Real Estate Management SA de CV*	9,740,337	18,494

Netherlands 2.01%

Insurance
Aegon NV	3,805,233	34,499
Delta Lloyd NV	618,110	16,255
Total Netherlands		50,754

New Zealand 2.41%

Airlines 1.52%
Air New Zealand Ltd.	21,267,918	38,513

Diversified Telecommunication Services 0.89%
Telecom Corp. of New Zealand Ltd.	9,435,132	22,536
Total New Zealand		61,049

Norway 0.21%

Diversified Telecommunication Services
Telenor ASA	224,187	5,261

Portugal 1.93%

Electric: Utilities
EDP—Energias de Portugal SA	10,052,866	48,814

Singapore 0.78%

Real Estate Investment Trusts
Mapletree Logistics Trust	22,557,000	19,792

		U.S. $
		Fair Value
Investments	Shares	(000)
South Korea 1.10%

Wireless Telecommunication Services
SK Telecom Co. Ltd.	134,593	$27,810

Spain 6.34%

Banks 1.59%
Banco Bilbao Vizcaya Argentaria SA	3,279,876	40,248

Electric: Utilities 0.83%
Red Electrica Corp. SA	254,973	20,969

Gas Utilities 2.00%
Enagas SA	1,309,432	40,329
Gas Natural SDG SA	351,942	10,090
		50,419

Insurance 0.70%
Mapfre SA	4,202,892	17,697

Oil, Gas & Consumable Fuels 1.22%
Repsol SA	1,148,265	30,905
Total Spain		160,238

Sweden 1.02%

Construction & Engineering
NCC AB B Shares	742,516	25,911

Switzerland 3.93%

Insurance 0.97%
Swiss Re AG*	281,862	24,612

Pharmaceuticals 2.96%
Novartis AG Registered Shares	373,647	32,393
Roche Holding AG	144,455	42,347
		74,740
Total Switzerland		99,352

28	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL DIVIDEND INCOME FUND April 30, 2014

		U.S. $
		Fair Value
Investments	Shares	(000)
Taiwan 2.37%

Semiconductors & Semiconductor Equipment
Siliconware Precision Industries Co. ADR	3,772,620	$27,993
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,583,500	31,828
Total Taiwan		59,821

Thailand 1.54%

Banks 0.82%
Krung Thai Bank PCL	36,940,900	20,662

Chemicals 0.72%
PTT Global Chemical PCL	8,431,300	18,173
Total Thailand		38,835

Turkey 0.77%

Oil, Gas & Consumable Fuels
Tupras Turkiye Petrol Rafinerileri AS	868,777	19,543

United Kingdom 17.12%

Aerospace & Defense 0.85%
BAE Systems plc	3,196,604	21,588

Banks 2.57%
Barclays plc	6,120,929	26,064
HSBC Holdings plc	3,807,896	38,839
		64,903

Beverages 0.47%
Britvic plc	959,715	11,740

Electric: Utilities 1.71%
SSE plc	1,681,753	43,302

		U.S. $
		Fair Value
Investments	Shares	(000)
Food & Staples Retailing 0.15%
Tesco plc	744,380	$3,682

Food Products 1.50%
Tate & Lyle plc	1,687,991	19,978
Unilever plc	399,539	17,836
		37,814

Insurance 1.94%
Prudential plc	1,390,723	31,899
RSA Insurance Group plc	10,406,444	17,245
		49,144

Media 0.92%
Reed Elsevier plc	1,580,404	23,268

Metals & Mining 0.80%
Rio Tinto plc ADR	373,200	20,261

Multi-Utilities 0.81%
National Grid plc	1,444,228	20,495

Oil, Gas & Consumable Fuels 1.70%
BP plc	5,104,604	43,024

Pharmaceuticals 1.66%
GlaxoSmithKline plc	1,522,128	41,942

Tobacco 1.56%
Imperial Tobacco Group plc	914,900	39,498

Wireless Telecommunication Services 0.48%
Vodafone Group plc	3,222,442	12,185
Total United Kingdom		432,846
Total Common Stocks (cost $2,047,048,614)		2,370,760

See Notes to Financial Statements.	29

Schedule of Investments (unaudited)(continued)

INTERNATIONAL DIVIDEND INCOME FUND April 30, 2014

		U.S. $
	Principal	Fair Value
Investments	Amount	(000)
CORPORATE BOND 0.71%

Spain

Banks
Banco Popular Espanol SA(a) (cost $16,274,290)	$11,000,000	$17,917

	Shares
PREFERRED STOCK 0.96%

Brazil
Independent Power Producers & Energy Traders
AES Tiete SA (cost $31,309,199)	3,083,600	24,215
Total Long-Term Investments (cost $2,094,632,103)		2,412,892

	Principal	U.S. $
	Amount	Fair Value
Investments	(000)	(000)
SHORT-TERM INVESTMENT 2.92%

Repurchase Agreement
Repurchase Agreement dated 4/30/2014, Zero Coupon due 5/1/2014 with Fixed Income Clearing Corp. collateralized by $69,355,000 of U.S. Treasury Note at 4.50% due 11/15/2015; value: $75,250,175; proceeds: $73,773,910 (cost $73,773,910)	$73,774	$73,774
Total Investments in Securities 98.35% (cost $2,168,406,013)		2,486,666
Cash, Foreign Cash and Other Assets in Excess of Liabilities(b) 1.65%		41,751
Net Assets 100.00%		$2,528,417

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	The security has an interest rate of 11.50%, is perpetual in nature and has no stated maturity.
(b)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts as follows:

30	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL DIVIDEND INCOME FUND April 30, 2014

Open Forward Foreign Currency Exchange Contracts at April 30, 2014:

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Appreciation
Australian dollar	Buy	Barclays Bank plc	6/10/2014	24,185,000	$21,528,520	$22,407,954	$879,434
Australian dollar	Buy	J.P.Morgan	8/11/2014	26,345,000	24,210,502	24,305,283	94,781
Australian dollar	Buy	J.P.Morgan	8/11/2014	26,345,000	24,203,257	24,305,283	102,026
Australian dollar	Buy	J.P.Morgan	8/11/2014	26,345,000	24,207,472	24,305,282	97,810
Australian dollar	Buy	Morgan Stanley	6/10/2014	47,020,000	41,835,340	43,565,102	1,729,762
Australian dollar	Buy	UBS AG	5/16/2014	147,935,000	131,772,066	137,299,881	5,527,815
Australian dollar	Buy	UBS AG	6/10/2014	47,020,000	41,804,259	43,565,102	1,760,843
Australian dollar	Buy	UBS AG	6/10/2014	23,510,000	20,909,912	21,782,551	872,639
Canadian dollar	Buy	Bank of America	5/22/2014	27,300,000	24,679,639	24,895,400	215,761
Canadian dollar	Buy	Goldman Sachs	7/18/2014	32,000,000	28,766,088	29,142,005	375,917
Canadian dollar	Buy	Goldman Sachs	8/21/2014	36,200,000	32,830,804	32,939,686	108,882
Canadian dollar	Buy	J.P.Morgan	5/22/2014	27,600,000	24,918,473	25,168,976	250,503
Canadian dollar	Buy	Morgan Stanley	6/20/2014	31,000,000	27,885,321	28,250,184	364,863
Canadian dollar	Buy	Morgan Stanley	8/21/2014	36,200,000	32,821,987	32,939,686	117,699
Canadian dollar	Buy	UBS AG	6/20/2014	31,500,000	28,341,866	28,705,832	363,966
euro	Buy	Barclays Bank plc	6/9/2014	13,300,000	18,434,811	18,450,216	15,405
Israeli new shekel	Buy	Morgan Stanley	8/22/2014	117,150,000	33,676,257	33,827,139	150,882
New Zealand dollar	Buy	Goldman Sachs	5/5/2014	5,685,000	4,686,015	4,900,958	214,943
Norwegian krone	Buy	J.P.Morgan	5/27/2014	19,625,000	3,139,227	3,298,599	159,372
Norwegian krone	Buy	Morgan Stanley	5/27/2014	45,225,000	7,153,884	7,601,486	447,602
Norwegian krone	Buy	Morgan Stanley	5/27/2014	34,900,000	5,618,188	5,866,044	247,856
Singapore dollar	Buy	Credit Suisse	5/16/2014	28,100,000	22,181,963	22,413,592	231,629
Singapore dollar	Buy	Goldman Sachs	5/16/2014	11,930,000	9,331,248	9,515,806	184,558
South African rand	Buy	Goldman Sachs	7/25/2014	186,450,000	16,829,004	17,491,986	662,982
South African rand	Buy	UBS AG	6/11/2014	348,900,000	31,090,413	32,969,846	1,879,433
Turkish lira	Buy	Bank of America	8/18/2014	35,400,000	16,073,207	16,314,156	240,949
Turkish lira	Buy	Goldman Sachs	8/18/2014	35,400,000	16,069,070	16,314,156	245,086
euro	Sell	J.P.Morgan	6/9/2014	4,930,000	6,860,736	6,839,065	21,671
New Zealand dollar	Sell	Goldman Sachs	8/4/2014	9,850,000	8,454,531	8,425,297	29,234
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$17,594,303

See Notes to Financial Statements.	31

Schedule of Investments (unaudited)(concluded)

INTERNATIONAL DIVIDEND INCOME FUND April 30, 2014

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Depreciation
Australian dollar	Buy	Morgan Stanley	7/24/2014	55,700,000	$51,831,841	$51,451,480	$(380,361)
Australian dollar	Sell	J.P.Morgan	5/16/2014	5,400,000	4,993,585	5,011,791	(18,206)
Australian dollar	Sell	Morgan Stanley	5/16/2014	5,400,000	5,010,034	5,011,791	(1,757)
British pound	Sell	Goldman Sachs	6/20/2014	27,135,000	45,204,359	45,797,236	(592,877)
British pound	Sell	Goldman Sachs	7/28/2014	22,125,000	36,513,065	37,330,636	(817,571)
British pound	Sell	Goldman Sachs	7/28/2014	22,125,000	36,492,643	37,330,636	(837,993)
British pound	Sell	J.P.Morgan	5/22/2014	27,000,000	44,998,983	45,579,635	(580,652)
British pound	Sell	J.P.Morgan	7/28/2014	22,125,000	36,501,958	37,330,636	(828,678)
euro	Sell	Barclays Bank plc	6/9/2014	4,510,000	6,203,045	6,256,427	(53,382)
euro	Sell	J.P.Morgan	6/9/2014	18,965,000	25,631,842	26,308,899	(677,057)
euro	Sell	J.P.Morgan	6/9/2014	5,400,000	7,394,944	7,491,065	(96,121)
euro	Sell	J.P.Morgan	6/9/2014	9,215,000	12,660,092	12,783,364	(123,272)
euro	Sell	J.P.Morgan	7/24/2014	66,000,000	91,148,904	91,548,987	(400,083)
euro	Sell	Morgan Stanley	6/9/2014	6,135,000	8,418,570	8,510,683	(92,113)
euro	Sell	Morgan Stanley	6/9/2014	3,900,000	5,410,115	5,410,214	(99)
euro	Sell	UBS AG	6/9/2014	3,300,000	4,539,041	4,577,873	(38,832)
euro	Sell	UBS AG	6/9/2014	3,050,000	4,202,854	4,231,065	(28,211)
Japanese yen	Sell	J.P.Morgan	7/28/2014	5,625,000,000	54,941,084	55,048,479	(107,395)
Japanese yen	Sell	Morgan Stanley	5/9/2014	11,330,000,000	108,455,509	110,827,816	(2,372,307)
Japanese yen	Sell	Morgan Stanley	6/20/2014	5,745,000,000	56,135,914	56,210,403	(74,489)
New Zealand dollar	Sell	Morgan Stanley	5/5/2014	5,685,000	4,607,818	4,900,958	(293,140)
Norwegian krone	Sell	Goldman Sachs	5/27/2014	99,750,000	16,122,395	16,766,129	(643,734)
South Korean won	Sell	J.P.Morgan	6/12/2014	7,310,000,000	6,818,076	7,069,596	(251,520)
Swiss franc	Sell	Goldman Sachs	7/7/2014	43,575,000	49,325,796	49,536,184	(210,388)
Taiwan dollar	Sell	Morgan Stanley	7/2/2014	730,000,000	24,028,966	24,215,472	(186,506)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(9,706,744)

The following is a summary of the inputs used as of April 30, 2014 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)(3)	(000)	(000)	(000)	(000)
Common Stocks	$2,370,760	$—	$—	$2,370,760
Corporate Bond	—	17,917	—	17,917
Preferred Stock	24,215	—	—	24,215
Repurchase Agreement	—	73,774	—	73,774
Total	$2,394,975	$91,691	$—	$2,486,666
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$17,595	$—	$17,595
Liabilities	—	(9,707)	—	(9,707)
Total	$—	$7,888	$—	$7,888

(1)	Refer to note 2(k) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended April 30, 2014.

32	See Notes to Financial Statements.

Schedule of Investments (unaudited)

INTERNATIONAL OPPORTUNITIES FUND April 30, 2014

		U.S. $
		Fair Value
Investments	Shares	(000)
COMMON STOCKS 93.47%

Australia 0.78%

Multi-Utilities
DUET Group	2,033,979	$4,100

Austria 1.35%

Semiconductors & Semiconductor Equipment
ams AG	46,800	7,041

Belgium 0.58%

Electric: Utilities
Elia System Operator SA	57,101	3,028

Brazil 0.24%

Multi-Line Retail
Magazine Luiza SA	363,000	1,242

Canada 2.31%

Metals & Mining 1.08%
HudBay Minerals, Inc.	665,266	5,675

Oil, Gas & Consumable Fuels 0.43%
TORC Oil & Gas Ltd.	183,458	2,239

Paper & Forest Products 0.80%
International Forest Products Ltd. Class A *	275,509	4,178
Total Canada		12,092

China 1.89%

Oil, Gas & Consumable Fuels 0.95%
China Suntien Green Energy Corp., Ltd. Class H	14,622,000	4,941

Water Utilities 0.94%
CT Environmental Group Ltd.*	8,584,000	4,927
Total China		9,868

		U.S. $
		Fair Value
Investments	Shares	(000)
Finland 1.30%

Leisure Product
Amer Sports OYJ A Shares	328,548	$6,782

France 2.06%

Auto Components 0.74%
Plastic Omnium SA	113,301	3,851

Information Technology Services 1.32%
Altran Technologies SA *	633,973	6,902
Total France		10,753

Germany 8.57%

Auto Components 0.99%
ElringKlinger AG	128,067	5,155

Chemicals 1.01%
Symrise AG	104,710	5,284

Life Sciences Tools & Services 1.85%
Gerresheimer AG	88,585	6,006
MorphoSys AG *	43,213	3,700
		9,706

Machinery 1.54%
Deutz AG *	399,553	3,332
DMG MORI SEIKI AG	149,939	4,707
		8,039

Real Estate Management & Development 1.93%
GAGFAH SA *	372,227	5,877
Patrizia Immobilien AG *	357,246	4,218
		10,095

Technology Hardware, Storage & Peripheral 1.25%
Wincor Nixdorf AG	100,294	6,551
Total Germany		44,830

See Notes to Financial Statements.	33

Schedule of Investments (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND April 30, 2014

		U.S. $
		Fair Value
Investments	Shares	(000)
Hong Kong 7.20%

Auto Components 1.43%
Minth Group Ltd.	2,712,000	$4,261
Nexteer Automotive Group Ltd.*	4,907,000	3,215
		7,476

Capital Markets 1.48%
Sun Hung Kai & Co., Ltd.	11,150,000	7,766

Communications Equipment 0.51%
VTech Holdings Ltd.	191,800	2,647

Energy Equipment & Services 0.57%
Hilong Holding Ltd.	5,726,000	2,984

Hotels, Restaurants & Leisure 0.62%
REXLot Holdings Ltd.	30,400,000	3,215

Household Durables 1.12%
Techtronic Industries Co.	1,833,000	5,840

Machinery 0.57%
Sinotruk Hong Kong Ltd.	5,669,500	3,005

Specialty Retail 0.90%
Esprit Holdings Ltd.	2,843,500	4,724
Total Hong Kong		37,657

India 0.98%

Consumer Finance
SKS Microfinance Ltd.*	1,299,026	5,145

Indonesia 1.47%

Banks 1.12%
Bank Tabungan Negara Persero Tbk PT	58,937,400	5,888

Consumer Finance 0.35%
PT Clipan Finance Indonesia Tbk	52,233,850	1,830
Total Indonesia		7,718

		U.S. $
		Fair Value
Investments	Shares	(000)
Ireland 1.32%

Health Care Providers & Services
UDG Healthcare plc	1,138,723	$6,896

Israel 1.08%

Diversified Financial Services
Plus500 Ltd.	579,707	5,633

Italy 1.39%

Internet & Catalog Retail 0.86%
Yoox SpA *	126,126	4,521

Textiles, Apparel & Luxury Goods 0.53%
Brunello Cucinelli SpA	96,063	2,759
Total Italy		7,280

Japan 19.07%

Auto Components 1.03%
Keihin Corp.	373,700	5,410

Building Products 0.99%
Aica Kogyo Co., Ltd.	247,000	5,158

Construction & Engineering 0.99%
SHO-BOND Holdings Co., Ltd.	114,700	5,166

Diversified Financial Services 1.30%
Century Tokyo Leasing Corp.	234,900	6,787

Electronic Equipment, Instruments & Components 1.60%
Japan Aviation Electronics Industry Ltd.	334,000	5,684
Topcon Corp.	153,200	2,672
		8,356

Food & Staples Retailing 0.60%
Sundrug Co., Ltd.	77,400	3,165

Food Products 0.98%
Toyo Suisan Kaisha Ltd.	161,000	5,150

34	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND April 30, 2014

		U.S. $
		Fair Value
Investments	Shares	(000)
Japan (continued)

Health Care Equipment & Supplies 0.51%
Hogy Medical Co., Ltd.	51,400	$2,645

Hotels, Restaurants & Leisure 1.11%
St. Marc Holdings Co., Ltd.	122,900	5,824

Household Durables 1.00%
Haseko Corp.	828,200	5,241

Information Technology Services 2.91%
NS Solutions Corp.	207,400	5,187
Obic Co., Ltd.	175,200	5,252
SCSK Corp.	180,600	4,763
		15,202

Machinery 1.55%
Nabtesco Corp.	146,100	3,143
NSK Ltd.	474,000	4,984
		8,127

Personal Products 1.75%
Aderans Co., Ltd.	249,308	3,541
Kobayashi Pharmaceutical Co., Ltd.	92,500	5,609
		9,150

Real Estate Management & Development 0.66%
Takara Leben Co., Ltd.	1,266,200	3,468

Software 0.46%
NSD Co., Ltd.	194,900	2,408

Specialty Retail 1.08%
United Arrows Ltd.	146,500	5,660

Wireless Telecommunication Services 0.55%
Okinawa Cellular Telephone Co.	112,600	2,874
Total Japan		99,791

Luxembourg 0.48%

Real Estate Management & Development
Grand City Properties SA *	223,326	2,516

		U.S. $
		Fair Value
Investments	Shares	(000)
Mexico 0.83%

Real Estate Investment Trusts
Macquarie Mexico Real Estate Management SA de CV *	2,297,975	$4,363

Netherlands 3.80%

Construction & Engineering 1.17%
Arcadis NV	173,262	6,149

Machinery 1.08%
Aalberts Industries NV	170,222	5,664

Professional Services 1.55%
USG People NV	469,071	8,086
Total Netherlands		19,899

New Zealand 1.82%

Airlines
Air New Zealand Ltd.	5,269,220	9,542

Norway 0.46%

Oil, Gas & Consumable Fuels
DNO International ASA *	690,623	2,395

Philippines 1.57%

Banks 0.49%
Rizal Commercial Banking Corp.	2,375,500	2,558

Real Estate Management & Development 1.08%
Filinvest Land, Inc.	158,789,000	5,663
Total Philippines		8,221

Spain 2.81%

Diversified Financial Services 0.77%
Bolsas y Mercados Espanoles SA	92,822	4,043

Food Products 1.00%
Ebro Foods SA	226,590	5,218

See Notes to Financial Statements.	35

Schedule of Investments (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND April 30, 2014

		U.S. $
		Fair Value
Investments	Shares	(000)
Spain (continued)

Hotels, Restaurants & Leisure 0.36%
eDreams ODIGEO SL *	131,442	$1,888

Media 0.68%
Mediaset Espana Comunicacion SA *	321,861	3,563
Total Spain		14,712

Sweden 3.47%

Commercial Services & Supplies 2.31%
Intrum Justitia AB	218,562	6,323
Loomis AB Class B	213,733	5,802
		12,125

Food & Staples Retailing 1.16%
Axfood AB	113,912	6,056
Total Sweden		18,181

Switzerland 1.95%

Capital Markets 0.52%
EFG International AG *	213,351	2,703

Communications Equipment 0.29%
Ascom Holding AG	82,986	1,542

Household Durables 1.14%
Forbo Holding AG Registered Shares *	5,766	5,965
Total Switzerland		10,210

United Kingdom 24.69%

Capital Markets 3.41%
3i Group plc	973,445	6,242
Ashmore Group plc	896,598	5,305
Jupiter Fund Management plc	964,579	6,322
		17,869

Chemicals 0.89%
Essentra plc	346,112	4,675

		U.S. $
		Fair Value
Investments	Shares	(000)
Communications Equipment 0.35%
Telit Communications plc *	481,796	$1,857

Diversified Financial Services 1.54%
Arrow Global Group plc *	2,070,544	8,041

Electronic Equipment, Instruments & Components 1.10%
Electrocomponents plc	1,175,487	5,766

Health Care Providers & Services 1.02%
Synergy Health plc	256,177	5,363

Household Durables 0.71%
Berkeley Group Holdings plc	95,838	3,712

Independent Power and Renewable Electricity Producer 1.13%
APR Energy plc	439,131	5,887

Information Technology Services 0.93%
Innovation Group plc *	9,050,100	4,851

Insurance 1.68%
Catlin Group Ltd.	576,262	5,142
Just Retirement Group plc *	1,324,124	3,642
		8,784

Internet & Catalog Retail 0.36%
N Brown Group plc	216,400	1,874

Multi-Line Retail 0.46%
Poundland Group plc *	409,605	2,403

Oil, Gas & Consumable Fuels 2.82%
Afren plc *	2,137,484	5,684
Genel Energy plc *	300,077	4,910
Ophir Energy plc *	938,536	4,177
		14,771

Professional Services 3.80%
Exova Group plc *	1,534,283	5,706
Hays plc	2,285,152	5,814
Michael Page International plc	1,061,117	8,381
		19,901

36	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND April 30, 2014

		U.S. $
		Fair Value
Investments	Shares	(000)
United Kingdom (continued)

Software 0.93%
Playtech plc	430,948	$4,853

Specialty Retail 1.98%
Carphone Warehouse Group plc	764,555	3,973
Howden Joinery Group plc	1,162,784	6,385
		10,358

Trading Companies & Distributors 1.58%
Ashtead Group plc	255,357	3,770
Diploma plc	403,571	4,487
		8,257
Total United Kingdom		129,222
Total Common Stocks (cost $435,245,649)		489,117

PREFERRED STOCK 1.51%

Germany

Machinery
Jungheinrich AG (cost $7,630,211)	106,507	7,912
Total Long-Term Investments (cost $442,875,860)		497,029

	Principal	U.S. $
	Amount	Fair Value
Investments	(000)	(000)
SHORT-TERM INVESTMENT 2.50%

Repurchase Agreement
Repurchase Agreement dated 4/30/2014, Zero Coupon due 5/1/2014 with Fixed Income Clearing Corp. collateralized by $13,300,000 of U.S. Treasury Note at 0.375% due 6/30/2015; value: $13,349,875; proceeds: $13,084,880 (cost $13,084,880)	$13,085	$13,085
Total Investments in Securities 97.48% (cost $455,960,740)		510,114
Cash, Foreign Cash and Other Assets in Excess of Liabilities(a) 2.52%		13,174
Net Assets 100.00%		$523,288

*	Non-income producing security.
(a)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation on forward foreign currency exchange contracts as follows:

See Notes to Financial Statements.	37

Schedule of Investments (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND April 30, 2014

Open Forward Foreign Currency Exchange Contracts at April 30, 2014:

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Appreciation
Australian dollar	Buy	Barclays Bank plc	6/10/2014	1,075,000	$956,731	$996,012	$39,281
Australian dollar	Buy	Barclays Bank plc	6/10/2014	1,125,000	1,010,640	1,042,338	31,698
Australian dollar	Buy	Barclays Bank plc	6/10/2014	860,000	791,613	796,810	5,197
Australian dollar	Buy	J.P. Morgan	8/11/2014	2,145,000	1,971,210	1,978,927	7,717
Australian dollar	Buy	J.P. Morgan	8/11/2014	2,145,000	1,970,620	1,978,927	8,307
Australian dollar	Buy	J.P. Morgan	8/11/2014	2,145,000	1,970,963	1,978,927	7,964
Australian dollar	Buy	Morgan Stanley	6/10/2014	3,375,000	3,002,856	3,127,014	124,158
Australian dollar	Buy	UBS AG	5/16/2014	5,050,000	4,498,252	4,686,953	188,701
Australian dollar	Buy	UBS AG	6/10/2014	3,375,000	3,000,625	3,127,014	126,389
Australian dollar	Buy	UBS AG	6/10/2014	1,688,000	1,501,316	1,563,970	62,654
Canadian dollar	Buy	Citibank	5/22/2014	1,420,000	1,281,573	1,294,926	13,353
Canadian dollar	Buy	Citibank	5/22/2014	2,950,000	2,689,226	2,690,162	936
Canadian dollar	Buy	Goldman Sachs	5/22/2014	1,160,000	1,050,620	1,057,827	7,207
Canadian dollar	Buy	Goldman Sachs	8/21/2014	3,590,000	3,255,873	3,266,671	10,798
Canadian dollar	Buy	Morgan Stanley	5/22/2014	16,110,000	14,503,844	14,691,022	187,178
Canadian dollar	Buy	Morgan Stanley	8/21/2014	3,590,000	3,254,998	3,266,671	11,673
euro	Buy	Barclays Bank plc	6/18/2014	1,045,000	1,433,034	1,449,625	16,591
euro	Buy	Barclays Bank plc	6/18/2014	750,000	1,028,935	1,040,400	11,465
euro	Buy	Barclays Bank plc	6/18/2014	790,000	1,090,714	1,095,888	5,174
euro	Buy	Goldman Sachs	6/18/2014	1,270,000	1,736,192	1,761,745	25,553
euro	Buy	Morgan Stanley	6/18/2014	1,010,000	1,385,981	1,401,073	15,092
euro	Buy	UBS AG	6/18/2014	3,520,000	4,875,168	4,882,946	7,778
Japanese yen	Buy	J.P. Morgan	6/5/2014	125,000,000	1,205,279	1,222,924	17,645
Japanese yen	Buy	J.P. Morgan	6/5/2014	132,000,000	1,270,765	1,291,408	20,643
Japanese yen	Buy	Morgan Stanley	6/5/2014	140,000,000	1,367,990	1,369,675	1,685
Japanese yen	Buy	Morgan Stanley	6/5/2014	97,000,000	946,188	948,989	2,801
Norwegian krone	Buy	Morgan Stanley	5/5/2014	14,440,000	2,333,723	2,429,218	95,495
Singapore dollar	Buy	Barclays Bank plc	5/9/2014	2,405,000	1,892,690	1,918,320	25,630
South Korean won	Buy	J.P. Morgan	5/9/2014	1,020,000,000	933,869	987,097	53,228
South Korean won	Buy	J.P. Morgan	6/12/2014	8,220,000,000	7,673,279	7,949,669	276,390
South Korean won	Buy	J.P. Morgan	6/12/2014	1,100,000,000	1,021,593	1,063,824	42,231
South Korean won	Buy	UBS AG	5/9/2014	12,070,000,000	11,201,856	11,680,645	478,789
Swiss franc	Buy	Credit Suisse	7/17/2014	1,160,000	1,311,524	1,318,805	7,281
Swiss franc	Buy	Morgan Stanley	7/17/2014	1,150,000	1,302,710	1,307,436	4,726
Swiss franc	Buy	UBS AG	7/17/2014	11,515,000	12,940,151	13,091,414	151,263
euro	Sell	Barclays Bank plc	6/18/2014	1,095,000	1,522,646	1,518,985	3,661
euro	Sell	Barclays Bank plc	6/18/2014	1,840,000	2,558,121	2,552,449	5,672
euro	Sell	J.P. Morgan	6/18/2014	1,485,000	2,066,554	2,059,993	6,561
Indian rupee	Sell	Morgan Stanley	8/4/2014	113,000,000	1,844,537	1,843,756	781
Indonesian rupiah	Sell	Barclays Bank plc	6/18/2014	29,300,000,000	2,543,182	2,524,910	18,272
Japanese yen	Sell	Goldman Sachs	6/5/2014	52,000,000	510,962	508,737	2,225
Japanese yen	Sell	J.P. Morgan	6/5/2014	145,000,000	1,425,239	1,418,592	6,647
Japanese yen	Sell	J.P. Morgan	6/5/2014	240,000,000	2,368,088	2,348,015	20,073
Japanese yen	Sell	J.P. Morgan	6/5/2014	125,000,000	1,234,769	1,222,924	11,845
Japanese yen	Sell	J.P. Morgan	6/5/2014	126,000,000	1,241,274	1,232,708	8,566
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$2,176,974

38	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND April 30, 2014

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Depreciation
euro	Buy	Barclays Bank plc	6/18/2014	6,465,000	$8,975,198	$8,968,252	$(6,946)
euro	Buy	Morgan Stanley	6/18/2014	4,465,000	6,193,937	6,193,851	(86)
Japanese yen	Buy	J.P. Morgan	6/5/2014	166,500,000	1,641,154	1,628,935	(12,219)
Japanese yen	Buy	J.P. Morgan	6/5/2014	105,000,000	1,030,728	1,027,256	(3,472)
Japanese yen	Buy	Morgan Stanley	6/5/2014	118,000,000	1,156,077	1,154,441	(1,636)
Swiss franc	Buy	Morgan Stanley	7/17/2014	1,200,000	1,377,099	1,364,281	(12,818)
British pound	Sell	Goldman Sachs	7/28/2014	4,585,000	7,566,662	7,736,089	(169,427)
British pound	Sell	Goldman Sachs	7/28/2014	4,585,000	7,562,430	7,736,089	(173,659)
British pound	Sell	Goldman Sachs	7/28/2014	800,000	1,326,293	1,349,808	(23,515)
British pound	Sell	J.P. Morgan	6/11/2014	9,405,000	15,391,047	15,874,438	(483,391)
British pound	Sell	J.P. Morgan	7/28/2014	4,585,000	7,564,361	7,736,089	(171,728)
British pound	Sell	J.P. Morgan	7/28/2014	2,320,000	3,873,794	3,914,444	(40,650)
euro	Sell	Barclays Bank plc	6/18/2014	645,000	890,060	894,744	(4,684)
euro	Sell	Goldman Sachs	6/18/2014	750,000	1,035,096	1,040,400	(5,304)
euro	Sell	Goldman Sachs	6/18/2014	1,700,000	2,356,793	2,358,241	(1,448)
euro	Sell	J.P. Morgan	6/18/2014	1,140,000	1,580,778	1,581,409	(631)
euro	Sell	UBS AG	6/18/2014	735,000	1,014,133	1,019,592	(5,459)
Japanese yen	Sell	Barclays Bank plc	6/5/2014	302,500,000	2,959,005	2,959,477	(472)
Japanese yen	Sell	J.P. Morgan	6/5/2014	244,000,000	2,380,386	2,387,148	(6,762)
Japanese yen	Sell	J.P. Morgan	6/5/2014	76,000,000	741,589	743,538	(1,949)
Japanese yen	Sell	J.P. Morgan	6/5/2014	153,000,000	1,484,447	1,496,859	(12,412)
Japanese yen	Sell	J.P. Morgan	6/5/2014	83,000,000	806,976	812,022	(5,046)
Japanese yen	Sell	J.P. Morgan	6/5/2014	280,000,000	2,712,413	2,739,351	(26,938)
Japanese yen	Sell	J.P. Morgan	6/5/2014	117,000,000	1,139,305	1,144,657	(5,352)
Japanese yen	Sell	J.P. Morgan	6/5/2014	115,000,000	1,119,603	1,125,090	(5,487)
Japanese yen	Sell	Morgan Stanley	6/5/2014	442,000,000	4,320,540	4,324,261	(3,721)
Japanese yen	Sell	UBS AG	6/5/2014	118,000,000	1,141,227	1,154,441	(13,214)
Mexican peso	Sell	Goldman Sachs	6/20/2014	21,500,000	1,602,802	1,637,268	(34,466)
New Zealand dollar	Sell	Barclays Bank plc	5/16/2014	3,790,000	3,154,766	3,264,331	(109,565)
New Zealand dollar	Sell	J.P. Morgan	5/16/2014	1,235,000	1,054,156	1,063,707	(9,551)
Norwegian krone	Sell	Morgan Stanley	5/5/2014	14,440,000	2,366,476	2,429,218	(62,742)
Philippine peso	Sell	Deutsche Bank AG	5/19/2014	226,000,000	4,996,683	5,075,157	(78,474)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(1,493,224)

See Notes to Financial Statements.	39

Schedule of Investments (unaudited)(concluded)

INTERNATIONAL OPPORTUNITIES FUND April 30, 2014

The following is a summary of the inputs used as of April 30, 2014 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)(3)	(000)	(000)	(000)	(000)
Common Stocks	$489,117	$—	$—	$489,117
Preferred Stock	7,912	—	—	7,912
Repurchase Agreement	—	13,085	—	13,085
Total	$497,029	$13,085	$—	$510,114
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$2,177	$—	$2,177
Liabilities	—	(1,493)	—	(1,493)
Total	$—	$684	$—	$684

(1)	Refer to note 2(k) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended April 30, 2014.

40	See Notes to Financial Statements.

Schedule of Investments (unaudited)

VALUE OPPORTUNITIES FUND April 30, 2014

Investments	Shares	Fair Value (000)
COMMON STOCKS 98.71%

Aerospace & Defense 0.27%
Esterline Technologies Corp.*	80,500	$8,776

Airlines 2.25%
American Airlines
Group, Inc.*	1,511,800	53,019
Spirit Airlines, Inc.*	377,529	21,459
Total		74,478

Auto Components 0.78%
Tenneco, Inc.*	431,700	25,846

Banks 9.26%
Bank of Hawaii Corp.	608,300	33,560
City National Corp.	299,315	21,721
Comerica, Inc.	1,001,757	48,325
East West Bancorp, Inc.	1,089,356	37,594
Fulton Financial Corp.	2,728,300	33,258
PacWest Bancorp	1,190,300	46,862
Signature Bank*	354,411	42,111
Western Alliance Bancorp*	1,866,594	43,062
Total		306,493

Beverages 1.20%
Beam, Inc.	474,883	39,638

Building Products 0.61%
Fortune Brands Home & Security, Inc.	508,128	20,249

Capital Markets 2.90%
Ares Capital Corp.	1,424,837	24,465
Moelis & Co.*	602,700	16,008
Raymond James Financial, Inc.	636,183	31,618
Waddell & Reed Financial, Inc. Class A	352,900	23,803
Total		95,894

Chemicals 0.48%
OM Group, Inc.	538,811	15,782

Investments	Shares	Fair Value (000)
Construction & Engineering 1.16%
Jacobs Engineering Group, Inc.*	664,658	$38,351

Containers & Packaging 3.01%
Berry Plastics Group, Inc.*	1,386,432	31,181
Rock-Tenn Co. Class A	441,900	42,250
Sealed Air Corp.	767,936	26,348
Total		99,779

Electric: Utilities 3.53%
Cleco Corp.	549,901	28,897
ITC Holdings Corp.	1,116,000	41,259
Portland General Electric Co.	1,393,600	46,644
Total		116,800

Electronic Equipment, Instruments & Components 0.74%
Amphenol Corp. Class A	255,300	24,343

Energy Equipment & Services 7.58%
Bristow Group, Inc.	424,900	32,632
Frank’s International NV (Netherlands)(a)	1,344,100	36,869
Gulfmark Offshore, Inc. Class A	735,296	33,096
Helix Energy Solutions Group, Inc.*	1,455,500	34,990
Helmerich & Payne, Inc.	560,200	60,866
Superior Energy Services, Inc.	1,593,500	52,458
Total		250,911

Food & Staples Retailing 0.39%
Rite Aid Corp.*	1,768,000	12,906

Food Products 1.79%
Bunge Ltd.	416,900	33,206
Pinnacle Foods, Inc.	861,455	26,188
Total		59,394

See Notes to Financial Statements.	41

Schedule of Investments (unaudited)(continued)

VALUE OPPORTUNITIES FUND April 30, 2014

Investments	Shares	Fair Value (000)
Health Care Providers & Services 3.73%
Community Health Systems, Inc.*	24,407	$925
ExamWorks Group, Inc.*	1,170,766	43,084
Hanger, Inc.*	439,341	15,232
MEDNAX, Inc.*	541,300	32,072
Team Health Holdings, Inc.*	659,900	31,992
Total		123,305

Hotels, Restaurants & Leisure 1.71%
Life Time Fitness, Inc.*	656,000	31,488
Red Robin Gourmet Burgers, Inc.*	368,833	25,073
Total		56,561

Household Durables 2.29%
Jarden Corp.*	882,500	50,435
Lennar Corp. Class A	657,650	25,379
Total		75,814

Information Technology Services 5.54%
Acxiom Corp.*	741,836	20,949
Alliance Data Systems Corp.*	12,495	3,023
Amdocs Ltd.	700,498	32,594
Cardtronics, Inc.*	753,700	25,234
Fidelity National Information Services, Inc.	821,936	43,916
iGATE Corp.*	774,413	28,344
Sapient Corp.*	1,807,527	29,408
Total		183,468

Insurance 6.27%
Arch Capital Group Ltd.*	729,906	41,838
Everest Re Group Ltd.	218,500	34,530
Hartford Financial Services Group, Inc. (The)	969,235	34,766
HCC Insurance Holdings, Inc.	1,180,025	54,210
Markel Corp.*	67,213	42,070
Total		207,414

Internet Software & Services 1.54%
Akamai Technologies, Inc.*	960,600	50,979

Investments	Shares	Fair Value (000)
Leisure Product 0.77%
Brunswick Corp.	634,900	$25,517

Life Sciences Tools & Services 2.60%
PerkinElmer, Inc.	1,076,900	45,197
Quintiles Transnational Holdings, Inc.*	866,449	40,836
Total		86,033

Machinery 2.56%
Joy Global, Inc.	434,500	26,235
WABCO Holdings, Inc.*	231,300	24,752
Xylem, Inc.	900,699	33,857
Total		84,844

Media 2.39%
AMC Networks, Inc. Class A*	561,700	36,887
New York Times Co. (The) Class A	2,630,364	42,296
Total		79,183

Metals & Mining 3.27%
Allegheny Technologies, Inc.	974,500	40,149
Carpenter Technology Corp.	327,076	20,540
Reliance Steel & Aluminum Co.	672,700	47,641
Total		108,330

Multi-Utilities 2.07%
CMS Energy Corp.	1,302,900	39,491
Wisconsin Energy Corp.	600,299	29,102
Total		68,593

Oil, Gas & Consumable Fuels 3.79%
Cimarex Energy Co.	249,303	29,697
EQT Corp.	344,600	37,558
Laredo Petroleum, Inc.*	811,700	23,726
Rice Energy, Inc.*	1,159,080	34,425
Total		125,406

Pharmaceuticals 1.43%
Actavis plc*	231,320	47,266

42	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

VALUE OPPORTUNITIES FUND April 30, 2014

Investments	Shares	Fair Value (000)
Professional Services 0.93%
Robert Half International, Inc.	689,860	$30,906

Real Estate Investment Trusts 6.07%
American Campus Communities, Inc.	1,185,900	45,301
BioMed Realty Trust, Inc.	1,750,175	36,579
Brandywine Realty Trust	1,191,150	17,331
Camden Property Trust	509,400	34,889
DDR Corp.	1,955,418	33,574
Liberty Property Trust	885,300	33,199
Total		200,873

Real Estate Management & Development 0.69%
Realogy Holdings Corp.*	543,426	22,851

Road & Rail 4.01%
Genesee & Wyoming, Inc. Class A*	356,800	35,327
Ryder System, Inc.	695,200	57,131
Swift Transportation Co.*	1,669,800	40,159
Total		132,617

Semiconductors & Semiconductor Equipment 3.07%
Marvell Technology Group Ltd.	4,167,800	66,101
Synaptics, Inc.*	569,078	35,368
Total		101,469

Software 0.92%
Rovi Corp.*	1,365,800	30,444

Specialty Retail 2.38%
Chico’s FAS, Inc.	938,800	14,908
CST Brands, Inc.	714,200	23,304
Penske Automotive Group, Inc.	347,000	15,913
Urban Outfitters, Inc.*	695,400	24,795
Total		78,920

Investments	Shares	Fair Value (000)
Textiles, Apparel & Luxury Goods 0.98%
PVH Corp.	257,599	$32,347

Thrifts & Mortgage Finance 0.78%
Essent Group Ltd.*	1,372,476	25,871

Trading Companies & Distributors 1.39%
United Rentals, Inc.*	489,100	45,892

Water Utilities 1.58%
American Water Works Co., Inc.	1,147,618	52,251
Total Common Stocks (cost $2,537,779,556)		3,266,794

	Principal Amount (000)
SHORT-TERM INVESTMENT 1.31%

REPURCHASE AGREEMENT
Repurchase Agreement dated 4/30/2014, Zero Coupon due 5/1/2014 with Fixed Income Clearing Corp. collateralized by $40,875,000 of U.S. Treasury Note at 4.50% due 11/15/2015; value: $44,349,375; proceeds: $43,476,536 (cost $43,476,536)	$ 43,476	43,476
Total Investments in Securities 100.02% (cost $2,581,256,092)		3,310,270
Liabilities in Excess of Other Assets (0.02)%		(572)
Net Assets 100.00%		$3,309,698

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Financial Statements.	43

Schedule of Investments (unaudited)(concluded)

VALUE OPPORTUNITIES FUND April 30, 2014

The following is a summary of the inputs used as of April 30, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$3,266,794	$—	$—	$3,266,794
Repurchase Agreement	—	43,476	—	43,476
Total	$3,266,794	$43,476	$—	$3,310,270

(1)	Refer to note 2(k) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(2)	There were no level transfers during the period ended April 30, 2014.

44	See Notes to Financial Statements.

This page is intentionally left blank.

Statements of Assets and Liabilities (unaudited)

April 30, 2014

	Alpha Strategy	Fundamental	Growth
	Fund	Equity Fund	Leaders Fund
ASSETS:
Investments in securities, at cost	$1,018,579,961	$5,038,556,179	$1,076,278,895
Investments in securities, at fair value	$1,283,165,448	$5,872,413,467	$1,084,576,960
Cash	—	—	—
Segregated cash held at custodian	—	—	—
Foreign cash, at value (cost $0, $0, $0, $167,961, $7,655,891, $10,881,558 and $0, respectively)	—	—	—
Receivables:
Investment securities sold	—	81,691,430	169,464,520
Interest and dividends	—	3,341,097	670,672
Capital shares sold	2,355,145	4,023,465	10,284,911
From advisor (See Note 3)	—	—	115,902
From affiliates (See Note 3)	167,690	—	—
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—
Prepaid expenses and other assets	89,598	139,456	83,506
Total assets	1,285,777,881	5,961,608,915	1,265,196,471
LIABILITIES:
Payables:
Investment securities purchased	389,055	66,171,688	162,499,922
Capital shares reacquired	2,961,926	10,807,513	2,728,533
12b-1 distribution fees	511,538	2,465,508	249,252
Management fee	—	2,493,550	478,365
Trustees’ fees	100,391	673,830	33,061
Fund administration	—	193,237	34,790
To bank	—	12,619,869	7,490,834
To affiliates (See Note 3)	—	7,232	7,092
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—
Accrued expenses	289,082	1,346,751	35,836
Total liabilities	4,251,992	96,779,178	173,557,685
NET ASSETS	$1,281,525,889	$5,864,829,737	$1,091,638,786
COMPOSITION OF NET ASSETS:
Paid-in capital	$913,123,029	$4,538,737,260	$1,059,372,439
Undistributed (distributions in excess of) net investment income	(46,259,937)	3,874,470	(385,825)
Accumulated net realized gain (loss) on investments, futures contracts and foreign currency related transactions	150,077,310	488,360,719	24,354,107
Net unrealized appreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	264,585,487	833,857,288	8,298,065
Net Assets	$1,281,525,889	$5,864,829,737	$1,091,638,786

46	See Notes to Financial Statements.

International	International	International	Value
Core Equity	Dividend	Opportunities	Opportunities
Fund	Income Fund	Fund	Fund

$592,254,698	$2,168,406,013	$455,960,740	$2,581,256,092
$679,005,259	$2,486,666,346	$510,114,419	$3,310,270,396
59,391	—	111	—
360,000	3,980,000	550,000	—

166,743	7,696,585	10,865,381	—

6,996,273	16,388,122	4,229,970	16,116,611
3,318,617	9,600,569	1,702,662	897,022
550,617	6,414,004	804,786	4,274,381
146,957	229,144	—	—
—	—	—	—

2,044,323	17,594,303	2,176,974	—
51,611	74,741	46,675	156,488
692,699,791	2,548,643,814	530,490,978	3,331,714,898

1,258,540	5,300,498	4,840,621	9,172,299
1,012,654	2,599,170	252,819	8,400,553
185,163	456,548	48,224	1,232,184
398,074	1,343,954	320,876	1,900,587
133,713	108,380	55,909	292,604
22,747	81,378	17,113	109,372
—	—	—	—
5,953	87,340	37,738	38,737

1,654,933	9,706,744	1,493,224	—
350,825	542,883	136,161	870,878
5,022,602	20,226,895	7,202,685	22,017,214
$687,677,189	$2,528,416,919	$523,288,293	$3,309,697,684

$826,882,037	$2,203,200,361	$471,408,413	$2,363,926,062

(2,192,103)	4,420,825	(866,234)	(1,671,368)

(224,177,230)	(5,459,451)	(2,090,117)	218,428,686

87,164,485	326,255,184	54,836,231	729,014,304
$687,677,189	$2,528,416,919	$523,288,293	$3,309,697,684

See Notes to Financial Statements.	47

Statements of Assets and Liabilities (unaudited)(concluded)

April 30, 2014

	Alpha Strategy	Fundamental	Growth
	Fund	Equity Fund	Leaders Fund

Net assets by class:
Class A Shares	$624,587,612	$3,082,917,844	$420,227,485
Class B Shares	$20,137,185	$53,018,339	$7,084,075
Class C Shares	$317,448,382	$1,046,909,736	$177,337,103
Class F Shares	$230,948,336	$749,892,073	$409,550,287
Class I Shares	$48,840,652	$554,364,242	$67,864,075
Class P Shares	—	$25,135,237	—
Class R2 Shares	$3,110,874	$24,123,077	$272,829
Class R3 Shares	$36,452,848	$328,469,189	$9,302,932
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	19,683,885	203,466,639	19,841,004
Class B Shares	688,102	3,740,234	337,410
Class C Shares	10,944,445	74,287,164	8,528,297
Class F Shares	7,264,607	49,767,684	19,270,619
Class I Shares	1,521,856	36,404,778	3,187,627
Class P Shares	—	1,680,110	—
Class R2 Shares	99,701	1,619,444	12,808
Class R3 Shares	1,164,537	21,930,627	439,477
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares–Net asset value	$31.73	$15.15	$21.18
Class A Shares–Maximum offering price (Net asset value plus sales charge of 5.75%)	$33.67	$16.07	$22.47
Class B Shares–Net asset value	$29.26	$14.18	$21.00
Class C Shares–Net asset value	$29.01	$14.09	$20.79
Class F Shares–Net asset value	$31.79	$15.07	$21.25
Class I Shares–Net asset value	$32.09	$15.23	$21.29
Class P Shares–Net asset value	—	$14.96	—
Class R2 Shares–Net asset value	$31.20	$14.90	$21.30
Class R3 Shares–Net asset value	$31.30	$14.98	$21.17

48	See Notes to Financial Statements.

International	International	International	Value
Core Equity	Dividend	Opportunities	Opportunities
Fund	Income Fund	Fund	Fund

$402,521,426	$957,725,713	$156,453,101	$1,448,880,328
$14,038,479	—	$5,068,838	$21,583,966
$56,318,428	$173,760,251	$22,845,046	$420,999,218
$81,999,752	$256,844,642	$39,843,526	$494,246,468
$110,837,166	$1,128,779,467	$291,502,763	$718,741,005
$284,789	—	$928,171	$53,857,165
$1,013,556	$1,133,596	$208,825	$13,349,245
$20,663,593	$10,173,250	$6,438,023	$138,040,289

28,948,071	103,064,692	9,050,429	68,201,027
1,020,502	—	308,285	1,075,328
4,097,585	18,849,263	1,402,671	20,975,465
5,940,145	27,594,951	2,322,502	23,031,338
7,922,824	121,010,821	16,471,868	33,082,718
20,513	—	52,848	2,552,740
73,079	119,833	12,190	639,402
1,507,201	1,085,414	377,805	6,585,068

$13.90	$9.29	$17.29	$21.24

$14.75	$9.86	$18.34	$22.54
$13.76	—	$16.44	$20.07
$13.74	$9.22	$16.29	$20.07
$13.80	$9.31	$17.16	$21.46
$13.99	$9.33	$17.70	$21.73
$13.88	—	$17.56	$21.10
$13.87	$9.46	$17.13	$20.88
$13.71	$9.37	$17.04	$20.96

See Notes to Financial Statements.	49

Statements of Operations (unaudited)

For the Six Months Ended April 30, 2014

	Alpha Strategy	Fundamental	Growth
	Fund	Equity Fund	Leaders Fund
Investment income:
Dividends (net of foreign withholding taxes of $0, $0, $2,012, $638,916, $3,483,708, $383,305 and $12,519, respectively)	$3,980,857	$38,530,268	$3,149,041
Interest (net of foreign withholding taxes of $0, $0, $0, $0, $10,257, $0 and $0, respectively)	—	—	3,003
Total investment income	3,980,857	38,530,268	3,152,044
Expenses:
Management fee	621,845	15,111,498	2,029,462
12b-1 distribution plan-Class A	755,760	5,400,041	466,291
12b-1 distribution plan-Class B	111,995	294,757	39,227
12b-1 distribution plan-Class C	1,547,729	5,187,672	574,119
12b-1 distribution plan-Class F	108,293	368,315	119,064
12b-1 distribution plan-Class P	—	59,123	—
12b-1 distribution plan-Class R2	8,916	74,929	399
12b-1 distribution plan-Class R3	91,062	823,290	22,673
Shareholder servicing	829,622	3,560,227	287,320
Professional	18,085	36,152	21,843
Reports to shareholders	51,864	210,942	9,805
Fund administration	—	1,171,232	147,597
Custody	9,320	39,764	13,887
Trustees’ fees	25,817	125,584	11,192
Registration	66,659	132,044	78,834
Subsidy (See Note 3)	—	46,907	47,263
Other	10,926	49,247	5,054
Gross expenses	4,257,893	32,691,724	3,874,030
Expense reductions (See Note 9)	(512)	(2,536)	(284)
Expenses assumed by Underlying Funds (See Note 3)	(1,011,781)	—	—
Management fee waived (See Note 3)	(621,845)	—	(636,434)
Net expenses	2,623,755	32,689,188	3,237,312
Net investment income (loss)	1,357,102	5,841,080	(85,268)
Net realized and unrealized gain (loss):
Capital gain distributions received from Underlying Funds	154,541,730	—	—
Net realized gain on investments (net of foreign capital gains tax of $0, $0, $0, $17,097, $0, $0 and $0, respectively), futures contracts and foreign currency related transactions	3,101,331 *	493,471,688	26,716,211
Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	(107,551,599)	(175,973,849)	(14,743,591)
Net realized and unrealized gain	50,091,462	317,497,839	11,972,620
Net Increase in Net Assets Resulting From Operations	$51,448,564	$323,338,919	$11,887,352
* Includes net realized gain from affiliated issuers of $3,087,983 (see Note 12).

50	See Notes to Financial Statements.

International	International	International	Value
Core Equity	Dividend	Opportunities	Opportunities
Fund	Income Fund	Fund	Fund

$7,007,953	$54,261,268	$4,320,021	$19,333,254

—	553,840	33	—
7,007,953	54,815,108	4,320,054	19,333,254

2,627,127	7,666,280	1,727,898	11,222,890
719,552	1,640,133	189,475	2,468,586
78,989	—	28,745	116,034
275,104	773,704	99,998	2,045,368
55,091	117,395	14,225	237,599
624	—	2,241	121,896
2,647	2,900	615	41,271
49,216	16,654	15,129	334,500
673,835	1,013,608	181,438	2,112,984
31,627	31,848	31,493	30,471
49,667	63,909	11,595	107,692
150,122	461,496	92,155	644,865
118,260	342,907	86,153	26,342
17,245	49,528	9,151	68,365
51,399	89,403	42,255	105,628
38,044	553,303	227,728	240,045
16,258	23,911	12,284	27,457
4,954,807	12,846,979	2,772,578	19,951,993
(292)	(719)	(75)	(1,280)
—	—	—	—
(883,452)	(1,411,670)	—	—
4,071,063	11,434,590	2,772,503	19,950,713
2,936,890	43,380,518	1,547,551	(617,459)

—	—	—	—

65,838,820	29,869,144	31,424,482	219,978,047

(56,538,293)	20,484,761	(16,224,581)	44,963,088
9,300,527	50,353,905	15,199,901	264,941,135

$12,237,417	$93,734,423	$16,747,452	$264,323,676

See Notes to Financial Statements.	51

Statements of Changes in Net Assets

	Alpha Strategy Fund
	For the Six Months	For the
	Ended April 30, 2014	Year Ended
INCREASE IN NET ASSETS	(unaudited)	October 31, 2013
Operations:
Net investment income (loss)	$1,357,102	$1,519,952
Capital gains distributions received from Underlying Funds	154,541,730	35,119,656
Net realized gain on investments and futures contracts	3,101,331	7,916,093
Net change in unrealized appreciation/depreciation on investments and futures contracts	(107,551,599)	266,739,166
Net increase in net assets resulting from operations	51,448,564	311,294,867
Distributions to shareholders from:
Net investment income
Class A	(22,621,066)	(647,485)
Class B	(781,984)	—
Class C	(10,866,042)	—
Class F	(8,279,754)	(432,685)
Class I	(1,866,385)	(134,848)
Class P	—	—
Class R2	(101,979)	—
Class R3	(1,306,745)	—
Net realized gain
Class A	(19,636,123)	(17,131,264)
Class B	(827,561)	(966,734)
Class C	(11,101,894)	(10,054,013)
Class F	(6,954,422)	(5,841,246)
Class I	(1,536,193)	(1,352,332)
Class P	—	—
Class R2	(96,738)	(122,985)
Class R3	(1,208,674)	(1,261,213)
Total distributions to shareholders	(87,185,560)	(37,944,805)
Capital share transactions (Net of share conversions) (See Note 14):
Net proceeds from sales of shares	206,804,197	244,276,150
Net proceeds from reorganizations (See Note 15)	—	—
Reinvestment of distributions	72,427,188	31,295,662
Cost of shares reacquired	(127,004,947)	(242,936,060)
Net increase (decrease) in net assets resulting from capital share transactions	152,226,438	32,635,752
Net increase in net assets	116,489,442	305,985,814
NET ASSETS:
Beginning of period	$1,165,036,447	$859,050,633
End of period	$1,281,525,889	$1,165,036,447
Undistributed (distributions in excess of) net investment income	$(46,259,937)	$(1,793,084)

52	See Notes to Financial Statements.

Fundamental Equity Fund		Growth Leaders Fund
For the Six Months	For the	For the Six Months	For the
Ended April 30, 2014	Year Ended	Ended April 30, 2014	Year Ended
(unaudited)	October 31, 2013	(unaudited)	October 31, 2013

$5,841,080	$21,906,443	$(85,268)	$(296,016)
—	—	—	—
493,471,688	873,052,554	26,716,211	44,678,973

(175,973,849)	466,096,062	(14,743,591)	12,825,042
323,338,919	1,361,055,059	11,887,352	57,207,999

(7,924,144)	(16,829,215)	—	(44,858)
—	(4)	—	—
—	(597,013)	—	(4,106)
(3,576,864)	(5,561,734)	—	(19,395)
(3,123,996)	(4,107,851)	—	(17,861)
(35,677)	(151,921)	—	—
(2,679)	(97,503)	—	(21)
(396,978)	(1,540,249)	—	(55)

(453,760,572)	(27,685,960)	(13,042,993)	—
(9,817,310)	(914,108)	(513,812)	—
(161,178,500)	(9,641,827)	(4,841,218)	—
(108,046,097)	(6,775,122)	(7,575,714)	—
(79,526,478)	(4,471,009)	(3,260,143)	—
(4,004,230)	(312,583)	—	—
(3,758,156)	(257,833)	(2,720)	—
(49,141,629)	(3,113,664)	(539,201)	—
(884,293,310)	(82,057,596)	(29,775,801)	(86,296)

592,486,047	988,203,901	766,865,579	253,214,453
—	—	—	141,354,303
778,813,683	72,629,278	26,184,062	66,454
(674,451,479)	(1,243,038,488)	(117,502,984)	(41,561,801)

696,848,251	(182,205,309)	675,546,657	353,073,409
135,893,860	1,096,792,154	657,658,208	410,195,112

$5,728,935,877	$4,632,143,723	$433,980,578	$23,785,466
$5,864,829,737	$5,728,935,877	$1,091,638,786	$433,980,578

$3,874,470	$13,093,728	$(385,825)	$(300,557)

See Notes to Financial Statements.	53

Statements of Changes in Net Assets (continued)

	International Core Equity Fund
	For the Six Months	For the
	Ended April 30, 2014	Year Ended
INCREASE (DECREASE) IN NET ASSETS	(unaudited)	October 31, 2013
Operations:
Net investment income	$2,936,890	$10,687,588
Net realized gain on investments and foreign currency related transactions	65,838,820	63,478,850
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(56,538,293)	97,502,747
Net increase in net assets resulting from operations	12,237,417	171,669,185
Distributions to shareholders from:
Net investment income
Class A	(8,189,914)	(8,588,056)
Class B	(190,774)	(318,035)
Class C	(740,053)	(906,187)
Class F	(3,005,898)	(3,996,551)
Class I	(3,461,213)	(2,934,294)
Class P	(4,907)	(5,020)
Class R2	(14,821)	(15,516)
Class R3	(348,924)	(389,151)
Total distributions to shareholders	(15,956,504)	(17,152,810)
Capital share transactions (Net of share conversions) (See Note 14):
Net proceeds from sales of shares	70,630,013	189,549,520
Reinvestment of distributions	14,531,787	16,249,667
Cost of shares reacquired	(224,754,210)	(263,199,454)
Net increase (decrease) in net assets resulting from capital share transactions	(139,592,410)	(57,400,267)
Net increase (decrease) in net assets	(143,311,497)	97,116,108
NET ASSETS:
Beginning of period	$830,988,686	$733,872,578
End of period	$687,677,189	$830,988,686
Undistributed (distributions in excess of) net investment income	$(2,192,103)	$10,827,511

54	See Notes to Financial Statements.

International Dividend Income Fund		International Opportunities Fund
For the Six Months	For the	For the Six Months	For the
Ended April 30, 2014	Year Ended	Ended April 30, 2014	Year Ended
(unaudited)	October 31, 2013	(unaudited)	October 31, 2013

$43,380,518	$86,045,527	$1,547,551	$2,788,011

29,869,144	126,313,720	31,424,482	32,716,248

20,484,761	189,234,719	(16,224,581)	54,455,622
93,734,423	401,593,966	16,747,452	89,959,881

(18,518,863)	(32,111,914)	(1,311,959)	(1,418,818)
—	—	(38,338)	(82,875)
(2,660,647)	(3,890,097)	(154,276)	(194,491)
(4,993,937)	(7,748,411)	(363,209)	(20,145)
(21,137,160)	(42,319,079)	(4,058,585)	(4,209,751)
—	—	(10,936)	(17,169)
(17,879)	(24,379)	(2,404)	(1,645)
(125,564)	(1,382,570)	(63,608)	(117,563)
(47,454,050)	(87,476,450)	(6,003,315)	(6,062,457)

498,095,128	937,817,583	128,490,270	75,778,082
43,215,153	77,712,636	5,690,880	5,914,722
(397,490,068)	(739,775,936)	(31,089,309)	(57,044,631)

143,820,213	275,754,283	103,091,841	24,648,173
190,100,586	589,871,799	113,835,978	108,545,597

$2,338,316,333	$1,748,444,534	$409,452,315	$300,906,718
$2,528,416,919	$2,338,316,333	$523,288,293	$409,452,315

$4,420,825	$8,494,357	$(866,234)	$3,589,530

See Notes to Financial Statements.	55

Statements of Changes in Net Assets (concluded)

	Value Opportunities Fund
	For the Six Months	For the
	Ended April 30, 2014	Year Ended
INCREASE IN NET ASSETS	(unaudited)	October 31, 2013
Operations:
Net investment income (loss)	$(617,459)	$173,998
Net realized gain on investments	219,978,047	288,203,211
Net change in unrealized appreciation/depreciation on investments	44,963,088	386,735,492
Net increase in net assets resulting from operations	264,323,676	675,112,701
Distributions to shareholders from:
Net realized gain
Class A	(121,752,407)	—
Class B	(2,291,824)	—
Class C	(37,287,982)	—
Class F	(40,521,094)	—
Class I	(58,885,306)	—
Class P	(4,796,664)	—
Class R2	(1,239,744)	—
Class R3	(11,829,334)	—
Total distributions to shareholders	(278,604,355)	—
Capital share transactions (Net of share conversions) (See Note 14):
Net proceeds from sales of shares	325,156,829	584,281,519
Net proceeds from reorganizations (See Note 15)	—	571,815,180
Reinvestment of distributions	258,104,410	—
Cost of shares reacquired	(387,611,257)	(714,403,451)
Net increase in net assets resulting from capital share transactions	195,649,982	441,693,248
Net increase in net assets	181,369,303	1,116,805,949
NET ASSETS:
Beginning of period	$3,128,328,381	$2,011,522,432
End of period	$3,309,697,684	$3,128,328,381
Accumulated net investment loss	$(1,671,368)	$(1,053,909)

56	See Notes to Financial Statements.

Financial Highlights

ALPHA STRATEGY FUND

	Class A Shares
	Six Months
	Ended
	4/30/2014		Year Ended 10/31
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$32.63		$24.71	$22.72	$21.93	$17.24	$15.58
Investment operations:
Net investment income (loss)(a)	.06		.09	(.01)	(.02)	(.03)	.01
Net realized and unrealized gain	1.45		8.92	2.07	.81	4.74	2.81
Total from investment operations	1.51		9.01	2.06	.79	4.71	2.82
Distributions to shareholders from:
Net investment income	(1.29)		(.04)	—	—	(.02)	(.03)
Net realized gain	(1.12)		(1.05)	(.07)	—	—	(1.13)
Total distributions	(2.41)		(1.09)	(.07)	—	(.02)	(1.16)
Net asset value, end of period	$31.73		$32.63	$24.71	$22.72	$21.93	$17.24
Total Return(b)	4.68	%(c)	37.98%	9.12%	3.60%	27.36%	20.57%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed and management fee waived	.12	%(c)	.25%	.25%	.28%	.35%	.35%
Expenses, including expense reductions, expenses assumed and management fee waived	.12	%(c)	.25%	.25%	.28%	.35%	.35%
Expenses, excluding expense reductions, expenses assumed and management fee waived	.25	%(c)	.54%	.57%	.60%	.70%	.87%
Net investment income (loss)	.19	%(c)	.33%	(.05)%	(.10)%	(.16)%	.09%

Supplemental Data:
Net assets, end of period (000)	$624,588		$567,124	$421,927	$432,698	$404,804	$296,989
Portfolio turnover rate	1.90	%(c)	8.12%	3.84%	6.78%	1.16%	7.18%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	57

Financial Highlights (continued)

ALPHA STRATEGY FUND

	Class B Shares
	Six Months
	Ended
	4/30/2014		Year Ended 10/31
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$30.16		$23.05	$21.36	$20.76	$16.41	$14.94
Investment operations:
Net investment loss(a)	(.06)		(.09)	(.17)	(.18)	(.15)	(.08)
Net realized and unrealized gain	1.34		8.25	1.93	.78	4.50	2.68
Total from investment operations	1.28		8.16	1.76	.60	4.35	2.60
Distributions to shareholders from:
Net investment income	(1.06)		—	—	—	—	—
Net realized gain	(1.12)		(1.05)	(.07)	—	—	(1.13)
Total distributions	(2.18)		(1.05)	(.07)	—	—	(1.13)
Net asset value, end of period	$29.26		$30.16	$23.05	$21.36	$20.76	$16.41
Total Return(b)	4.27	%(c)	36.93%	8.29%	2.89%	26.51%	19.86%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed and management fee waived	.50	%(c)	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses, including expense reductions, expenses assumed and management fee waived	.50	%(c)	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses, excluding expense reductions, expenses assumed and management fee waived	.63	%(c)	1.29%	1.32%	1.32%	1.35%	1.52%
Net investment loss	(.18	)%(c)	(.36)%	(.78)%	(.79)%	(.79)%	(.55)%

Supplemental Data:
Net assets, end of period (000)	$20,137		$22,883	$21,776	$26,877	$33,394	$31,294
Portfolio turnover rate	1.90	%(c)	8.12%	3.84%	6.78%	1.16%	7.18%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

58	See Notes to Financial Statements.

Financial Highlights (continued)

ALPHA STRATEGY FUND

	Class C Shares
	Six Months
	Ended
	4/30/2014		Year Ended 10/31
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$29.95		$22.89	$21.21	$20.61	$16.29	$14.85
Investment operations:
Net investment loss(a)	(.05)		(.10)	(.18)	(.18)	(.15)	(.08)
Net realized and unrealized gain	1.33		8.21	1.93	.78	4.47	2.65
Total from investment operations	1.28		8.11	1.75	.60	4.32	2.57
Distributions to shareholders from:
Net investment income	(1.10)		—	—	—	—	—
Net realized gain	(1.12)		(1.05)	(.07)	—	—	(1.13)
Total distributions	(2.22)		(1.05)	(.07)	—	—	(1.13)
Net asset value, end of period	$29.01		$29.95	$22.89	$21.21	$20.61	$16.29
Total Return(b)	4.29	%(c)	36.97%	8.30%	2.91%	26.52%	19.78%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed and management fee waived	.49	%(c)	.99%	.99%	.99%	1.00%	1.00%
Expenses, including expense reductions, expenses assumed and management fee waived	.49	%(c)	.99%	.99%	.99%	1.00%	1.00%
Expenses, excluding expense reductions, expenses assumed and management fee waived	.62	%(c)	1.28%	1.31%	1.31%	1.35%	1.52%
Net investment loss	(.18	)%(c)	(.40)%	(.79)%	(.80)%	(.81)%	(.59)%

Supplemental Data:
Net assets, end of period (000)	$317,448		$294,780	$223,165	$223,295	$208,051	$150,633
Portfolio turnover rate	1.90	%(c)	8.12%	3.84%	6.78%	1.16%	7.18%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	59

Financial Highlights (continued)

ALPHA STRATEGY FUND

	Class F Shares
	Six Months
	Ended
	4/30/2014		Year Ended 10/31
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$32.71		$24.77	$22.74	$21.91	$17.22	$15.58
Investment operations:
Net investment income (loss)(a)	.09		.14	.03	.02	— (b)	.01
Net realized and unrealized gain	1.44		8.93	2.07	.81	4.76	2.85
Total from investment operations	1.53		9.07	2.10	.83	4.76	2.86
Distributions to shareholders from:
Net investment income	(1.33)		(.08)	—	—	(.07)	(.09)
Net realized gain	(1.12)		(1.05)	(.07)	—	—	(1.13)
Total distributions	(2.45)		(1.13)	(.07)	—	(.07)	(1.22)
Net asset value, end of period	$31.79		$32.71	$24.77	$22.74	$21.91	$17.22
Total Return(c)	4.74	%(d)	38.19%	9.28%	3.79%	27.67%	20.95%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed and management fee waived	.05	%(d)	.10%	.10%	.10%	.10%	.10%
Expenses, including expense reductions, expenses assumed and management fee waived	.05	%(d)	.10%	.10%	.10%	.10%	.10%
Expenses, excluding expense reductions, expenses assumed and management fee waived	.18	%(d)	.39%	.42%	.42%	.44%	.60%
Net investment income (loss)	.27	%(d)	.49%	.12%	.08%	(.01)%	.05%

Supplemental Data:
Net assets, end of period (000)	$230,948		$197,939	$140,860	$142,150	$120,316	$29,762
Portfolio turnover rate	1.90	%(d)	8.12%	3.84%	6.78%	1.16%	7.18%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

60	See Notes to Financial Statements.

Financial Highlights (continued)

ALPHA STRATEGY FUND

	Class I Shares
	Six Months
	Ended
	4/30/2014		Year Ended 10/31
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$33.01		$24.99	$22.92	$22.06	$17.33	$15.67
Investment operations:
Net investment income(a)	.10		.17	.06	.05	.04	.06
Net realized and unrealized gain	1.46		9.01	2.08	.81	4.77	2.83
Total from investment operations	1.56		9.18	2.14	.86	4.81	2.89
Distributions to shareholders from:
Net investment income	(1.36)		(.11)	—	—	(.08)	(.10)
Net realized gain	(1.12)		(1.05)	(.07)	—	—	(1.13)
Total distributions	(2.48)		(1.16)	(.07)	—	(.08)	(1.23)
Net asset value, end of period	$32.09		$33.01	$24.99	$22.92	$22.06	$17.33
Total Return(b)	4.79	%(c)	38.32%	9.39%	3.90%	27.80%	21.06%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed and management fee waived	.00	%(c)	.00%	.00%	.00%	.00%	.00%
Expenses, including expense reductions, expenses assumed and management fee waived	.00	%(c)	.00%	.00%	.00%	.00%	.00%
Expenses, excluding expense reductions, expenses assumed and management fee waived	.13	%(c)	.29%	.32%	.32%	.35%	.52%
Net investment income	.31	%(c)	.60%	.24%	.20%	.18%	.39%

Supplemental Data:
Net assets, end of period (000)	$48,841		$44,998	$18,677	$26,906	$25,426	$11,785
Portfolio turnover rate	1.90	%(c)	8.12%	3.84%	6.78%	1.16%	7.18%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	61

Financial Highlights (continued)

ALPHA STRATEGY FUND

	Class R2 Shares
	Six Months
	Ended
	4/30/2014		Year Ended 10/31
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$32.07		$24.35	$22.47	$21.76	$17.13	$15.51
Investment operations:
Net investment income (loss)(a)	—	(b)	.04	(.09)	(.09)	(.09)	(.05)
Net realized and unrealized gain	1.43		8.73	2.04	.80	4.72	2.83
Total from investment operations	1.43		8.77	1.95	.71	4.63	2.78
Distributions to shareholders from:
Net investment income	(1.18)		—	—	—	—	(.03)
Net realized gain	(1.12)		(1.05)	(.07)	—	—	(1.13)
Total distributions	(2.30)		(1.05)	(.07)	—	—	(1.16)
Net asset value, end of period	$31.20		$32.07	$24.35	$22.47	$21.76	$17.13
Total Return(c)	4.50	%(d)	37.49%	8.73%	3.26%	27.03%	20.37%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed and management fee waived	.30	%(d)	.60%	.60%	.60%	.60%	.60%
Expenses, including expense reductions, expenses assumed and management fee waived	.30	%(d)	.60%	.60%	.60%	.60%	.60%
Expenses, excluding expense reductions, expenses assumed and management fee waived	.43	%(d)	.89%	.92%	.92%	.94%	1.11%
Net investment income (loss)	.01	%(d)	.14%	(.39)%	(.39)%	(.44)%	(.32)%

Supplemental Data:
Net assets, end of period (000)	$3,111		$2,738	$2,982	$3,373	$3,437	$1,433
Portfolio turnover rate	1.90	%(d)	8.12%	3.84%	6.78%	1.16%	7.18%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

62	See Notes to Financial Statements.

Financial Highlights (concluded)

ALPHA STRATEGY FUND

	Class R3 Shares
	Six Months
	Ended
	4/30/2014		Year Ended 10/31
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$32.18		$24.41	$22.50	$21.76	$17.12	$15.53
Investment operations:
Net investment income (loss)(a)	.03		.04	(.07)	(.07)	(.08)	(.02)
Net realized and unrealized gain	1.42		8.78	2.05	.81	4.73	2.79
Total from investment operations	1.45		8.82	1.98	.74	4.65	2.77
Distributions to shareholders from:
Net investment income	(1.21)		—	—	—	(.01)	(.05)
Net realized gain	(1.12)		(1.05)	(.07)	—	—	(1.13)
Total distributions	(2.33)		(1.05)	(.07)	—	(.01)	(1.18)
Net asset value, end of period	$31.30		$32.18	$24.41	$22.50	$21.76	$17.12
Total Return(b)	4.55	%(c)	37.60%	8.85%	3.40%	27.18%	20.39%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed and management fee waived	.25	%(c)	.50%	.50%	.50%	.50%	.50%
Expenses, including expense reductions, expenses assumed and management fee waived	.25	%(c)	.50%	.50%	.50%	.50%	.50%
Expenses, excluding expense reductions, expenses assumed and management fee waived	.38	%(c)	.79%	.82%	.82%	.84%	1.01%
Net investment income (loss)	.10	%(c)	.13%	(.30)%	(.31)%	(.39)%	(.15)%

Supplemental Data:
Net assets, end of period (000)	$36,453		$34,574	$29,663	$26,924	$22,941	$6,979
Portfolio turnover rate	1.90	%(c)	8.12%	3.84%	6.78%	1.16%	7.18%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	63

Financial Highlights

FUNDAMENTAL EQUITY FUND

	Class A Shares
	Six Months
	Ended
	4/30/2014		Year Ended 10/31
	(unaudited)		2013	2012		2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$16.83		$13.08	$12.51		$11.89	$9.99	$8.85
Investment operations:
Net investment income(a)	.02		.07	.09		.02	.04	.03
Net realized and unrealized gain	.87		3.92	.77		.64	1.86	1.17
Total from investment operations	.89		3.99	.86		.66	1.90	1.20
Distributions to shareholders from:
Net investment income	(.04)		(.09)	(.02)		(.04)	— (b)	(.06)
Net realized gain	(2.53)		(.15)	(.27)		—	—	—
Total distributions	(2.57)		(.24)	(.29)		(.04)	— (b)	(.06)
Net asset value, end of period	$15.15		$16.83	$13.08		$12.51	$11.89	$9.99
Total Return(c)	5.72	%(d)	31.11%	7.17%		5.53%	19.06%	13.84%
Ratios to Average Net Assets:
Expenses, including expense reductions	.52	%(d)	1.06%	1.09%		1.09%	1.12%	1.19%
Expenses, excluding expense reductions	.52	%(d)	1.06%	1.09%		1.09%	1.12%	1.19%
Net investment income	.13	%(d)	.50%	.68%		.16%	.38%	.28%

Supplemental Data:
Net assets, end of period (000)	$3,082,918		$3,031,190	$2,439,466		$2,379,453	$1,850,569	$1,656,209
Portfolio turnover rate	54.53	%(d)	87.47%	83.80	%(e)	55.07%	80.98%	88.13%
(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Excludes purchases and sales of securities in connection with the acquisition of Lord Abbett Large Cap Value Fund on June 15, 2012.

64	See Notes to Financial Statements.

Financial Highlights (continued)

FUNDAMENTAL EQUITY FUND

	Class B Shares
	Six Months
	Ended
	4/30/2014		Year Ended 10/31
	(unaudited)		2013	2012		2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$15.91		$12.36	$11.89		$11.35	$9.58	$8.48
Investment operations:
Net investment income (loss)(a)	(.03)		(.02)	.01		(.06)	(.03)	(.03)
Net realized and unrealized gain	.83		3.72	.73		.60	1.80	1.13
Total from investment operations	.80		3.70	.74		.54	1.77	1.10
Distributions to shareholders from:
Net investment income	—		— (b)	—		—	—	—
Net realized gain	(2.53)		(.15)	(.27)		—	—	—
Total distributions	(2.53)		(.15)	(.27)		—	—	—
Net asset value, end of period	$14.18		$15.91	$12.36		$11.89	$11.35	$9.58
Total Return(c)	5.34	%(d)	30.32%	6.47%		4.76%	18.48%	12.97%
Ratios to Average Net Assets:
Expenses, including expense reductions	.84	%(d)	1.71%	1.74%		1.73%	1.77%	1.84%
Expenses, excluding expense reductions	.84	%(d)	1.71%	1.74%		1.73%	1.77%	1.84%
Net investment income (loss)	(.19	)%(d)	(.12)%	.04%		(.49)%	(.29)%	(.35)%

Supplemental Data:
Net assets, end of period (000)	$53,018		$62,409	$76,533		$114,980	$149,531	$161,233
Portfolio turnover rate	54.53	%(d)	87.47%	83.80	%(e)	55.07%	80.98%	88.13%
(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Excludes purchases and sales of securities in connection with the acquisition of Lord Abbett Large Cap Value Fund on June 15, 2012.

See Notes to Financial Statements.	65

Financial Highlights (continued)

FUNDAMENTAL EQUITY FUND

	Class C Shares
	Six Months
	Ended
	4/30/2014		Year Ended 10/31
	(unaudited)		2013	2012		2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$15.83		$12.31	$11.85		$11.30	$9.55	$8.45
Investment operations:
Net investment income (loss)(a)	(.03)		(.02)	—	(b)	(.06)	(.03)	(.03)
Net realized and unrealized gain	.82		3.70	.73		.61	1.78	1.13
Total from investment operations	.79		3.68	.73		.55	1.75	1.10
Distributions to shareholders from:
Net investment income	—		(.01)	—		—	—	—
Net realized gain	(2.53)		(.15)	(.27)		—	—	—
Total distributions	(2.53)		(.16)	(.27)		—	—	—
Net asset value, end of period	$14.09		$15.83	$12.31		$11.85	$11.30	$9.55
Total Return(c)	5.37	%(d)	30.30%	6.41%		4.87%	18.32%	13.02%
Ratios to Average Net Assets:
Expenses, including expense reductions	.84	%(d)	1.71%	1.74%		1.73%	1.77%	1.84%
Expenses, excluding expense reductions	.84	%(d)	1.71%	1.74%		1.73%	1.77%	1.84%
Net investment income (loss)	(.19	)%(d)	(.15)%	.03%		(.49)%	(.26)%	(.37)%

Supplemental Data:
Net assets, end of period (000)	$1,046,910		$1,012,597	$802,053		$817,590	$603,639	$485,484
Portfolio turnover rate	54.53	%(d)	87.47%	83.80	%(e)	55.07%	80.98%	88.13%
(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $0.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Excludes purchases and sales of securities in connection with the acquisition of Lord Abbett Large Cap Value Fund on June 15, 2012.

66	See Notes to Financial Statements.

Financial Highlights (continued)

FUNDAMENTAL EQUITY FUND

	Class F Shares
	Six Months
	Ended
	4/30/2014		Year Ended 10/31
	(unaudited)		2013	2012		2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$16.77		$13.03	$12.47		$11.86	$9.96	$8.85
Investment operations:
Net investment income(a)	.04		.11	.12		.05	.09	.03
Net realized and unrealized gain	.87		3.90	.76		.63	1.84	1.18
Total from investment operations	.91		4.01	.88		.68	1.93	1.21
Distributions to shareholders from:
Net investment income	(.08)		(.12)	(.05)		(.07)	(.03)	(.10)
Net realized gain	(2.53)		(.15)	(.27)		—	—	—
Total distributions	(2.61)		(.27)	(.32)		(.07)	(.03)	(.10)
Net asset value, end of period	$15.07		$16.77	$13.03		$12.47	$11.86	$9.96
Total Return(b)	5.89	%(c)	31.49%	7.40%		5.75%	19.42%	14.03%
Ratios to Average Net Assets:
Expenses, including expense reductions	.40	%(c)	.82%	.84%		.84%	.86%	.93%
Expenses, excluding expense reductions	.40	%(c)	.82%	.84%		.84%	.86%	.93%
Net investment income	.26	%(c)	.75%	.93%		.41%	.77%	.29%

Supplemental Data:
Net assets, end of period (000)	$749,892		$716,579	$598,688		$642,636	$282,018	$73,742
Portfolio turnover rate	54.53	%(c)	87.47%	83.80	%(d)	55.07%	80.98%	88.13%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Excludes purchases and sales of securities in connection with the acquisition of Lord Abbett Large Cap Value Fund on June 15, 2012.

See Notes to Financial Statements.	67

Financial Highlights (continued)

FUNDAMENTAL EQUITY FUND

	Class I Shares
	Six Months
	Ended
	4/30/2014		Year Ended 10/31
	(unaudited)		2013	2012		2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$16.93		$13.15	$12.59		$11.96	$10.04	$8.92
Investment operations:
Net investment income(a)	.05		.13	.13		.07	.08	.05
Net realized and unrealized gain	.88		3.94	.76		.64	1.88	1.17
Total from investment operations	.93		4.07	.89		.71	1.96	1.22
Distributions to shareholders from:
Net investment income	(.10)		(.14)	(.06)		(.08)	(.04)	(.10)
Net realized gain	(2.53)		(.15)	(.27)		—	—	—
Total distributions	(2.63)		(.29)	(.33)		(.08)	(.04)	(.10)
Net asset value, end of period	$15.23		$16.93	$13.15		$12.59	$11.96	$10.04
Total Return(b)	5.93	%(c)	31.66%	7.43%		5.94%	19.54%	14.11%
Ratios to Average Net Assets:
Expenses, including expense reductions	.35	%(c)	.72%	.74%		.74%	.77%	.84%
Expenses, excluding expense reductions	.35	%(c)	.72%	.74%		.74%	.77%	.84%
Net investment income	.31	%(c)	.84%	1.00%		.52%	.75%	.58%

Supplemental Data:
Net assets, end of period (000)	$554,364		$531,676	$394,842		$245,329	$162,114	$98,570
Portfolio turnover rate	54.53	%(c)	87.47%	83.80	%(d)	55.07%	80.98%	88.13%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Excludes purchases and sales of securities in connection with the acquisition of Lord Abbett Large Cap Value Fund on June 15, 2012.

68	See Notes to Financial Statements.

Financial Highlights (continued)

FUNDAMENTAL EQUITY FUND

	Class P Shares
	Six Months
	Ended
	4/30/2014		Year Ended 10/31
	(unaudited)		2013	2012		2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$16.64		$12.92	$12.36		$11.75	$9.87	$8.75
Investment operations:
Net investment income(a)	.01		.06	.07		.01	.03	.01
Net realized and unrealized gain	.86		3.88	.77		.62	1.85	1.16
Total from investment operations	.87		3.94	.84		.63	1.88	1.17
Distributions to shareholders from:
Net investment income	(.02)		(.07)	(.01)		(.02)	—	(.05)
Net realized gain	(2.53)		(.15)	(.27)		—	—	—
Total distributions	(2.55)		(.22)	(.28)		(.02)	—	(.05)
Net asset value, end of period	$14.96		$16.64	$12.92		$12.36	$11.75	$9.87
Total Return(b)	5.65	%(c)	31.08%	7.03%		5.40%	19.05%	13.59%
Ratios to Average Net Assets:
Expenses, including expense reductions	.57	%(c)	1.17%	1.19%		1.19%	1.22%	1.29%
Expenses, excluding expense reductions	.57	%(c)	1.17%	1.19%		1.19%	1.22%	1.29%
Net investment income	.08	%(c)	.42%	.58%		.05%	.28%	.17%

Supplemental Data:
Net assets, end of period (000)	$25,135		$26,424	$27,937		$31,223	$30,598	$29,361
Portfolio turnover rate	54.53	%(c)	87.47%	83.80	%(d)	55.07%	80.98%	88.13%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Excludes purchases and sales of securities in connection with the acquisition of Lord Abbett Large Cap Value Fund on June 15, 2012.

See Notes to Financial Statements.	69

Financial Highlights (continued)

FUNDAMENTAL EQUITY FUND

	Class R2 Shares
	Six Months
	Ended
	4/30/2014		Year Ended 10/31
	(unaudited)		2013	2012		2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$16.57		$12.87	$12.33		$11.75	$9.89	$8.82
Investment operations:
Net investment income (loss)(a)	—	(b)	.04	.05		(.01)	.04	(.01)
Net realized and unrealized gain	.86		3.87	.77		.63	1.82	1.17
Total from investment operations	.86		3.91	.82		.62	1.86	1.16
Distributions to shareholders from:
Net investment income	—	(b)	(.06)	(.01)		(.04)	— (b)	(.09)
Net realized gain	(2.53)		(.15)	(.27)		—	—	—
Total distributions	(2.53)		(.21)	(.28)		(.04)	— (b)	(.09)
Net asset value, end of period	$14.90		$16.57	$12.87		$12.33	$11.75	$9.89
Total Return(c)	5.59	%(d)	30.87%	6.87%		5.27%	18.81%	13.44%
Ratios to Average Net Assets:
Expenses, including expense reductions	.65	%(d)	1.31%	1.34%		1.34%	1.36%	1.42%
Expenses, excluding expense reductions	.65	%(d)	1.31%	1.34%		1.34%	1.36%	1.42%
Net investment income (loss)	.01	%(d)	.26%	.43%		(.11)%	.36%	(.14)%

Supplemental Data:
Net assets, end of period (000)	$24,123		$25,111	$22,335		$19,997	$4,444	$1,187
Portfolio turnover rate	54.53	%(d)	87.47%	83.80	%(e)	55.07%	80.98%	88.13%
(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Excludes purchases and sales of securities in connection with the acquisition of Lord Abbett Large Cap Value Fund on June 15, 2012.

70	See Notes to Financial Statements.

Financial Highlights (concluded)

FUNDAMENTAL EQUITY FUND

	Class R3 Shares
	Six Months
	Ended
	4/30/2014		Year Ended 10/31
	(unaudited)		2013	2012		2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$16.66		$12.94	$12.40		$11.80	$9.92	$8.82
Investment operations:
Net investment income(a)	.01		.05	.06		— (b)	.03	— (b)
Net realized and unrealized gain	.86		3.89	.77		.63	1.85	1.17
Total from investment operations	.87		3.94	.83		.63	1.88	1.17
Distributions to shareholders from:
Net investment income	(.02)		(.07)	(.02)		(.03)	— (b)	(.07)
Net realized gain	(2.53)		(.15)	(.27)		—	—	—
Total distributions	(2.55)		(.22)	(.29)		(.03)	— (b)	(.07)
Net asset value, end of period	$14.98		$16.66	$12.94		$12.40	$11.80	$9.92
Total Return(c)	5.63	%(d)	31.04%	6.95%		5.36%	18.96%	13.55%
Ratios to Average Net Assets:
Expenses, including expense reductions	.59	%(d)	1.21%	1.24%		1.24%	1.26%	1.33%
Expenses, excluding expense reductions	.59	%(d)	1.21%	1.24%		1.24%	1.26%	1.33%
Net investment income	.06	%(d)	.35%	.51%		.01%	.30%	.05%

Supplemental Data:
Net assets, end of period (000)	$328,469		$322,951	$270,290		$180,795	$67,814	$28,510
Portfolio turnover rate	54.53	%(d)	87.47%	83.80	%(e)	55.07%	80.98%	88.13%
(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Excludes purchases and sales of securities in connection with the acquisition of Lord Abbett Large Cap Value Fund on June 15, 2012.

See Notes to Financial Statements.	71

Financial Highlights

GROWTH LEADERS FUND

	Class A Shares
	Six Months
	Ended					6/24/2011(a)
	4/30/2014		Year Ended 10/31			to
	(unaudited)		2013		2012	10/31/2011
Per Share Operating Performance
Net asset value, beginning of period	$21.44		$15.15		$14.50	$15.00
Investment operations:
Net investment income (loss)(b)	—	(c)	(.03)		(.01)	(.01)
Net realized and unrealized gain (loss)	1.10		6.36		.66	(.49)
Total from investment operations	1.10		6.33		.65	(.50)
Distributions to shareholders from:
Net investment income	—		(.04)		—	—
Net realized gain	(1.36)		—		—	—
Total distributions	(1.36)		(.04)		—	—
Net asset value, end of period	$21.18		$21.44		$15.15	$14.50
Total Return(d)	5.12	%(e)	42.20%		4.48%	(3.33	)%(e)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.42	%(e)	.85%		.85%	.84	%(f)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.42	%(e)	.85%		.85%	.84	%(f)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.50	%(e)	1.34%		1.55%	3.04	%(f)
Net investment income (loss)	.00	%(e)	(.14)%		(.06)%	(.23	)%(f)

Supplemental Data:
Net assets, end of period (000)	$420,227		$191,798		$15,372	$7,882
Portfolio turnover rate	283.88	%(e)	451.09	%(g)	683.50%	208.96%
(a)	Commencement of operations was 6/24/2011, SEC effective date was 6/15/2011 and date shares first became available to the public was 7/1/2011.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Annualized.
(g)	Excludes purchases and sales of securities in connection with the acquisition of Lord Abbett Stock Appreciation Fund on March 22, 2013.

72	See Notes to Financial Statements.

Financial Highlights (continued)

GROWTH LEADERS FUND

	Class B Shares
	Six Months
	Ended		2/11/2013(a)
	4/30/2014		to
	(unaudited)		10/31/2013
Per Share Operating Performance
Net asset value, beginning of period	$21.33		$16.56
Investment operations:
Net investment loss(b)	(.07)		(.11)
Net realized and unrealized gain	1.10		4.88
Total from investment operations	1.03		4.77
Distributions to shareholders from:
Net realized gain	(1.36)		—
Net asset value, end of period	$21.00		$21.33
Total Return(c)	4.81	%(d)	29.05	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.76	%(d)	1.49	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.76	%(d)	1.49	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.85	%(d)	1.88	%(e)
Net investment loss	(.34	)%(d)	(.82	)%(e)

Supplemental Data:
Net assets, end of period (000)	$7,084		$8,041
Portfolio turnover rate	283.88	%(d)	451.09	%(f)
(a)	Commencement of operations was 2/11/2013, SEC effective date was 11/28/2012.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	Excludes purchases and sales of securities in connection with the acquisition of Lord Abbett Stock Appreciation Fund on March 22, 2013.

See Notes to Financial Statements.	73

Financial Highlights (continued)

GROWTH LEADERS FUND

	Class C Shares
	Six Months
	Ended					6/24/2011(a)
	4/30/2014		Year Ended 10/31			to
	(unaudited)		2013		2012	10/31/2011
Per Share Operating Performance
Net asset value, beginning of period	$21.14		$15.02		$14.47	$15.00
Investment operations:
Net investment loss(b)	(.07)		(.15)		(.11)	(.05)
Net realized and unrealized gain (loss)	1.08		6.30		.66	(.48)
Total from investment operations	1.01		6.15		.55	(.53)
Distributions to shareholders from:
Net investment income	—		(.03)		—	—
Net realized gain	(1.36)		—		—	—
Total distributions	(1.36)		(.03)		—	—
Net asset value, end of period	$20.79		$21.14		$15.02	$14.47
Total Return(c)	4.80	%(d)	41.24%		3.80%	(3.53	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.75	%(d)	1.45%		1.49%	1.47	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.75	%(d)	1.45%		1.49%	1.47	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.84	%(d)	1.88%		2.15%	2.78	%(e)
Net investment loss	(.33	)%(d)	(.79)%		(.70)%	(.91	)%(e)

Supplemental Data:
Net assets, end of period (000)	$177,337		$66,471		$1,898	$175
Portfolio turnover rate	283.88	%(d)	451.09	%(f)	683.50%	208.96%
(a)	Commencement of operations was 6/24/2011, SEC effective date was 6/15/2011 and date shares first became available to the public was 7/1/2011.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	Excludes purchases and sales of securities in connection with the acquisition of Lord Abbett Stock Appreciation Fund on March 22, 2013.

74	See Notes to Financial Statements.

Financial Highlights (continued)

GROWTH LEADERS FUND

	Class F Shares
	Six Months
	Ended					6/24/2011(a)
	4/30/2014		Year Ended 10/31			to
	(unaudited)		2013		2012	10/31/2011
Per Share Operating Performance
Net asset value, beginning of period	$21.49		$15.18		$14.51	$15.00
Investment operations:
Net investment income(b)	.02		—	(c)	.03	—	(c)
Net realized and unrealized gain (loss)	1.10		6.39		.65	(.49)
Total from investment operations	1.12		6.39		.68	(.49)
Distributions to shareholders from:
Net investment income	—		(.08)		(.01)	—
Net realized gain	(1.36)		—		—	—
Total distributions	(1.36)		(.08)		(.01)	—
Net asset value, end of period	$21.25		$21.49		$15.18	$14.51
Total Return(d)	5.26	%(e)	42.51%		4.69%	(3.27	)%(e)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.32	%(e)	.60%		.60%	.59	%(f)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.32	%(e)	.60%		.60%	.59	%(f)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.40	%(e)	1.07%		1.33%	1.95	%(f)
Net investment income	.10	%(e)	.01%		.21%	.08	%(f)

Supplemental Data:
Net assets, end of period (000)	$409,550		$109,011		$3,797	$5,993
Portfolio turnover rate	283.88	%(e)	451.09	%(g)	683.50%	208.96%
(a)	Commencement of operations was 6/24/2011, SEC effective date was 6/15/2011 and date shares first became available to the public was 7/1/2011.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Annualized.
(g)	Excludes purchases and sales of securities in connection with the acquisition of Lord Abbett Stock Appreciation Fund on March 22, 2013.

See Notes to Financial Statements.	75

Financial Highlights (continued)

GROWTH LEADERS FUND

	Class I Shares
	Six Months
	Ended					6/24/2011(a)
	4/30/2014		Year Ended 10/31			to
	(unaudited)		2013		2012	10/31/2011
Per Share Operating Performance
Net asset value, beginning of period	$21.51		$15.20		$14.51	$15.00
Investment operations:
Net investment income(b)	.03		.04		.04	.01
Net realized and unrealized gain (loss)	1.11		6.36		.67	(.50)
Total from investment operations	1.14		6.40		.71	(.49)
Distributions to shareholders from:
Net investment income	—		(.09)		(.02)	—
Net realized gain	(1.36)		—		—	—
Total distributions	(1.36)		(.09)		(.02)	—
Net asset value, end of period	$21.29		$21.51		$15.20	$14.51
Total Return(c)	5.30	%(d)	42.67%		4.87%	(3.27	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.27	%(d)	.50%		.50%	.49	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.27	%(d)	.50%		.50%	.49	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.35	%(d)	.95%		1.22%	2.20	%(e)
Net investment income	.16	%(d)	.21%		.29%	.17	%(e)

Supplemental Data:
Net assets, end of period (000)	$67,864		$50,326		$2,697	$1,952
Portfolio turnover rate	283.88	%(d)	451.09	%(f)	683.50%	208.96%
(a)	Commencement of operations was 6/24/2011, SEC effective date was 6/15/2011 and date shares first became available to the public was 7/1/2011.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	Excludes purchases and sales of securities in connection with the acquisition of Lord Abbett Stock Appreciation Fund on March 22, 2013.

76	See Notes to Financial Statements.

Financial Highlights (continued)

GROWTH LEADERS FUND

	Class R2 Shares
	Six Months
	Ended					6/24/2011(a)
	4/30/2014		Year Ended 10/31			to
	(unaudited)		2013		2012	10/31/2011
Per Share Operating Performance
Net asset value, beginning of period	$21.58		$15.19		$14.49	$15.00
Investment operations:
Net investment income (loss)(b)	(.03)		.04		.05	(.03)
Net realized and unrealized gain (loss)	1.11		6.38		.65	(.48)
Total from investment operations	1.08		6.42		.70	(.51)
Distributions to shareholders from:
Net investment income	—		(.03)		—	—
Net realized gain	(1.36)		—		—	—
Total distributions	(1.36)		(.03)		—	—
Net asset value, end of period	$21.30		$21.58		$15.19	$14.49
Total Return(c)	4.99	%(d)	42.62%		4.83%	(3.40	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.57	%(d)	.58%		.48%	1.06	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.57	%(d)	.58%		.48%	1.06	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.64	%(d)	1.70%		1.22%	5.05	%(e)
Net investment income (loss)	(.13	)%(d)	.22%		.31%	(.49	)%(e)

Supplemental Data:
Net assets, end of period (000)	$273		$44		$10	$10
Portfolio turnover rate	283.88	%(d)	451.09	%(f)	683.50%	208.96%
(a)	Commencement of operations was 6/24/2011, SEC effective date was 6/15/2011 and date shares first became available to the public was 7/1/2011.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	Excludes purchases and sales of securities in connection with the acquisition of Lord Abbett Stock Appreciation Fund on March 22, 2013.

See Notes to Financial Statements.	77

Financial Highlights (concluded)

GROWTH LEADERS FUND

	Class R3 Shares
	Six Months
	Ended					6/24/2011(a)
	4/30/2014		Year Ended 10/31			to
	(unaudited)		2013		2012	10/31/2011
Per Share Operating Performance
Net asset value, beginning of period	$21.45		$15.16		$14.49	$15.00
Investment operations:
Net investment income (loss)(b)	(.02)		(.06)		.01	(.02)
Net realized and unrealized gain (loss)	1.10		6.38		.66	(.49)
Total from investment operations	1.08		6.32		.67	(.51)
Distributions to shareholders from:
Net investment income	—		(.03)		—	—
Net realized gain	(1.36)		—		—	—
Total distributions	(1.36)		(.03)		—	—
Net asset value, end of period	$21.17		$21.45		$15.16	$14.49
Total Return(c)	5.07	%(d)	41.98%		4.62%	(3.40	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.51	%(d)	1.00%		.72%	.97	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.51	%(d)	1.00%		.72%	.97	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.60	%(d)	1.39%		1.42%	4.96	%(e)
Net investment income (loss)	(.09	)%(d)	(.33)%		.08%	(.40	)%(e)

Supplemental Data:
Net assets, end of period (000)	$9,303		$8,289		$11	$10
Portfolio turnover rate	283.88	%(d)	451.09	%(f)	683.50%	208.96%
(a)	Commencement of operations was 6/24/2011, SEC effective date was 6/15/2011 and date shares first became available to the public was 7/1/2011.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	Excludes purchases and sales of securities in connection with the acquisition of Lord Abbett Stock Appreciation Fund on March 22, 2013.

78	See Notes to Financial Statements.

Financial Highlights

INTERNATIONAL CORE EQUITY FUND

	Class A Shares
	Six Months
	Ended
	4/30/2014		Year Ended 10/31
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$13.97		$11.43	$11.25	$12.12	$11.20	$8.68
Investment operations:
Net investment income(a)	.05		.18	.28	.20	.12	.08
Net realized and unrealized gain (loss)	.14		2.62	.12	(.94)	.88	2.66
Total from investment operations	.19		2.80	.40	(.74)	1.00	2.74
Distributions to shareholders from:
Net investment income	(.26)		(.26)	(.22)	(.13)	(.08)	(.22)
Net asset value, end of period	$13.90		$13.97	$11.43	$11.25	$12.12	$11.20
Total Return(b)	1.41	%(c)	24.99%	3.81%	(6.16)%	8.95%	32.32%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.56	%(c)	1.12%	1.12%	1.12%	1.18%	1.55%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.56	%(c)	1.12%	1.12%	1.12%	1.18%	1.55%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.67	%(c)	1.38%	1.47%	1.42%	1.44%	1.55%
Net investment income	.40	%(c)	1.41%	2.53%	1.64%	1.05%	.92%

Supplemental Data:
Net assets, end of period (000)	$402,521		$437,271	$383,244	$439,938	$542,452	$574,731
Portfolio turnover rate	26.75	%(c)	80.77%	81.50%	83.78%	98.73%	132.22%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	79

Financial Highlights (continued)

INTERNATIONAL CORE EQUITY FUND

	Class B Shares
	Six Months
	Ended
	4/30/2014		Year Ended 10/31
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$13.76		$11.26	$11.06	$11.91	$11.02	$8.50
Investment operations:
Net investment income(a)	.01		.09	.21	.12	.04	.02
Net realized and unrealized gain (loss)	.15		2.60	.12	(.92)	.87	2.62
Total from investment operations	.16		2.69	.33	(.80)	.91	2.64
Distributions to shareholders from:
Net investment income	(.16)		(.19)	(.13)	(.05)	(.02)	(.12)
Net asset value, end of period	$13.76		$13.76	$11.26	$11.06	$11.91	$11.02
Total Return(b)	1.16	%(c)	24.18%	3.13%	(6.75)%	8.23%	31.46%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.88	%(c)	1.77%	1.77%	1.77%	1.84%	2.20%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.88	%(c)	1.77%	1.77%	1.77%	1.84%	2.20%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.00	%(c)	2.03%	2.12%	2.06%	2.09%	2.20%
Net investment income	.05	%(c)	.73%	1.91%	.96%	.40%	.27%

Supplemental Data:
Net assets, end of period (000)	$14,038		$17,239	$20,125	$27,896	$39,255	$43,492
Portfolio turnover rate	26.75	%(c)	80.77%	81.50%	83.78%	98.73%	132.22%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

80	See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL CORE EQUITY FUND

	Class C Shares
	Six Months
	Ended
	4/30/2014		Year Ended 10/31
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$13.77		$11.27	$11.08	$11.93	$11.04	$8.50
Investment operations:
Net investment income(a)	.01		.09	.21	.12	.04	.03
Net realized and unrealized gain (loss)	.14		2.61	.12	(.92)	.87	2.62
Total from investment operations	.15		2.70	.33	(.80)	.91	2.65
Distributions to shareholders from:
Net investment income	(.18)		(.20)	(.14)	(.05)	(.02)	(.11)
Net asset value, end of period	$13.74		$13.77	$11.27	$11.08	$11.93	$11.04
Total Return(b)	1.10	%(c)	24.26%	3.11%	(6.73)%	8.21%	31.52%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.87	%(c)	1.75%	1.75%	1.74%	1.84%	2.20%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.87	%(c)	1.75%	1.75%	1.74%	1.84%	2.20%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.98	%(c)	2.01%	2.10%	2.03%	2.09%	2.20%
Net investment income	.10	%(c)	.77%	1.91%	1.01%	.38%	.28%

Supplemental Data:
Net assets, end of period (000)	$56,318		$57,779	$54,056	$68,316	$91,550	$105,557
Portfolio turnover rate	26.75	%(c)	80.77%	81.50%	83.78%	98.73%	132.22%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	81

Financial Highlights (continued)

INTERNATIONAL CORE EQUITY FUND

	Class F Shares
	Six Months
	Ended
	4/30/2014		Year Ended 10/31
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$13.89		$11.36	$11.20	$12.08	$11.16	$8.68
Investment operations:
Net investment income(a)	.05		.18	.30	.24	.16	.16
Net realized and unrealized gain (loss)	.16		2.64	.12	(.95)	.86	2.59
Total from investment operations	.21		2.82	.42	(.71)	1.02	2.75
Distributions to shareholders from:
Net investment income	(.30)		(.29)	(.26)	(.17)	(.10)	(.27)
Net asset value, end of period	$13.80		$13.89	$11.36	$11.20	$12.08	$11.16
Total Return(b)	1.51	%(c)	25.35%	4.02%	(5.98)%	9.25%	32.76%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.43	%(c)	.87%	.87%	.87%	.90%	1.27%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.43	%(c)	.87%	.87%	.87%	.90%	1.27%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.55	%(c)	1.13%	1.22%	1.18%	1.18%	1.27%
Net investment income	.40	%(c)	1.42%	2.71%	1.98%	1.45%	1.73%

Supplemental Data:
Net assets, end of period (000)	$82,000		$142,063	$151,246	$80,747	$31,153	$9,009
Portfolio turnover rate	26.75	%(c)	80.77%	81.50%	83.78%	98.73%	132.22%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

82	See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL CORE EQUITY FUND

	Class I Shares
	Six Months
	Ended
	4/30/2014		Year Ended 10/31
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$14.07		$11.51	$11.34	$12.21	$11.28	$8.77
Investment operations:
Net investment income(a)	.07		.22	.27	.25	.15	.13
Net realized and unrealized gain (loss)	.16		2.64	.17	(.95)	.89	2.65
Total from investment operations	.23		2.86	.44	(.70)	1.04	2.78
Distributions to shareholders from:
Net investment income	(.31)		(.30)	(.27)	(.17)	(.11)	(.27)
Net asset value, end of period	$13.99		$14.07	$11.51	$11.34	$12.21	$11.28
Total Return(b)	1.66	%(c)	25.37%	4.15%	(5.78)%	9.31%	32.86%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.38	%(c)	.77%	.77%	.77%	.82%	1.19%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.38	%(c)	.77%	.77%	.77%	.82%	1.19%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.50	%(c)	1.03%	1.12%	1.07%	1.08%	1.19%
Net investment income	.52	%(c)	1.77%	2.48%	2.06%	1.34%	1.34%

Supplemental Data:
Net assets, end of period (000)	$110,837		$155,754	$107,076	$222,808	$267,253	$167,574
Portfolio turnover rate	26.75	%(c)	80.77%	81.50%	83.78%	98.73%	132.22%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	83

Financial Highlights (continued)

INTERNATIONAL CORE EQUITY FUND

	Class P Shares
	Six Months
	Ended
	4/30/2014		Year Ended 10/31
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$13.94		$11.39	$11.17	$12.04	$11.13	$8.63
Investment operations:
Net investment income(a)	.05		.16	.27	.10	.10	.07
Net realized and unrealized gain (loss)	.14		2.63	.12	(.84)	.88	2.64
Total from investment operations	.19		2.79	.39	(.74)	.98	2.71
Distributions to shareholders from:
Net investment income	(.25)		(.24)	(.17)	(.13)	(.07)	(.21)
Net asset value, end of period	$13.88		$13.94	$11.39	$11.17	$12.04	$11.13
Total Return(b)	1.39	%(c)	24.91%	3.63%	(6.23)%	8.84%	32.29%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.61	%(c)	1.22%	1.22%	1.22%	1.29%	1.64%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.61	%(c)	1.22%	1.22%	1.22%	1.29%	1.64%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.72	%(c)	1.48%	1.58%	1.51%	1.54%	1.64%
Net investment income	.38	%(c)	1.30%	2.45%	.83%	.92%	.78%

Supplemental Data:
Net assets, end of period (000)	$285		$278	$282	$470	$1,765	$1,825
Portfolio turnover rate	26.75	%(c)	80.77%	81.50%	83.78%	98.73%	132.22%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

84	See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL CORE EQUITY FUND

	Class R2 Shares
	Six Months
	Ended
	4/30/2014		Year Ended 10/31
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$13.92		$11.41	$11.24	$12.14	$11.20	$8.69
Investment operations:
Net investment income(a)	.04		.15	.23	.18	.08	.12
Net realized and unrealized gain (loss)	.14		2.61	.14	(.95)	.91	2.65
Total from investment operations	.18		2.76	.37	(.77)	.99	2.77
Distributions to shareholders from:
Net investment income	(.23)		(.25)	(.20)	(.13)	(.05)	(.26)
Net asset value, end of period	$13.87		$13.92	$11.41	$11.24	$12.14	$11.20
Total Return(b)	1.34	%(c)	24.65%	3.51%	(6.38)%	8.86%	32.77%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.68	%(c)	1.37%	1.37%	1.37%	1.35%	1.16%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.68	%(c)	1.37%	1.37%	1.37%	1.35%	1.16%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.80	%(c)	1.63%	1.72%	1.67%	1.64%	1.16%
Net investment income	.30	%(c)	1.20%	2.13%	1.46%	.73%	1.33%

Supplemental Data:
Net assets, end of period (000)	$1,014		$868	$568	$651	$570	$7
Portfolio turnover rate	26.75	%(c)	80.77%	81.50%	83.78%	98.73%	132.22%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	85

Financial Highlights (concluded)

INTERNATIONAL CORE EQUITY FUND

	Class R3 Shares
	Six Months
	Ended
	4/30/2014		Year Ended 10/31
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$13.77		$11.28	$11.11	$12.00	$11.10	$8.65
Investment operations:
Net investment income(a)	.05		.16	.26	.19	.11	.06
Net realized and unrealized gain (loss)	.13		2.59	.12	(.94)	.87	2.64
Total from investment operations	.18		2.75	.38	(.75)	.98	2.70
Distributions to shareholders from:
Net investment income	(.24)		(.26)	(.21)	(.14)	(.08)	(.25)
Net asset value, end of period	$13.71		$13.77	$11.28	$11.11	$12.00	$11.10
Total Return(b)	1.37	%(c)	24.80%	3.68%	(6.35)%	8.89%	32.23%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.63	%(c)	1.26%	1.26%	1.26%	1.28%	1.68%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.63	%(c)	1.26%	1.26%	1.26%	1.28%	1.68%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.75	%(c)	1.52%	1.61%	1.57%	1.57%	1.68%
Net investment income	.35	%(c)	1.27%	2.36%	1.54%	1.02%	.65%

Supplemental Data:
Net assets, end of period (000)	$20,664		$19,739	$17,275	$12,725	$10,418	$1,439
Portfolio turnover rate	26.75	%(c)	80.77%	81.50%	83.78%	98.73%	132.22%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

86	See Notes to Financial Statements.

Financial Highlights

INTERNATIONAL DIVIDEND INCOME FUND

	Class A Shares
	Six Months
	Ended
	4/30/2014		Year Ended 10/31
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$9.11		$7.80	$7.88	$8.64	$8.22	$6.29
Investment operations:
Net investment income(a)	.16		.33	.35	.42	.34	.28
Net realized and unrealized gain (loss)	.20		1.31	(.08)	(.78)	.42	1.90
Total from investment operations	.36		1.64	.27	(.36)	.76	2.18
Distributions to shareholders from:
Net investment income	(.18)		(.33)	(.35)	(.40)	(.34)	(.25)
Net asset value, end of period	$9.29		$9.11	$7.80	$7.88	$8.64	$8.22
Total Return(b)	3.99	%(c)	21.54%	3.60%	(4.42)%	9.58%	35.88%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.56	%(c)	1.12%	1.12%	1.12%	1.14%	1.35%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.56	%(c)	1.12%	1.12%	1.12%	1.14%	1.35%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.62	%(c)	1.27%	1.36%	1.43%	1.46%	1.63%
Net investment income	1.75	%(c)	3.94%	4.59%	4.96%	4.23%	4.08%

Supplemental Data:
Net assets, end of period (000)	$957,726		$954,305	$618,824	$278,975	$162,611	$52,935
Portfolio turnover rate	29.69	%(c)	78.39%	84.81%	100.16%	100.06%	105.74%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	87

Financial Highlights (continued)

INTERNATIONAL DIVIDEND INCOME FUND

	Class C Shares
	Six Months
	Ended
	4/30/2014		Year Ended 10/31
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$9.04		$7.75	$7.84	$8.60	$8.19	$6.28
Investment operations:
Net investment income(a)	.14		.28	.29	.36	.29	.21
Net realized and unrealized gain (loss)	.19		1.29	(.07)	(.77)	.41	1.92
Total from investment operations	.33		1.57	.22	(.41)	.70	2.13
Distributions to shareholders from:
Net investment income	(.15)		(.28)	(.31)	(.35)	(.29)	(.22)
Net asset value, end of period	$9.22		$9.04	$7.75	$7.84	$8.60	$8.19
Total Return(b)	3.72	%(c)	20.70%	2.95%	(5.03)%	8.99%	34.87%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.88	%(c)	1.77%	1.76%	1.76%	1.79%	1.98%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.88	%(c)	1.77%	1.76%	1.76%	1.79%	1.98%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.94	%(c)	1.92%	2.01%	2.07%	2.10%	2.26%
Net investment income	1.52	%(c)	3.33%	3.88%	4.29%	3.61%	2.93%

Supplemental Data:
Net assets, end of period (000)	$173,760		$143,807	$74,664	$22,329	$13,561	$4,376
Portfolio turnover rate	29.69	%(c)	78.39%	84.81%	100.16%	100.06%	105.74%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

88	See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL DIVIDEND INCOME FUND

	Class F Shares
	Six Months
	Ended
	4/30/2014		Year Ended 10/31
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$9.12		$7.81	$7.89	$8.65	$8.23	$6.29
Investment operations:
Net investment income(a)	.17		.36	.37	.45	.39	.18
Net realized and unrealized gain (loss)	.21		1.30	(.08)	(.79)	.39	2.02
Total from investment operations	.38		1.66	.29	(.34)	.78	2.20
Distributions to shareholders from:
Net investment income	(.19)		(.35)	(.37)	(.42)	(.36)	(.26)
Net asset value, end of period	$9.31		$9.12	$7.81	$7.89	$8.65	$8.23
Total Return(b)	4.23	%(c)	21.80%	3.83%	(4.18)%	9.95%	36.13%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.43	%(c)	.87%	.87%	.87%	.88%	1.07%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.43	%(c)	.87%	.87%	.87%	.88%	1.07%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.49	%(c)	1.02%	1.11%	1.18%	1.21%	1.39%
Net investment income	1.94	%(c)	4.23%	4.79%	5.27%	4.78%	2.32%

Supplemental Data:
Net assets, end of period (000)	$256,845		$228,586	$128,360	$26,892	$12,745	$1,772
Portfolio turnover rate	29.69	%(c)	78.39%	84.81%	100.16%	100.06%	105.74%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	89

Financial Highlights (continued)

INTERNATIONAL DIVIDEND INCOME FUND

	Class I Shares
	Six Months
	Ended
	4/30/2014		Year Ended 10/31
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$9.14		$7.83	$7.91	$8.66	$8.24	$6.29
Investment operations:
Net investment income(a)	.18		.36	.38	.43	.37	.29
Net realized and unrealized gain (loss)	.20		1.31	(.09)	(.75)	.41	1.93
Total from investment operations	.38		1.67	.29	(.32)	.78	2.22
Distributions to shareholders from:
Net investment income	(.19)		(.36)	(.37)	(.43)	(.36)	(.27)
Net asset value, end of period	$9.33		$9.14	$7.83	$7.91	$8.66	$8.24
Total Return(b)	4.27	%(c)	21.86%	3.91%	(3.97)%	10.03%	36.38%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.38	%(c)	.77%	.77%	.77%	.81%	.99%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.38	%(c)	.77%	.77%	.77%	.81%	.99%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.44	%(c)	.92%	1.01%	1.09%	1.10%	1.28%
Net investment income	2.01	%(c)	4.28%	5.00%	5.06%	4.53%	4.13%

Supplemental Data:
Net assets, end of period (000)	$1,128,779		$1,005,558	$893,066	$559,879	$265,348	$225,668
Portfolio turnover rate	29.69	%(c)	78.39%	84.81%	100.16%	100.06%	105.74%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

90	See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL DIVIDEND INCOME FUND

	Class R2 Shares
	Six Months
	Ended
	4/30/2014		Year Ended 10/31
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$9.27		$7.94	$8.03	$8.76	$8.29	$6.30
Investment operations:
Net investment income(a)	.16		.32	.33	.45	.37	.31
Net realized and unrealized gain (loss)	.20		1.32	(.08)	(.79)	.42	1.91
Total from investment operations	.36		1.64	.25	(.34)	.79	2.22
Distributions to shareholders from:
Net investment income	(.17)		(.31)	(.34)	(.39)	(.32)	(.23)
Net asset value, end of period	$9.46		$9.27	$7.94	$8.03	$8.76	$8.29
Total Return(b)	3.91	%(c)	21.13%	3.32%	(4.15)%	9.96%	36.26%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.68	%(c)	1.37%	1.34%	.91%	.84%	.96%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.68	%(c)	1.37%	1.34%	.91%	.84%	.96%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.74	%(c)	1.52%	1.60%	1.22%	1.13%	1.27%
Net investment income	1.78	%(c)	3.73%	4.24%	5.15%	4.45%	4.63%

Supplemental Data:
Net assets, end of period (000)	$1,134		$860	$464	$16	$10	$9
Portfolio turnover rate	29.69	%(c)	78.39%	84.81%	100.16%	100.06%	105.74%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	91

Financial Highlights (concluded)

INTERNATIONAL DIVIDEND INCOME FUND

	Class R3 Shares
	Six Months
	Ended
	4/30/2014		Year Ended 10/31
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$9.18		$7.86	$7.94	$8.71	$8.28	$6.30
Investment operations:
Net investment income(a)	.17		.35	.37	.41	.36	.31
Net realized and unrealized gain (loss)	.19		1.29	(.12)	(.79)	.40	1.91
Total from investment operations	.36		1.64	.25	(.38)	.76	2.22
Distributions to shareholders from:
Net investment income	(.17)		(.32)	(.33)	(.39)	(.33)	(.24)
Net asset value, end of period	$9.37		$9.18	$7.86	$7.94	$8.71	$8.28
Total Return(b)	3.98	%(c)	21.30%	3.39%	(4.61)%	9.62%	36.22%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.63	%(c)	1.27%	1.27%	1.26%	1.24%	.96%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.63	%(c)	1.27%	1.27%	1.26%	1.24%	.96%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.69	%(c)	1.42%	1.50%	1.59%	1.58%	1.27%
Net investment income	1.84	%(c)	4.11%	4.80%	4.80%	4.40%	4.62%

Supplemental Data:
Net assets, end of period (000)	$10,173		$5,200	$33,065	$331	$111	$9
Portfolio turnover rate	29.69	%(c)	78.39%	84.81%	100.16%	100.06%	105.74%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

92	See Notes to Financial Statements.

Financial Highlights

INTERNATIONAL OPPORTUNITIES FUND

	Class A Shares
	Six Months
	Ended
	4/30/2014		Year Ended 10/31
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$16.83		$13.17	$12.00	$12.87	$10.70	$7.29
Investment operations:
Net investment income(a)	.05		.10	.15	.10	.06	.04
Net realized and unrealized gain (loss)	.62		3.82	1.10	(.92)	2.20	3.42
Total from investment operations	.67		3.92	1.25	(.82)	2.26	3.46
Distributions to shareholders from:
Net investment income	(.21)		(.26)	(.08)	(.05)	(.09)	(.05)
Net asset value, end of period	$17.29		$16.83	$13.17	$12.00	$12.87	$10.70
Total Return(b)	4.05	%(c)	30.26%	10.59%	(6.39)%	21.21%	47.94%
Ratios to Average Net Assets:
Expenses, including expense reductions	.67	%(c)	1.47%	1.52%	1.49%	1.54%	1.77%
Expenses, excluding expense reductions	.67	%(c)	1.47%	1.52%	1.49%	1.54%	1.77%
Net investment income	.29	%(c)	.66%	1.20%	.79%	.54%	.50%

Supplemental Data:
Net assets, end of period (000)	$156,453		$99,530	$76,139	$83,729	$98,272	$92,188
Portfolio turnover rate	37.84	%(c)	99.98%	91.18%	103.98%	83.13%	115.58%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	93

Financial Highlights (continued)

INTERNATIONAL OPPORTUNITIES FUND

	Class B Shares
	Six Months
	Ended
	4/30/2014		Year Ended 10/31
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$15.96		$12.49	$11.36	$12.21	$10.17	$6.92
Investment operations:
Net investment income (loss)(a)	(.02)		— (b)	.06	.02	(.01)	(.01)
Net realized and unrealized gain (loss)	.60		3.63	1.07	(.87)	2.08	3.26
Total from investment operations	.58		3.63	1.13	(.85)	2.07	3.25
Distributions to shareholders from:
Net investment income	(.10)		(.16)	—	—	(.03)	—
Net asset value, end of period	$16.44		$15.96	$12.49	$11.36	$12.21	$10.17
Total Return(c)	3.66	%(d)	29.39%	9.95%	(6.96)%	20.35%	46.97%
Ratios to Average Net Assets:
Expenses, including expense reductions	1.01	%(d)	2.12%	2.16%	2.13%	2.19%	2.42%
Expenses, excluding expense reductions	1.01	%(d)	2.12%	2.16%	2.13%	2.19%	2.42%
Net investment income (loss)	(.14	)%(d)	(.03)%	.52%	.12%	(.13)%	(.15)%

Supplemental Data:
Net assets, end of period (000)	$5,069		$6,357	$6,854	$9,439	$14,307	$17,103
Portfolio turnover rate	37.84	%(d)	99.98%	91.18%	103.98%	83.13%	115.58%
(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

94	See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL OPPORTUNITIES FUND

	Class C Shares
	Six Months
	Ended
	4/30/2014		Year Ended 10/31
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$15.84		$12.41	$11.29	$12.14	$10.12	$6.88
Investment operations:
Net investment income (loss)(a)	(.01)		— (b)	.07	.02	(.01)	(.01)
Net realized and unrealized gain (loss)	.59		3.61	1.06	(.87)	2.06	3.25
Total from investment operations	.58		3.61	1.13	(.85)	2.05	3.24
Distributions to shareholders from:
Net investment income	(.13)		(.18)	(.01)	—	(.03)	—
Net asset value, end of period	$16.29		$15.84	$12.41	$11.29	$12.14	$10.12
Total Return(c)	3.69	%(d)	29.43%	10.00%	(7.00)%	20.34%	47.09%
Ratios to Average Net Assets:
Expenses, including expense reductions	1.01	%(d)	2.10%	2.14%	2.10%	2.19%	2.42%
Expenses, excluding expense reductions	1.01	%(d)	2.10%	2.14%	2.10%	2.19%	2.42%
Net investment income (loss)	(.08	)%(d)	.03%	.59%	.17%	(.13)%	(.14)%

Supplemental Data:
Net assets, end of period (000)	$22,845		$18,138	$13,953	$15,603	$19,969	$21,668
Portfolio turnover rate	37.84	%(d)	99.98%	91.18%	103.98%	83.13%	115.58%

(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $0.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.	95

Financial Highlights (continued)

INTERNATIONAL OPPORTUNITIES FUND

	Class F Shares
	Six Months
	Ended
	4/30/2014		Year Ended 10/31
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$16.73		$13.09	$11.94	$12.81	$10.65	$7.28
Investment operations:
Net investment income(a)	.07		.17	.18	.13	.10	.09
Net realized and unrealized gain (loss)	.62		3.76	1.09	(.91)	2.17	3.37
Total from investment operations	.69		3.93	1.27	(.78)	2.27	3.46
Distributions to shareholders from:
Net investment income	(.26)		(.29)	(.12)	(.09)	(.11)	(.09)
Net asset value, end of period	$17.16		$16.73	$13.09	$11.94	$12.81	$10.65
Total Return(b)	4.17	%(c)	30.63%	10.83%	(6.16)%	21.47%	48.36%
Ratios to Average Net Assets:
Expenses, including expense reductions	.57	%(c)	1.22%	1.27%	1.24%	1.28%	1.49%
Expenses, excluding expense reductions	.57	%(c)	1.22%	1.27%	1.24%	1.28%	1.49%
Net investment income	.39	%(c)	1.13%	1.47%	1.00%	.88%	1.00%

Supplemental Data:
Net assets, end of period (000)	$39,844		$18,046	$944	$934	$934	$384
Portfolio turnover rate	37.84	%(c)	99.98%	91.18%	103.98%	83.13%	115.58%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

96	See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL OPPORTUNITIES FUND

	Class I Shares
	Six Months
	Ended
	4/30/2014		Year Ended 10/31
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$17.25		$13.49	$12.30	$13.18	$10.96	$7.48
Investment operations:
Net investment income(a)	.07		.15	.19	.16	.11	.08
Net realized and unrealized gain (loss)	.64		3.91	1.13	(.95)	2.23	3.50
Total from investment operations	.71		4.06	1.32	(.79)	2.34	3.58
Distributions to shareholders from:
Net investment income	(.26)		(.30)	(.13)	(.09)	(.12)	(.10)
Net asset value, end of period	$17.70		$17.25	$13.49	$12.30	$13.18	$10.96
Total Return(b)	4.20	%(c)	30.74%	10.96%	(6.01)%	21.50%	48.47%
Ratios to Average Net Assets:
Expenses, including expense reductions	.52	%(c)	1.12%	1.17%	1.14%	1.18%	1.42%
Expenses, excluding expense reductions	.52	%(c)	1.12%	1.17%	1.14%	1.18%	1.42%
Net investment income	.39	%(c)	.99%	1.54%	1.17%	.93%	.87%

Supplemental Data:
Net assets, end of period (000)	$291,503		$259,952	$195,785	$213,865	$232,027	$160,456
Portfolio turnover rate	37.84	%(c)	99.98%	91.18%	103.98%	83.13%	115.58%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	97

Financial Highlights (continued)

INTERNATIONAL OPPORTUNITIES FUND

	Class P Shares
	Six Months
	Ended
	4/30/2014		Year Ended 10/31
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$17.08		$13.36	$12.17	$13.06	$10.86	$7.36
Investment operations:
Net investment income(a)	.02		.09	.14	.09	.05	.03
Net realized and unrealized gain (loss)	.64		3.88	1.12	(.94)	2.22	3.48
Total from investment operations	.66		3.97	1.26	(.85)	2.27	3.51
Distributions to shareholders from:
Net investment income	(.18)		(.25)	(.07)	(.04)	(.07)	(.01)
Net asset value, end of period	$17.56		$17.08	$13.36	$12.17	$13.06	$10.86
Total Return(b)	3.91	%(c)	30.19%	10.49%	(6.51)%	21.05%	47.86%
Ratios to Average Net Assets:
Expenses, including expense reductions	.74	%(c)	1.57%	1.62%	1.59%	1.64%	1.87%
Expenses, excluding expense reductions	.74	%(c)	1.57%	1.62%	1.59%	1.64%	1.87%
Net investment income	.12	%(c)	.57%	1.14%	.69%	.44%	.36%

Supplemental Data:
Net assets, end of period (000)	$928		$1,096	$929	$820	$900	$781
Portfolio turnover rate	37.84	%(c)	99.98%	91.18%	103.98%	83.13%	115.58%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

98	See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL OPPORTUNITIES FUND

	Class R2 Shares
	Six Months
	Ended
	4/30/2014		Year Ended 10/31
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$16.69		$13.07	$11.90	$12.77	$10.64	$7.24
Investment operations:
Net investment income(a)	.01		.06	.11	.07	.03	.03
Net realized and unrealized gain (loss)	.63		3.79	1.11	(.92)	2.18	3.40
Total from investment operations	.64		3.85	1.22	(.85)	2.21	3.43
Distributions to shareholders from:
Net investment income	(.20)		(.23)	(.05)	(.02)	(.08)	(.03)
Net asset value, end of period	$17.13		$16.69	$13.07	$11.90	$12.77	$10.64
Total Return(b)	3.86	%(c)	29.97%	10.35%	(6.68)%	20.90%	47.69%
Ratios to Average Net Assets:
Expenses, including expense reductions	.82	%(c)	1.72%	1.76%	1.74%	1.79%	1.97%
Expenses, excluding expense reductions	.82	%(c)	1.72%	1.76%	1.74%	1.79%	1.97%
Net investment income	.08	%(c)	.40%	.90%	.56%	.31%	.34%

Supplemental Data:
Net assets, end of period (000)	$209		$201	$91	$95	$96	$91
Portfolio turnover rate	37.84	%(c)	99.98%	91.18%	103.98%	83.13%	115.58%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	99

Financial Highlights (concluded)

INTERNATIONAL OPPORTUNITIES FUND

	Class R3 Shares
	Six Months
	Ended
	4/30/2014		Year Ended 10/31
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$16.57		$12.98	$11.84	$12.72	$10.60	$7.27
Investment operations:
Net investment income(a)	.02		.06	.13	.10	.05	.01
Net realized and unrealized gain (loss)	.63		3.78	1.09	(.92)	2.17	3.41
Total from investment operations	.65		3.84	1.22	(.82)	2.22	3.42
Distributions to shareholders from:
Net investment income	(.18)		(.25)	(.08)	(.06)	(.10)	(.09)
Net asset value, end of period	$17.04		$16.57	$12.98	$11.84	$12.72	$10.60
Total Return(b)	3.90	%(c)	30.14%	10.49%	(6.51)%	21.04%	47.75%
Ratios to Average Net Assets:
Expenses, including expense reductions	.76	%(c)	1.62%	1.65%	1.60%	1.67%	1.81%
Expenses, excluding expense reductions	.76	%(c)	1.62%	1.65%	1.60%	1.67%	1.81%
Net investment income	.14	%(c)	.45%	1.11%	.74%	.45%	.14%

Supplemental Data:
Net assets, end of period (000)	$6,438		$6,133	$6,212	$5,097	$3,016	$573
Portfolio turnover rate	37.84	%(c)	99.98%	91.18%	103.98%	83.13%	115.58%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

100	See Notes to Financial Statements.

Financial Highlights

VALUE OPPORTUNITIES FUND

	Class A Shares
	Six Months
	Ended
	4/30/2014		Year Ended 10/31
	(unaudited)		2013		2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$21.44		$15.99		$15.16	$14.45	$11.65	$9.91
Investment operations:
Net investment income (loss)(a)	(.01)		—	(b)	(.03)	(.05)	(.03)	(.04)
Net realized and unrealized gain	1.71		5.45		.92	.83	2.83	1.80
Total from investment operations	1.70		5.45		.89	.78	2.80	1.76
Distributions to shareholders from:
Net investment income	—		—		—	—	—	(.02)
Net realized gain	(1.90)		—		(.06)	(.07)	—	—
Total distributions	(1.90)		—		(.06)	(.07)	—	(.02)
Net asset value, end of period	$21.24		$21.44		$15.99	$15.16	$14.45	$11.65
Total Return(c)	8.52	%(d)	34.08%		5.89%	5.45%	24.03%	17.81%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.62	%(d)	1.28%		1.31%	1.31%	1.34%	1.35%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.62	%(d)	1.28%		1.31%	1.31%	1.34%	1.35%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.62	%(d)	1.28%		1.31%	1.31%	1.34%	1.46%
Net investment loss	(.03	)%(d)	(.01)%		(.19)%	(.29)%	(.19)%	(.34)%

Supplemental Data:
Net assets, end of period (000)	$1,448,880		$1,372,436		$870,567	$883,444	$582,806	$250,435
Portfolio turnover rate	27.25	%(d)	69.49	%(e)	58.84%	56.87%	69.83%	77.87%
(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Excludes purchases and sales of securities in connection with the acquisition of Lord Abbett Small Cap Blend Fund on July 19, 2013.

See Notes to Financial Statements.	101

Financial Highlights (continued)

VALUE OPPORTUNITIES FUND

	Class B Shares
	Six Months
	Ended
	4/30/2014		Year Ended 10/31
	(unaudited)		2013		2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$20.42		$15.32		$14.63	$14.03	$11.39	$9.74
Investment operations:
Net investment loss(a)	(.07)		(.12)		(.12)	(.14)	(.11)	(.09)
Net realized and unrealized gain	1.62		5.22		.87	.81	2.75	1.74
Total from investment operations	1.55		5.10		.75	.67	2.64	1.65
Distributions to shareholders from:
Net realized gain	(1.90)		—		(.06)	(.07)	—	—
Net asset value, end of period	$20.07		$20.42		$15.32	$14.63	$14.03	$11.39
Total Return(b)	8.18	%(c)	33.29%		5.14%	4.83%	23.18%	16.94%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.94	%(c)	1.93%		1.96%	1.96%	1.99%	2.00%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.94	%(c)	1.93%		1.96%	1.96%	1.99%	2.00%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.94	%(c)	1.93%		1.96%	1.96%	1.99%	2.12%
Net investment loss	(.35	)%(c)	(.68)%		(.83)%	(.91)%	(.85)%	(.95)%

Supplemental Data:
Net assets, end of period (000)	$21,584		$24,911		$13,315	$15,700	$19,110	$18,739
Portfolio turnover rate	27.25	%(c)	69.49	%(d)	58.84%	56.87%	69.83%	77.87%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Excludes purchases and sales of securities in connection with the acquisition of Lord Abbett Small Cap Blend Fund on July 19, 2013.

102	See Notes to Financial Statements.

Financial Highlights (continued)

VALUE OPPORTUNITIES FUND

	Class C Shares
	Six Months
	Ended
	4/30/2014		Year Ended 10/31
	(unaudited)		2013		2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$20.42		$15.32		$14.62	$14.03	$11.39	$9.74
Investment operations:
Net investment loss(a)	(.07)		(.12)		(.13)	(.14)	(.11)	(.10)
Net realized and unrealized gain	1.62		5.22		.89	.80	2.75	1.75
Total from investment operations	1.55		5.10		.76	.66	2.64	1.65
Distributions to shareholders from:
Net realized gain	(1.90)		—		(.06)	(.07)	—	—
Net asset value, end of period	$20.07		$20.42		$15.32	$14.62	$14.03	$11.39
Total Return(b)	8.18	%(c)	33.29%		5.21%	4.76%	23.18%	17.06%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.94	%(c)	1.93%		1.96%	1.96%	1.99%	2.00%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.94	%(c)	1.93%		1.96%	1.96%	1.99%	2.00%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.94	%(c)	1.93%		1.96%	1.96%	1.99%	2.11%
Net investment loss	(.35	)%(c)	(.66)%		(.83)%	(.95)%	(.83)%	(.97)%

Supplemental Data:
Net assets, end of period (000)	$420,999		$400,420		$248,357	$263,798	$147,193	$79,527
Portfolio turnover rate	27.25	%(c)	69.49	%(d)	58.84%	56.87%	69.83%	77.87%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Excludes purchases and sales of securities in connection with the acquisition of Lord Abbett Small Cap Blend Fund on July 19, 2013.

See Notes to Financial Statements.	103

Financial Highlights (continued)

VALUE OPPORTUNITIES FUND

	Class F Shares
	Six Months
	Ended
	4/30/2014		Year Ended 10/31
	(unaudited)		2013		2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$21.62		$16.07		$15.20	$14.45	$11.62	$9.91
Investment operations:
Net investment income (loss)(a)	.02		.05		.01	(.01)	.01	(.02)
Net realized and unrealized gain	1.72		5.50		.92	.83	2.82	1.78
Total from investment operations	1.74		5.55		.93	.82	2.83	1.76
Distributions to shareholders from:
Net investment income	—		—		—	—	—	(.05)
Net realized gain	(1.90)		—		(.06)	(.07)	—	—
Total distributions	(1.90)		—		(.06)	(.07)	—	(.05)
Net asset value, end of period	$21.46		$21.62		$16.07	$15.20	$14.45	$11.62
Total Return(b)	8.65	%(c)	34.54%		6.13%	5.73%	24.25%	18.12%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.50	%(c)	1.03%		1.06%	1.07%	1.10%	1.09%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.50	%(c)	1.03%		1.06%	1.07%	1.10%	1.09%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.50	%(c)	1.03%		1.06%	1.07%	1.10%	1.20%
Net investment income (loss)	.10	%(c)	.26%		.06%	(.06)%	.07%	(.19)%

Supplemental Data:
Net assets, end of period (000)	$494,246		$456,370		$369,321	$385,086	$168,415	$51,757
Portfolio turnover rate	27.25	%(c)	69.49	%(d)	58.84%	56.87%	69.83%	77.87%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Excludes purchases and sales of securities in connection with the acquisition of Lord Abbett Small Cap Blend Fund on July 19, 2013.

104	See Notes to Financial Statements.

Financial Highlights (continued)

VALUE OPPORTUNITIES FUND

	Class I Shares
	Six Months
	Ended
	4/30/2014		Year Ended 10/31
	(unaudited)		2013		2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$21.85		$16.23		$15.34	$14.57	$11.70	$9.98
Investment operations:
Net investment income(a)	.03		.06		.02	.01	.02	— (b)
Net realized and unrealized gain	1.75		5.56		.93	.83	2.85	1.78
Total from investment operations	1.78		5.62		.95	.84	2.87	1.78
Distributions to shareholders from:
Net investment income	—		—		—	—	—	(.06)
Net realized gain	(1.90)		—		(.06)	(.07)	—	—
Total distributions	(1.90)		—		(.06)	(.07)	—	(.06)
Net asset value, end of period	$21.73		$21.85		$16.23	$15.34	$14.57	$11.70
Total Return(c)	8.74	%(d)	34.63%		6.21%	5.82%	24.42%	18.27%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.45	%(d)	.93%		.97%	.97%	.99%	1.00%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.45	%(d)	.93%		.97%	.97%	.99%	1.00%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.45	%(d)	.93%		.97%	.97%	.99%	1.12%
Net investment income	.15	%(d)	.33%		.15%	.06%	.16%	.03%

Supplemental Data:
Net assets, end of period (000)	$718,741		$675,593		$411,546	$291,056	$190,103	$121,462
Portfolio turnover rate	27.25	%(d)	69.49	%(e)	58.84%	56.87%	69.83%	77.87%
(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Excludes purchases and sales of securities in connection with the acquisition of Lord Abbett Small Cap Blend Fund on July 19, 2013.

See Notes to Financial Statements.	105

Financial Highlights (continued)

VALUE OPPORTUNITIES FUND

	Class P Shares
	Six Months
	Ended
	4/30/2014		Year Ended 10/31
	(unaudited)		2013		2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$21.32		$15.90		$15.09	$14.40	$11.62	$9.88
Investment operations:
Net investment loss(a)	(.02)		(.07)		(.04)	(.05)	(.04)	(.04)
Net realized and unrealized gain	1.70		5.49		.91	.81	2.82	1.78
Total from investment operations	1.68		5.42		.87	.76	2.78	1.74
Distributions to shareholders from:
Net realized gain	(1.90)		—		(.06)	(.07)	—	—
Net asset value, end of period	$21.10		$21.32		$15.90	$15.09	$14.40	$11.62
Total Return(b)	8.47	%(c)	34.09%		5.78%	5.33%	23.92%	17.61%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.67	%(c)	1.37%		1.41%	1.41%	1.44%	1.45%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.67	%(c)	1.37%		1.41%	1.41%	1.44%	1.45%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.67	%(c)	1.37%		1.41%	1.41%	1.44%	1.57%
Net investment loss	(.07	)%(c)	(.34)%		(.24)%	(.35)%	(.29)%	(.39)%

Supplemental Data:
Net assets, end of period (000)	$53,857		$54,081		$918	$3,392	$4,344	$3,445
Portfolio turnover rate	27.25	%(c)	69.49	%(d)	58.84%	56.87%	69.83%	77.87%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Excludes purchases and sales of securities in connection with the acquisition of Lord Abbett Small Cap Blend Fund on July 19, 2013.

106	See Notes to Financial Statements.

Financial Highlights (continued)

VALUE OPPORTUNITIES FUND

	Class R2 Shares
	Six Months
	Ended
	4/30/2014		Year Ended 10/31
	(unaudited)		2013		2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$21.13		$15.79		$15.01	$14.34	$11.59	$9.87
Investment operations:
Net investment loss(a)	(.03)		(.04)		(.07)	(.09)	(.06)	(.09)
Net realized and unrealized gain	1.68		5.38		.91	.83	2.81	1.81
Total from investment operations	1.65		5.34		.84	.74	2.75	1.72
Distributions to shareholders from:
Net realized gain	(1.90)		—		(.06)	(.07)	—	—
Net asset value, end of period	$20.88		$21.13		$15.79	$15.01	$14.34	$11.59
Total Return(b)	8.40	%(c)	33.82%		5.61%	5.21%	23.62%	17.53%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.75	%(c)	1.53%		1.56%	1.57%	1.60%	1.59%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.75	%(c)	1.53%		1.56%	1.57%	1.60%	1.59%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.75	%(c)	1.53%		1.56%	1.57%	1.60%	1.68%
Net investment loss	(.15	)%(c)	(.24)%		(.44)%	(.58)%	(.42)%	(.83)%

Supplemental Data:
Net assets, end of period (000)	$13,349		$13,922		$11,056	$8,804	$2,538	$1,466
Portfolio turnover rate	27.25	%(c)	69.49	%(d)	58.84%	56.87%	69.83%	77.87%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Excludes purchases and sales of securities in connection with the acquisition of Lord Abbett Small Cap Blend Fund on July 19, 2013.

See Notes to Financial Statements.	107

Financial Highlights (concluded)

VALUE OPPORTUNITIES FUND

	Class R3 Shares
	Six Months
	Ended
	4/30/2014		Year Ended 10/31
	(unaudited)		2013		2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$21.20		$15.83		$15.03	$14.34	$11.58	$9.87
Investment operations:
Net investment loss(a)	(.02)		(.03)		(.05)	(.07)	(.04)	(.05)
Net realized and unrealized gain	1.68		5.40		.91	.83	2.80	1.78
Total from investment operations	1.66		5.37		.86	.76	2.76	1.73
Distributions to shareholders from:
Net investment income	—		—		—	—	—	(.02)
Net realized gain	(1.90)		—		(.06)	(.07)	—	—
Total distributions	(1.90)		—		(.06)	(.07)	—	(.02)
Net asset value, end of period	$20.96		$21.20		$15.83	$15.03	$14.34	$11.58
Total Return(b)	8.42	%(c)	33.92%		5.74%	5.35%	23.73%	17.69%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.70	%(c)	1.43%		1.46%	1.47%	1.49%	1.49%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.70	%(c)	1.43%		1.46%	1.47%	1.49%	1.49%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.70	%(c)	1.43%		1.46%	1.47%	1.50%	1.61%
Net investment loss	(.10	)%(c)	(.17)%		(.35)%	(.47)%	(.31)%	(.50)%

Supplemental Data:
Net assets, end of period (000)	$138,040		$130,597		$86,441	$64,504	$20,456	$4,227
Portfolio turnover rate	27.25	%(c)	69.49	%(d)	58.84%	56.87%	69.83%	77.87%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Excludes purchases and sales of securities in connection with the acquisition of Lord Abbett Small Cap Blend Fund on July 19, 2013.

108	See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on February 26, 1993.

The Trust currently consists of nine funds. This report covers the following seven funds (separately, a “Fund” and collectively, the “Funds”) and their respective classes:

Funds	Classes
Lord Abbett Alpha Strategy Fund (“Alpha Strategy Fund”)	A, B, C, F, I, P, R2 and R3
Lord Abbett Fundamental Equity Fund (“Fundamental Equity Fund”)	A, B, C, F, I, P, R2 and R3
Lord Abbett Growth Leaders Fund (“Growth Leaders Fund”)	A, B, C, F, I, R2 and R3
Lord Abbett International Core Equity Fund (“International Core Equity Fund”)	A, B, C, F, I, P, R2 and R3
Lord Abbett International Dividend Income Fund (“International Dividend Income Fund”)	A, C, F, I, R2 and R3
Lord Abbett International Opportunities Fund (“International Opportunities Fund”)	A, B, C, F, I, P, R2 and R3
Lord Abbett Value Opportunities Fund (“Value Opportunities Fund”)	A, B, C, F, I, P, R2 and R3

The Funds no longer issue Class B shares for purchase. The Funds’ Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Funds’ prospectus. As of the date of this report, Alpha Strategy Fund has not issued Class P shares.

Each of Alpha Strategy Fund’s, International Core Equity Fund’s, International Opportunities Fund’s, and Value Opportunities Fund’s investment objective is to seek long-term capital appreciation. Alpha Strategy Fund invests principally in other funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”). Fundamental Equity Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value. Growth Leaders Fund’s investment objective is to seek capital appreciation. International Dividend Income Fund’s investment objective is to seek a high level of total return.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Notes to Financial Statements (unaudited)(continued)

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Trustees (the “Board”), Lord Abbett, each Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow each Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”). Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Investments in the Underlying Funds are valued at their NAV each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statements of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

Notes to Financial Statements (unaudited)(continued)

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open for the fiscal years ended October 31, 2010 through October 31, 2013. The statutes of limitations on the Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the Funds within the Trust on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies on each Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments (net of foreign capital gains tax), futures contracts and foreign currency related transactions on each Fund’s Statement of Operations. Each Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–International Core Equity Fund, International Dividend Income Fund and International Opportunities Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or gain or reduce exposure to foreign currency for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies on each Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized gain on investments (net of foreign capital gains tax), futures contracts and foreign currency related transactions on each Fund’s Statement of Operations.

(h)	Futures Contracts–Each Fund may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position for holding the

Notes to Financial Statements (unaudited)(continued)

underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

As of April 30, 2014, there were no open futures contracts on the Funds.

(i)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(j)	When-Issued or Forward Transactions–Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued or forward transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(k)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or

Notes to Financial Statements (unaudited)(continued)

liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of April 30, 2014 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

For the six months ended April 30, 2014, the effective management fee, net of any applicable waivers or reimbursements, was based on each Fund’s average daily net assets at the following annualized rates:

Effective Management Fee
Alpha Strategy Fund	00%(1)
Fundamental Equity Fund	.52%(2)
Growth Leaders Fund	.38%(3)
International Core Equity Fund	.47%(4)
International Dividend Income Fund	.54%(4)
International Opportunities Fund	.75%(5)
Value Opportunities Fund	.70%(6)

(1)	The management fee for Alpha Strategy Fund is based on the Fund’s average daily net assets at an annual rate of .10%. For the six months ended April 30, 2014 and continuing through February 28, 2015, Lord Abbett has contractually agreed to waive 0.05% of its management fee. For the six months ended April 30, 2014, Lord Abbett voluntarily waived an additional .05% of its management fee. Lord Abbett may discontinue the voluntary reimbursement or change the level of its voluntary reimbursement at any time.
(2)	The management fee for Fundamental Equity Fund is based on the Fund’s average daily net assets at the following annual rates:

First $200 million	.75%
Next $300 million	.65%
Over $500 million	.50%

(3)	The management fee for Growth Leaders Fund is based on the Fund’s average daily net assets at the following annual rates:

First $2 billion	.55%
Over $2 billion	.50%

Notes to Financial Statements (unaudited)(continued)

(4)	The management fee for International Core Equity Fund and International Dividend Income Fund are based on the Funds’ average daily net assets at the following annual rates:

First $1 billion	.70%
Next $1 billion	.65%
Over $2 billion	.60%

(5)	The management fee for International Opportunities Fund is based on the average daily net assets at the following annual rates:

First $1 billion	.75%
Next $1 billion	.70%
Over $2 billion	.65%

(6)	The management fee for Value Opportunities Fund is based on the Fund’s average daily net assets at the following annual rates:

First $1 billion	.75%
Next $1 billion	.70%
Next $3 billion	.65%
Over $5 billion	.58%

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of each Fund’s average daily net assets.

For the six months ended April 30, 2014 and continuing through February 28, 2015, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, waive all or a portion of its administrative fee and reimburse other expenses to the extent necessary so that the total net annual operating expenses for each class, excluding 12b-1 fees, do not exceed the following annual rates:

Fund	Rate
Growth Leaders Fund	.60%	(1)
International Core Equity Fund	.77%
International Dividend Income Fund	.77%

(1)	For the twelve month period through February 28, 2014, Lord Abbett had contractually agreed to waive all or a portion of Growth Leaders Fund’s management fee and, if necessary, waive all or a portion of its administrative fee and reimburse other expenses to the extent necessary so that the total net annual operating expenses for each class, excluding 12b-1 fees, did not exceed an annualized rate of .50%.

All contractual management fee waiver and expense reimbursement agreements between the Funds and Lord Abbett may be terminated only upon the approval of the Funds’ Board.

Alpha Strategy Fund has entered into a Servicing Arrangement with the Underlying Funds in which it invests, pursuant to which each Underlying Fund will pay a portion of the expenses (excluding management fees and distribution and service fees) of Alpha Strategy Fund in proportion to the average daily value of total Underlying Fund shares owned by Alpha Strategy Fund. The expenses assumed by the Underlying Funds are reflected in Expenses assumed by Underlying Funds on Alpha Strategy Fund’s Statement of Operations and Receivables from affiliates on Alpha Strategy Fund’s Statement of Assets and Liabilities.

In addition, Fundamental Equity Fund, Growth Leaders Fund, International Core Equity Fund, International Dividend Income Fund, International Opportunities Fund, and Value Opportunities Fund, along with certain other funds managed by Lord Abbett, have entered into a Servicing Arrangement with Alpha Strategy Fund, Lord Abbett Diversified Equity Strategy Fund, Lord Abbett Multi-Asset Balanced Opportunity Fund, Lord Abbett Multi-Asset Growth Fund and Lord Abbett Multi-Asset Income Fund of Lord Abbett Investment Trust and Lord Abbett Multi-Asset Global Opportunity Fund of Lord Abbett Global Fund, Inc. (each, a “Fund of Funds”), pursuant to which

Notes to Financial Statements (unaudited)(continued)

each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of each Fund of Funds in proportion to the average daily value of the Underlying Fund shares owned by each Fund of Funds. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on each Fund’s Statement of Operations and Payable to affiliates on each Fund’s Statement of Assets and Liabilities.

As of April 30, 2014, the percentages of Fundamental Equity Fund’s, Growth Leaders Fund’s, International Core Equity Fund’s, International Dividend Income Fund’s, International Opportunities Fund’s and Value Opportunities Fund’s outstanding shares owned by each Fund of Funds were as follows:

Fund of Funds	Fundamental Equity Fund	Growth Leaders Fund	International Core Equity Fund	International Dividend Income Fund	International Opportunities Fund	Value Opportunities Fund
Alpha Strategy Fund	—	—	—	—	49.19%	7.68%
Diversified Equity Strategy Fund	0.68%	3.63%	4.77%	—	4.11%	0.82%
Multi-Asset Balanced Opportunity Fund	—	—	—	12.21%	—	—
Multi-Asset Global Opportunity Fund	—	—	—	3.98%	—	—
Multi-Asset Growth Fund	—	—	—	8.72%	—	0.01%
Multi-Asset Income Fund	—	—	—	8.03%	—	—

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been approved by the Board pursuant to the plan:

Fees*	Class A(1)	Class B	Class C	Class F	Class P(2)	Class R2	Class R3
Service	.25%	.25%	.25%	—	.25%	.25%	.25%
Distribution	.10%	.75%	.75%	.10%	.20%	.35%	.25%

*	The Funds may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
(1)	The Class A 12b-1 fees for Alpha Strategy Fund, Growth Leaders Fund and International Opportunities Fund is .25% (.25% service, .00% distribution) of each Fund’s average daily net assets. Prior to March 1, 2014, Class A 12b-1 fees for Growth Leaders Fund and International Opportunities Fund were .35% (.25% service, .10% distribution) of each Fund’s average daily net assets.
(2)	Fundamental Equity Fund, International Core Equity Fund, International Opportunities Fund and Value Opportunities Fund only.

Class I shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended April 30, 2014:

	Distributor Commissions	Dealers’ Concessions
Alpha Strategy Fund	$186,716	$1,058,739
Fundamental Equity Fund	363,820	1,968,134
Growth Leaders Fund	494,268	2,850,073
International Core Equity Fund	90,353	475,788
International Dividend Income Fund	342,811	1,819,021
International Opportunities Fund	49,633	267,905
Value Opportunities Fund	141,920	770,831

Notes to Financial Statements (unaudited)(continued)

Distributor received the following amount of CDSCs for the six months ended April 30, 2014:

	Class A	Class C
Alpha Strategy Fund	$ 3,290	$ 9,833
Fundamental Equity Fund	17,962	33,317
Growth Leaders Fund	42,133	11,488
International Core Equity Fund	2,157	2,555
International Dividend Income Fund	4,934	10,711
International Opportunities Fund	660	1,280
Value Opportunities Fund	2,844	11,364

A Trustee and certain of the Trust’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid quarterly for International Dividend Income Fund and annually for Alpha Strategy Fund, Fundamental Equity Fund, Growth Leaders Fund, International Core Equity Fund, International Opportunities Fund and Value Opportunities Fund. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended April 30, 2014 and fiscal year ended October 31, 2013 was as follows:

	Alpha Strategy Fund		Fundamental Equity Fund
	Six Months Ended 4/30/2014 (unaudited)	Year Ended 10/31/2013	Six Months Ended 4/30/2014 (unaudited)	Year Ended 10/31/2013
Distributions paid from:
Ordinary income	$45,823,955	$1,215,018	$208,816,026	$28,885,490
Net long-term capital gains	41,361,605	36,729,787	675,477,284	53,172,106
Total distributions paid	$87,185,560	$37,944,805	$884,293,310	$82,057,596

	Growth Leaders Fund		International Core Equity Fund
	Six Months Ended 4/30/2014 (unaudited)	Year Ended 10/31/2013	Six Months Ended 4/30/2014 (unaudited)	Year Ended 10/31/2013
Distributions paid from:
Ordinary income	$29,386,002	$86,296	$15,956,504	$17,152,810
Net long-term capital gains	389,799	—	—	—
Total distributions paid	$29,775,801	$86,296	$15,956,504	$17,152,810

Notes to Financial Statements (unaudited)(continued)

International Dividend Income Fund			International Opportunities Fund
	Six Months Ended 4/30/2014 (unaudited)	Year Ended 10/31/2013	Six Months Ended 4/30/2014 (unaudited)	Year Ended 10/31/2013
Distributions paid from:
Ordinary income	$47,454,050	$87,476,450	$6,003,315	$6,062,457
Total distributions paid	$47,454,050	$87,476,450	$6,003,315	$6,062,457

	Value Opportunities Fund
	Six Months Ended 4/30/2014 (unaudited)	Year Ended 10/31/2013
Distributions paid from:
Ordinary income	$57,058,078	$—
Net long-term capital gains	221,546,277	—
Total distributions paid	$278,604,355	$—

As of October 31, 2013, the capital loss carryforwards, along with the related expiration dates, were as follows:

	2016	2017	Indefinite	Total
Fundamental Equity Fund	$3,842,415	$—	$—	$3,842,415
International Core Equity Fund	55,621,868	232,452,344	—	288,074,212
International Dividend Income Fund	7,593,041	13,669,537	5,018,245	26,280,823
International Opportunities Fund	—	32,638,627	—	32,638,627

As of March 22, 2013 (the date Growth Leaders Fund acquired the net assets of Lord Abbett Stock Appreciation Fund (“Stock Appreciation Fund”)), the cumulative allowable capital loss carryforwards of Stock Appreciation Fund transferred into Growth Leaders Fund were $15,711,703.

In accordance with the Regulated Investment Company Modernization Act of 2010, each Fund will carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) indefinitely. Post-enactment losses will also retain their character as either short-term or long-term and be utilized before any pre-enactment losses.

As of April 30, 2014, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Alpha Strategy Fund	Fundamental Equity Fund	Growth Leaders Fund
Tax cost	$1,026,142,462	$5,039,791,951	$1,078,975,789
Gross unrealized gain	257,022,986	914,407,596	20,669,516
Gross unrealized loss	—	(81,786,080)	(15,068,345)
Net unrealized security gain	$257,022,986	$832,621,516	$5,601,171

	International Core Equity Fund	International Dividend Income Fund	International Opportunities Fund
Tax cost	$599,551,459	$2,184,179,924	$459,228,018
Gross unrealized gain	89,740,109	345,525,209	65,069,399
Gross unrealized loss	(10,286,309)	(43,038,787)	(14,182,998)
Net unrealized security gain	$79,453,800	$302,486,422	$50,886,401

Notes to Financial Statements (unaudited)(continued)

Value Opportunities Fund
Tax cost	$2,582,788,048
Gross unrealized gain	759,331,718
Gross unrealized loss	(31,849,370)
Net unrealized security gain	$ 727,482,348

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended April 30, 2014 were as follows:

	Purchases	Sales
Alpha Strategy Fund	$247,779,732	$23,858,843
Fundamental Equity Fund	3,208,829,596	3,375,778,512
Growth Leaders Fund	2,730,754,506	2,094,153,101
International Core Equity Fund	195,615,053	342,574,690
International Dividend Income Fund	770,531,710	675,456,167
International Opportunities Fund	254,765,781	170,099,545
Value Opportunities Fund	878,858,453	947,739,096

There were no purchases or sales of U.S. Government securities for the six months ended April 30, 2014.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

International Core Equity Fund, International Dividend Income Fund and International Opportunities Fund entered into forward foreign currency exchange contracts for the six months ended April 30, 2014 (as described in note 2(g)). A forward foreign currency exchange contract reduces each Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. Each Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and each Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. Each Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts.

Growth Leaders Fund entered into E-Mini S&P 500 Index futures contract during the six months ended April 30, 2014 (as described in note 2(h)) to manage cash. The Fund bears the risk that the underlying index will move unexpectedly, in which case the Fund may realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of April 30, 2014, Growth Leaders Fund, International Core Equity Fund, International Dividend Income Fund and International Opportunities Fund had the following derivatives, grouped into appropriate risk categories that illustrate how and why the Funds use derivative instruments:

Notes to Financial Statements (unaudited)(continued)

	International Core Equity Fund		International Dividend Income Fund
Asset Derivatives	Forward Foreign Currency Exchange Contracts	Fair Value	Forward Foreign Currency Exchange Contracts	Fair Value
Forward Foreign Currency Exchange Contracts(1)	$2,044,323	$2,044,323	$17,594,303	$17,594,303
Total	$2,044,323	$2,044,323	$17,594,303	$17,594,303

Liability Derivatives
Forward Foreign Currency Exchange Contracts(2)	$1,654,933	$1,654,933	$9,706,744	$9,706,744
Total	$1,654,933	$1,654,933	$9,706,744	$9,706,744

	International Opportunities Fund
	Forward Foreign Currency Exchange
Asset Derivatives	Contracts	Fair Value
Forward Foreign Currency Exchange Contracts(1)	$2,176,974	$2,176,974
Total	$2,176,974	$2,176,974

Liability Derivatives
Forward Foreign Currency Exchange Contracts(2)	$1,493,224	$1,493,224
Total	$1,493,224	$1,493,224

(1)	Statements of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(2)	Statements of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.

Transactions in derivative instruments for the period ended April 30, 2014, were as follows:

	Growth Leaders Fund				International Core Equity Fund
	Equity Index Contracts		Total		Forward Foreign Currency Exchange Contracts	Total
Net Realized Gain (Loss)(1)
Forward Foreign Currency Exchange Contracts	$—		$—		$(407,663)	$(407,663)
Futures Contracts	3,873		3,873		—	—
Net Change in Unrealized Appreciation/Depreciation(2)
Forward Foreign Currency Exchange Contracts	$—		$—		$674,930	$674,930
Futures Contracts	(2,625)		(2,625)		—	—
Average Number of Contracts/Notional Amounts*
Forward Foreign Currency Exchange Contracts(3)	—		—		$263,439,723	$263,439,723
Futures Contract(4)	—	(5)	—	(5)	—	—

Notes to Financial Statements (unaudited)(continued)

	International Dividend Income Fund		International Opportunities Fund
	Forward Foreign Currency Exchange Contracts	Total	Forward Foreign Currency Exchange Contracts	Total
Net Realized Gain (Loss)(1)
Forward Foreign Currency Exchange Contracts	$(29,594,365)	$(29,594,365)	$(2,102,297)	$(2,102,297)
Net Change in Unrealized Appreciation/Depreciation(2)
Forward Foreign Currency Exchange Contracts	$10,547,443	$10,547,443	$1,051,341	$1,051,341
Average Number of Contracts/Notional Amounts*
Forward Foreign Currency Exchange Contracts(3)	$1,589,716,891	$1,589,716,891	$178,386,472	$178,386,472

*	Calculated based on the number of contracts or notional amounts for the six months ended April 30, 2014.
(1)	Statements of Operations location: Net realized gain on investments (net of foreign capital gains tax), futures contracts and foreign currency related transactions.
(2)	Statements of Operations location: Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies.
(3)	Amount represents notional amounts in U.S. dollars.
(4)	Amount represents number of contracts.
(5)	Average contract is less than 1.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011–11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011–11”). These disclosure requirements are intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. In addition, FASB issued Accounting Standards Update No. 2013–01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013–01”), specifying which transactions are subject to disclosures about offsetting.

The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Funds and the applicable counterparty:

Notes to Financial Statements (unaudited)(continued)

		Alpha Strategy Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$923,288	$—	$923,288
Total	$923,288	$—	$923,288

		Amounts Not Offset in the
		Statements of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$923,288	$—	$(923,288)	$—	$—
Total	$923,288	$—	$(923,288)	$—	$—

		Growth Leaders Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Repurchase Agreement	$21,805,987	$—	$21,805,987
Total	$21,805,987	$—	$21,805,987

		Amounts Not Offset in the
		Statements of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$21,805,987	$—	$(21,805,987)	$—	$—
Total	$21,805,987	$—	$(21,805,987)	$—	$—

		International Core Equity Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$2,044,323	$—	$2,044,323
Repurchase Agreement	18,339,576	—	18,339,576
Total	$20,383,899	$—	$20,383,899

Notes to Financial Statements (unaudited)(continued)

		Amounts Not Offset in the
		Statements of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Bank of America	$8,154	$(8,154)	$—	$—	$—
Barclays Bank plc	263,123	(263,123)	—	—	—
Credit Suisse	66,451	—	—	(66,451)	—
Deutsche Bank	5,257	—	—	—	5,257
Fixed Income Clearing Corp.	18,339,576	—	—	(18,339,576)	—
Goldman Sachs	259,613	(259,613)	—	—	—
J.P.Morgan	243,750	(206,629)	—	—	37,121
Morgan Stanley	340,808	(127,887)	—	—	212,921
UBS AG	857,167	(70,674)	(500,000)	—	286,493
Total	$20,383,899	$(936,080)	$(500,000)	$(18,406,027)	$541,792

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency
Exchange Contracts	$1,654,933	$—	$1,654,933

		Amounts Not Offset in the
		Statements of Assets and Liabilities
Counterparty	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
Bank of America	$46,409	$(8,154)	$—	$—	$38,255
Barclays Bank plc	501,418	(263,123)	—	—	238,295
Goldman Sachs	701,916	(259,613)	(360,000)	—	82,303
J.P.Morgan	206,629	(206,629)	—	—	—
Morgan Stanley	127,887	(127,887)	—	—	—
UBS AG	70,674	(70,674)	—	—	—
Total	$1,654,933	$(936,080)	$(360,000)	$—	$358,853

		International Dividend Income Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$17,594,303	$—	$17,594,303
Repurchase Agreement	73,773,910	—	73,773,910
Total	$91,368,213	$—	$91,368,213

Notes to Financial Statements (unaudited)(continued)

		Amounts Not Offset in the
		Statements of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Bank of America	$456,710	$—	$(20,000)	$—	$436,710
Barclays Bank plc	894,839	(53,382)	(800,000)	—	41,457
Credit Suisse	231,629	—	—	(231,629)	—
Fixed Income Clearing Corp.	73,773,910	—	—	(73,773,910)	—
Goldman Sachs	1,821,602	(1,821,602)	—	—	—
J.P.Morgan	726,163	(726,163)	—	—	—
Morgan Stanley	3,058,664	(3,058,664)	—	—	—
UBS AG	10,404,696	(67,043)	(5,100,000)	(3,512,000)	1,725,653
Total	$91,368,213	$(5,726,854)	$(5,920,000)	$(77,517,539)	$2,203,820

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$9,706,744	$—	$9,706,744

		Amounts Not Offset in the
		Statements of Assets and Liabilities
Counterparty	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
Barclays Bank plc	$53,382	$(53,382)	$—	$—	$—
Goldman Sachs	3,102,563	(1,821,602)	(1,190,000)	—	90,961
J.P.Morgan	3,082,984	(726,163)	(1,770,000)	—	586,821
Morgan Stanley	3,400,772	(3,058,664)	(342,108)	—	—
UBS AG	67,043	(67,043)	—	—	—
Total	$9,706,744	$(5,726,854)	$(3,302,108)	$—	$677,782

		International Opportunities Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$2,176,974	$—	$2,176,974
Repurchase Agreement	13,084,880	—	13,084,880
Total	$15,261,854	$—	$15,261,854

Notes to Financial Statements (unaudited)(continued)

		Amounts Not Offset in the
		Statements of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Barclays Bank plc	$162,641	$(121,667)	$—	$—	$40,974
Citibank	14,289	—	—	—	14,289
Credit Suisse	7,281	—	—	(7,281)	—
Fixed Income Clearing Corp.	13,084,880	—	—	(13,084,880)	—
Goldman Sachs	45,783	(45,783)	—	—	—
J.P. Morgan	487,817	(487,817)	—	—	—
Morgan Stanley	443,589	(81,003)	—	—	362,586
UBS AG	1,015,574	(18,673)	—	(653,000)	343,901
Total	$15,261,854	$(754,943)	$—	$(13,745,161)	$761,750

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency
Exchange Contracts	$1,493,224	$—	$1,493,224

		Amounts Not Offset in the
		Statements of Assets and Liabilities
Counterparty	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
Barclays Bank plc	$121,667	$(121,667)	$—	$—	$—
Deutsche Bank AG	78,474	—	—	—	78,474
Goldman Sachs	407,819	(45,783)	(290,000)	—	72,036
J.P. Morgan	785,588	(487,817)	(260,000)	—	37,771
Morgan Stanley	81,003	(81,003)	—	—	—
UBS AG	18,673	(18,673)	—	—	—
Total	$1,493,224	$(754,943)	$(550,000)	$—	$188,281

		Value Opportunities Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$43,476,536	$—	$43,476,536
Total	$43,476,536	$—	$43,476,536

Notes to Financial Statements (unaudited)(continued)

		Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$43,476,536	$—	$(43,476,536)	$—	$—
Total	$43,476,536	$—	$(43,476,536)	$—	$—

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net Amount represents the amount owed to the Fund by each counterparty as of April 30, 2014.
(c)	Net Amount represents the amount owed by the Fund to each counterparty as of April 30, 2014.

8.	TRUSTEES’ REMUNERATION

The Trust’s officers and a Trustee, who are associated with Lord Abbett, do not receive any compensation from the Trust for serving in such capacities. Independent Trustees’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Trustees under which Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Trustees’ fees on the Statements of Operations and in Trustees’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Trust has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

10.	LINE OF CREDIT

During the six months ended April 30, 2014, the Funds (except for Alpha Strategy Fund) and certain other funds managed by Lord Abbett (the “participating funds”) participated in an unsecured revolving credit facility (“Facility”) with State Street Bank and Trust Company (“SSB”). The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Board considers annual renewal of the Facility under terms that depend on market conditions at the time of the renewal. The amounts available under the Facility are (i) the lesser of either $250,000,000 or 33.33% of total assets per participating fund and (ii) $350,000,000 in the aggregate for all participating funds. The annual fee to maintain the Facility during the period was .09% of the amount available under the Facility. Each participating fund pays its pro rata share based on the net assets of each participating fund. This amount is included in Other expenses on each Fund’s Statement of Operations. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement.

As of April 30, 2014, there were no loans outstanding pursuant to this Facility.

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Trust’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

Notes to Financial Statements (unaudited)(continued)

12.	TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. Alpha Strategy Fund had the following transactions with affiliated issuers (i.e. the Underlying Funds) during the six months ended April 30, 2014:

Affiliated Issuer	Balance of Shares Held at 10/31/2013	Gross Additions	Gross Sales	Balance of Shares Held at 4/30/2014	Fair Value at 4/30/2014	Net Realized Gain (Loss) 11/1/2013 to 4/30/2014		Dividend Income 11/1/2013 to 4/30/2014
Lord Abbett Developing Growth Fund, Inc. – Class I	7,332,152	2,246,166	(195,444)	9,382,874	$253,806,739	$41,384,379	(a)	$—
Lord Abbett Securities Trust – International Opportunities Fund – Class I	13,377,426	1,474,743	(96,763)	14,755,406	261,170,682	124,751		3,610,148
Lord Abbett Securities Trust – Micro-Cap Growth Fund – Class I	5,259,932	1,709,577	(419,410)	6,550,099	124,779,393	33,479,230	(b)	—
Lord Abbett Securities Trust – Micro-Cap Value Fund – Class I	3,146,482	604,007	—	3,750,489	126,616,518	13,219,756	(c)	—
Lord Abbett Research Fund, Inc. – Small-Cap Value Fund – Class I	5,298,451	2,001,076	(47,283)	7,252,244	255,424,028	50,423,069	(d)	370,709
Lord Abbett Securities Trust – Value Opportunities Fund – Class I	10,532,666	1,772,371	(319,542)	11,985,495	260,444,800	18,998,528	(e)	—
					$1,282,242,160	$157,629,713		$3,980,857

(a)	Includes $39,327,463 of distributed capital gains.
(b)	Includes $31,575,898 of distributed capital gains.
(c)	Amount represents distributed capital gains.
(d)	Includes $50,270,624 of distributed capital gains.
(e)	Includes $20,147,989 of distributed cap gains.

13.	INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with equity investing. The value of the Funds’ investments will fluctuate in response to movements in the equity securities markets in general and to the changing prospects of individual companies in which the Funds invest. If a Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Large company stocks, in which Fundamental Equity Fund and Growth Leaders Fund invest, may perform differently than the market as a whole and other types of stocks, such as small company stocks. Small and mid-sized company stocks, in which Fundamental Equity Fund, Growth Leaders Fund, and Value Opportunities Fund invest, may be less able to weather economic shifts or other adverse developments than those of larger, more established companies.

In general, Growth Leaders Fund employs a growth investing style and Fundamental Equity Fund, International Dividend Income Fund and Value Opportunities Fund employ a value investing style.

Notes to Financial Statements (unaudited)(continued)

Growth stocks generally are more volatile than value stocks. The price of value stocks may lag the market for long periods of time.

International Core Equity Fund is subject to the risks of investing in foreign securities, the securities of large foreign companies, and derivatives. Foreign securities may pose greater risks than domestic securities, including greater price fluctuations and higher transaction costs. Foreign investments also may be affected by changes in currency rates or currency controls.

International Dividend Income Fund is subject to the risks of investing in foreign securities, dividend yielding stocks, and derivatives. Foreign securities may pose greater risks than domestic securities, including price fluctuations and higher transaction costs. These risks are generally greater for securities issued by companies in emerging market companies. Dividend paying stocks may be sensitive to changes in market interest rates, and the prices of such stocks may decline as rates rise. International Dividend Income Fund may be subject to the volatility of stocks that have high dividends per share due to recent decreases in their share prices. International Dividend Income Fund may invest a significant portion of its assets in small and mid-sized companies that may be less able to weather economic shifts or other adverse developments than larger, more established companies.

International Opportunities Fund is subject to the risks of investing in foreign securities, the securities of small-cap companies, and derivatives. Foreign securities may pose greater risks than domestic securities, including greater price fluctuations and higher transaction costs. Foreign investments also may be affected by changes in currency rates or currency controls. Investing in small-cap companies generally involves greater risks than investing in the stocks of large-cap companies, including more volatility and less liquidity.

Alpha Strategy Fund’s investments are concentrated in the Underlying Funds and, as a result, the Fund’s performance is directly related to their performance and subject to their risks, including those associated with foreign investments, small-cap companies, and derivatives.

Due to their investments in multinational and foreign companies, Alpha Strategy Fund, Fundamental Equity Fund, Growth Leaders Fund, and Value Opportunities Fund may experience increased market, liquidity, currency, political, information and other risks.

Each Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with investing directly in securities and other investments.

These factors can affect each Fund’s performance.

Notes to Financial Statements (unaudited)(continued)

14.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

Alpha Strategy Fund		Six Months Ended April 30, 2014 (unaudited)		Year Ended October 31, 2013
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	2,951,683	$96,384,857	4,040,311	$116,424,981
Converted from Class B*	45,712	1,485,085	74,530	2,077,793
Reinvestment of distributions	1,229,371	38,749,784	658,992	16,033,279
Shares reacquired	(1,922,808)	(62,201,948)	(4,469,014)	(122,207,395)
Increase	2,303,958	$74,417,778	304,819	$12,328,658

Class B Shares
Shares sold	11,930	$357,319	19,812	$506,714
Reinvestment of distributions	49,823	1,451,855	38,950	881,431
Shares reacquired	(82,886)	(2,476,911)	(164,626)	(4,195,477)
Converted to Class A*	(49,504)	(1,485,085)	(80,333)	(2,077,793)
Decrease	(70,637)	$(2,152,822)	(186,197)	$(4,885,125)

Class C Shares
Shares sold	1,322,254	$39,280,087	1,606,383	$41,943,101
Reinvestment of distributions	601,205	17,368,813	345,504	7,763,478
Shares reacquired	(822,655)	(24,405,728)	(1,858,485)	(47,092,366)
Increase	1,100,804	$32,243,172	93,402	$2,614,213

Class F Shares
Shares sold	1,799,158	$58,463,850	1,992,990	$56,444,794
Reinvestment of distributions	338,904	10,695,815	178,670	4,352,396
Shares reacquired	(925,199)	(29,831,489)	(1,807,362)	(48,878,560)
Increase	1,212,863	$39,328,176	364,298	$11,918,630

Class I Shares
Shares sold	190,153	$6,212,224	644,435	$16,390,888
Reinvestment of distributions	49,542	1,577,912	39,680	974,536
Shares reacquired	(81,146)	(2,673,633)	(68,332)	(1,897,817)
Increase	158,549	$5,116,503	615,783	$15,467,607

Class R2 Shares
Shares sold	24,026	$765,135	49,663	$1,417,650
Reinvestment of distributions	2,178	67,573	1,228	29,461
Shares reacquired	(11,875)	(377,027)	(88,000)	(2,402,170)
Increase (decrease)	14,329	$455,681	(37,109)	$(955,059)

Class R3 Shares
Shares sold	166,422	$5,340,725	410,985	$11,148,022
Reinvestment of distributions	80,832	2,515,436	52,435	1,261,081
Shares reacquired	(156,997)	(5,038,211)	(604,578)	(16,262,275)
Increase (decrease)	90,257	$2,817,950	(141,158)	$(3,853,172)

Notes to Financial Statements (unaudited)(continued)

Fundamental Equity Fund		Six Months Ended April 30, 2014 (unaudited)		Year Ended October 31, 2013
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	16,577,751	$252,963,226	30,638,968	$467,006,504
Converted from Class B*	373,273	5,634,787	1,528,276	22,367,689
Reinvestment of distributions	29,302,013	431,618,629	3,274,788	41,622,543
Shares reacquired	(22,854,846)	(348,677,091)	(41,933,843)	(618,360,382)
Increase (decrease)	23,398,191	$341,539,551	(6,491,811)	$(87,363,646)

Class B Shares
Shares sold	77,999	$1,098,060	183,627	$2,627,100
Reinvestment of distributions	667,694	9,227,536	71,129	859,944
Shares reacquired	(529,534)	(7,552,192)	(913,655)	(12,580,122)
Converted to Class A*	(398,393)	(5,634,787)	(1,610,928)	(22,367,689)
Decrease	(182,234)	$(2,861,383)	(2,269,827)	$(31,460,767)

Class C Shares
Shares sold	7,170,085	$101,048,488	9,749,771	$141,629,965
Reinvestment of distributions	9,154,477	125,782,529	650,030	7,819,879
Shares reacquired	(5,994,869)	(85,374,950)	(11,604,731)	(159,338,405)
Increase (decrease)	10,329,693	$141,456,067	(1,204,930)	$(9,888,561)

Class F Shares
Shares sold	8,449,056	$127,738,760	12,908,404	$195,236,155
Reinvestment of distributions	5,875,803	85,962,996	771,334	9,749,668
Shares reacquired	(7,275,010)	(110,092,630)	(16,904,024)	(247,895,162)
Increase (decrease)	7,049,849	$103,609,126	(3,224,286)	$(42,909,339)

Class I Shares
Shares sold	4,828,469	$73,632,058	7,705,300	$114,774,327
Reinvestment of distributions	4,766,441	70,448,002	568,497	7,248,343
Shares reacquired	(4,588,139)	(70,553,077)	(6,892,581)	(99,800,482)
Increase	5,006,771	$73,526,983	1,381,216	$22,222,188

Class P Shares
Shares sold	121,111	$1,829,656	294,041	$4,363,701
Reinvestment of distributions	277,657	4,039,907	36,924	464,505
Shares reacquired	(306,766)	(4,610,895)	(904,792)	(13,169,602)
Increase (decrease)	92,002	$1,258,668	(573,827)	$(8,341,396)

Class R2 Shares
Shares sold	241,229	$3,573,977	404,148	$5,966,907
Reinvestment of distributions	153,059	2,219,348	16,786	210,491
Shares reacquired	(290,505)	(4,385,542)	(640,733)	(9,285,586)
Increase (decrease)	103,783	$1,407,783	(219,799)	$(3,108,188)

Class R3 Shares
Shares sold	2,012,279	$30,601,822	3,801,711	$56,599,242
Reinvestment of distributions	3,398,403	49,514,736	369,357	4,653,905
Shares reacquired	(2,869,232)	(43,205,102)	(5,665,744)	(82,608,747)
Increase (decrease)	2,541,450	$36,911,456	(1,494,676)	$(21,355,600)

Notes to Financial Statements (unaudited)(continued)

Growth Leaders Fund		Six Months Ended April 30, 2014 (unaudited)		Year Ended October 31, 2013
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	12,530,278	$270,166,407	4,844,632	$96,666,891
Converted from Class B*	26,949	575,670	42,169	798,084
Reinvestment of distributions	604,140	12,421,113	2,867	43,300
Shares reacquired	(2,266,629)	(48,448,772)	(1,236,681)	(23,369,217)
Shares issued in reorganization (See Note 15)	—	—	4,278,452	72,904,811
Increase	10,894,738	$234,714,418	7,931,439	$147,043,869

Class B Shares
Shares sold	15,469	$329,861	12,554	$241,966
Reinvestment of distributions	24,364	498,010	—	—
Shares reacquired	(52,223)	(1,103,253)	(54,648)	(1,031,590)
Converted to Class A*	(27,153)	(575,670)	(42,288)	(798,084)
Shares issued in reorganization (See Note 15)	—	—	461,335	7,851,924
Increase (decrease)	(39,543)	$(851,052)	376,953	$6,264,216

Class C Shares
Shares sold	5,684,897	$120,822,240	1,775,845	$35,706,887
Reinvestment of distributions	198,139	4,010,321	261	3,916
Shares reacquired	(499,442)	(10,536,272)	(293,894)	(5,534,008)
Shares issued in reorganization (See Note 15)	—	—	1,536,103	25,898,702
Increase	5,383,594	$114,296,289	3,018,315	$56,075,497

Class F Shares
Shares sold	16,299,774	$352,737,619	4,855,033	$100,539,077
Reinvestment of distributions	299,992	6,182,826	1,270	19,109
Shares reacquired	(2,402,679)	(51,239,665)	(278,285)	(5,533,795)
Shares issued in reorganization (See Note 15)	—	—	245,384	4,183,797
Increase	14,197,087	$307,680,780	4,823,402	$99,208,188

Class I Shares
Shares sold	977,687	$21,125,459	990,444	$18,179,829
Reinvestment of distributions	122,571	2,529,871	6	84
Shares reacquired	(252,206)	(5,306,843)	(274,695)	(5,025,036)
Shares issued in reorganization (See Note 15)	—	—	1,446,353	24,674,785
Increase	848,052	$18,348,487	2,162,108	$37,829,662

Class R2 Shares
Shares sold	10,829	$243,065	753	$15,499
Reinvestment of distributions	131	2,720	1	21
Shares reacquired	(193)	(6,680)	— (a)	(7)
Shares issued in reorganization (See Note 15)	—	—	618	10,574
Increase	10,767	$239,105	1,372	$26,087

Class R3 Shares
Shares sold	66,925	$1,440,928	99,039	$1,864,304
Reinvestment of distributions	26,213	539,201	2	24
Shares reacquired	(40,154)	(861,499)	(55,008)	(1,068,148)
Shares issued in reorganization (See Note 15)	—	—	341,718	5,829,710
Increase	52,984	$1,118,630	385,751	$6,625,890

Notes to Financial Statements (unaudited)(continued)

International Core Equity Fund		Six Months Ended April 30, 2014 (unaudited)		Year Ended October 31, 2013
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	2,541,500	$35,185,359	4,179,089	$52,372,669
Converted from Class B*	38,664	534,518	246,857	3,102,750
Reinvestment of distributions	538,647	7,368,666	714,190	8,348,885
Shares reacquired	(5,474,972)	(76,178,857)	(7,367,960)	(91,339,225)
Decrease	(2,356,161)	$(33,090,314)	(2,227,824)	$(27,514,921)

Class B Shares
Shares sold	32,662	$447,477	57,509	$702,974
Reinvestment of distributions	13,338	181,000	25,471	294,950
Shares reacquired	(239,344)	(3,275,964)	(367,526)	(4,457,485)
Converted to Class A*	(39,058)	(534,518)	(249,937)	(3,102,750)
Decrease	(232,402)	$(3,182,005)	(534,483)	$(6,562,311)

Class C Shares
Shares sold	252,240	$3,459,273	489,053	$6,064,348
Reinvestment of distributions	47,776	647,851	67,697	783,931
Shares reacquired	(398,997)	(5,472,078)	(1,155,029)	(14,073,153)
Decrease	(98,981)	$(1,364,954)	(598,279)	$(7,224,874)

Class F Shares
Shares sold	914,141	$12,557,799	7,281,023	$90,030,649
Reinvestment of distributions	214,859	2,917,791	336,329	3,901,418
Shares reacquired	(5,418,886)	(74,253,883)	(10,695,675)	(130,483,767)
Decrease	(4,289,886)	$(58,778,293)	(3,078,323)	$(36,551,700)

Class I Shares
Shares sold	1,157,643	$16,132,105	2,826,968	$35,159,843
Reinvestment of distributions	222,343	3,057,215	214,728	2,520,909
Shares reacquired	(4,525,611)	(63,518,909)	(1,278,761)	(16,071,898)
Increase (decrease)	(3,145,625)	$(44,329,589)	1,762,935	$21,608,854

Class P Shares
Shares sold	1,171	$16,230	2,566	$32,242
Reinvestment of distributions	359	4,907	430	5,020
Shares reacquired	(928)	(12,871)	(7,851)	(93,703)
Increase (decrease)	602	$8,266	(4,855)	$(56,441)

Class R2 Shares
Shares sold	20,140	$277,345	22,661	$270,915
Reinvestment of distributions	436	5,947	465	5,432
Shares reacquired	(9,834)	(135,971)	(10,612)	(136,497)
Increase	10,742	$147,321	12,514	$139,850

Class R3 Shares
Shares sold	186,892	$2,554,425	401,292	$4,915,880
Reinvestment of distributions	25,808	348,410	33,749	389,122
Shares reacquired	(139,335)	(1,905,677)	(533,054)	(6,543,726)
Increase (decrease)	73,365	$997,158	(98,013)	$(1,238,724)

Notes to Financial Statements (unaudited)(continued)

International Dividend Income Fund		Six Months Ended April 30, 2014 (unaudited)		Year Ended October 31, 2013
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	20,960,392	$188,103,114	52,076,409	$441,764,050
Reinvestment of distributions	2,007,595	18,064,647	3,822,035	31,521,022
Shares reacquired	(24,697,626)	(216,316,627)	(30,427,162)	(256,750,764)
Increase (decrease)	(1,729,639)	$(10,148,866)	25,471,282	$216,534,308

Class C Shares
Shares sold	4,120,691	$36,695,327	7,948,307	$67,126,720
Reinvestment of distributions	251,209	2,242,169	405,754	3,319,844
Shares reacquired	(1,436,169)	(12,784,661)	(2,077,399)	(17,460,886)
Increase	2,935,731	$26,152,835	6,276,662	$52,985,678

Class F Shares
Shares sold	7,146,300	$64,322,569	16,695,327	$141,923,067
Reinvestment of distributions	407,406	3,676,197	685,047	5,662,980
Shares reacquired	(5,022,978)	(45,176,094)	(8,748,119)	(74,440,618)
Increase	2,530,728	$22,822,672	8,632,255	$73,145,429

Class I Shares
Shares sold	22,486,276	$203,762,260	32,937,926	$279,682,684
Reinvestment of distributions	2,112,091	19,100,715	4,330,862	35,818,881
Shares reacquired	(13,607,740)	(122,855,528)	(41,341,816)	(350,548,156)
Increase (decrease)	10,990,627	$100,007,447	(4,073,028)	$(35,046,591)

Class R2 Shares
Shares sold	36,648	$332,391	66,483	$573,402
Reinvestment of distributions	638	5,861	876	7,347
Shares reacquired	(10,298)	(93,916)	(33,041)	(287,458)
Increase	26,988	$244,336	34,318	$293,291

Class R3 Shares
Shares sold	534,145	$4,879,467	790,711	$6,747,660
Reinvestment of distributions	13,818	125,564	166,296	1,382,562
Shares reacquired	(28,951)	(263,242)	(4,595,309)	(40,288,054)
Increase (decrease)	519,012	$4,741,789	(3,638,302)	$(32,157,832)

Notes to Financial Statements (unaudited)(continued)

International Opportunities Fund		Six Months Ended April 30, 2014 (unaudited)		Year Ended October 31, 2013
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	3,677,234	$63,727,093	1,273,195	$19,034,461
Converted from Class B*	34,509	587,749	62,356	905,413
Reinvestment of distributions	77,406	1,285,705	105,974	1,398,849
Shares reacquired	(651,839)	(11,177,704)	(1,309,087)	(18,819,369)
Increase	3,137,310	$54,422,843	132,438	$2,519,354

Class B Shares
Shares sold	10,195	$166,477	32,938	$465,800
Reinvestment of distributions	2,330	36,914	6,350	79,951
Shares reacquired	(66,279)	(1,077,798)	(124,324)	(1,698,857)
Converted to Class A*	(36,249)	(587,749)	(65,588)	(905,413)
Decrease	(90,003)	$(1,462,156)	(150,624)	$(2,058,519)

Class C Shares
Shares sold	363,152	$5,877,955	270,618	$3,758,241
Reinvestment of distributions	9,264	145,353	14,686	183,426
Shares reacquired	(114,859)	(1,853,191)	(264,730)	(3,613,092)
Increase	257,557	$4,170,117	20,574	$328,575

Class F Shares
Shares sold	1,899,671	$32,387,566	1,126,942	$17,133,530
Reinvestment of distributions	12,449	205,039	1,397	18,284
Shares reacquired	(668,215)	(11,025,607)	(121,861)	(1,833,797)
Increase	1,243,905	$21,566,998	1,006,478	$15,318,017

Class I Shares
Shares sold	1,445,280	$25,250,780	2,085,716	$32,066,767
Reinvestment of distributions	232,179	3,942,397	303,804	4,098,308
Shares reacquired	(275,459)	(4,751,873)	(1,829,850)	(25,981,438)
Increase	1,402,000	$24,441,304	559,670	$10,183,637

Class P Shares
Shares sold	2,716	$47,415	8,534	$125,182
Reinvestment of distributions	648	10,936	1,281	17,170
Shares reacquired	(14,674)	(253,108)	(15,187)	(248,551)
Decrease	(11,310)	$(194,757)	(5,372)	$(106,199)

Class R2 Shares
Shares sold	821	$13,990	5,711	$89,717
Reinvestment of distributions	77	1,271	108	1,418
Shares reacquired	(736)	(12,062)	(728)	(10,649)
Increase	162	$3,199	5,091	$80,486

Class R3 Shares
Shares sold	60,162	$1,018,994	217,652	$3,104,384
Reinvestment of distributions	3,862	63,265	9,010	117,316
Shares reacquired	(56,265)	(937,966)	(335,072)	(4,838,878)
Increase (decrease)	7,759	$144,293	(108,410)	$(1,617,178)

Notes to Financial Statements (unaudited)(continued)

Value Opportunities Fund		Six Months Ended April 30, 2014 (unaudited)		Year Ended October 31, 2013
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	5,945,288	$123,774,256	12,913,117	$245,766,295
Converted from Class B*	158,970	3,253,590	165,594	3,323,304
Reinvestment of distributions	5,859,617	116,957,939	—	—
Shares reacquired	(7,763,340)	(161,318,539)	(16,275,089)	(300,484,796)
Shares issued in reorganization (See Note 15)	—	—	12,737,871	259,215,666
Increase	4,200,535	$82,667,246	9,541,493	$207,820,469

Class B Shares
Shares sold	25,719	$497,268	45,606	$849,898
Reinvestment of distributions	109,518	2,070,988	—	—
Shares reacquired	(111,571)	(2,206,714)	(141,381)	(2,541,335)
Converted to Class A*	(167,992)	(3,253,590)	(173,567)	(3,323,304)
Shares issued in reorganization (See Note 15)	—	—	620,096	12,042,273
Increase (decrease)	(144,326)	$(2,892,048)	350,754	$7,027,532

Class C Shares
Shares sold	1,598,212	$31,340,258	2,819,467	$51,819,470
Reinvestment of distributions	1,652,049	31,240,252	—	—
Shares reacquired	(1,880,809)	(36,988,800)	(3,457,119)	(60,656,560)
Shares issued in reorganization (See Note 15)	—	—	4,035,501	78,369,425
Increase	1,369,452	$25,591,710	3,397,849	$69,532,335

Class F Shares
Shares sold	3,772,606	$78,909,574	7,203,022	$138,105,702
Reinvestment of distributions	1,702,313	34,284,577	—	—
Shares reacquired	(3,554,273)	(74,106,034)	(9,566,623)	(171,347,690)
Shares issued in reorganization (See Note 15)	—	—	498,988	10,229,257
Increase (decrease)	1,920,646	$39,088,117	(1,864,613)	$(23,012,731)

Class I Shares
Shares sold	3,223,092	$68,045,166	5,206,790	$99,941,441
Reinvestment of distributions	2,762,162	56,292,862	—	—
Shares reacquired	(3,818,356)	(81,230,035)	(6,545,798)	(126,234,212)
Shares issued in reorganization (See Note 15)	—	—	6,902,380	143,017,314
Increase	2,166,898	$43,107,993	5,563,372	$116,724,543

Class P Shares
Shares sold	224,655	$4,641,560	344,615	$6,944,887
Reinvestment of distributions	241,852	4,795,921	—	—
Shares reacquired	(450,521)	(9,314,107)	(270,850)	(5,474,060)
Shares issued in reorganization (See Note 15)	—	—	2,405,239	48,682,044
Increase	15,986	$123,374	2,479,004	$50,152,871

Notes to Financial Statements (unaudited)(continued)

Value Opportunities Fund		Six Months Ended April 30, 2014 (unaudited)		Year Ended October 31, 2013
Class R2 Shares	Shares	Amount	Shares	Amount
Shares sold	114,939	$2,323,701	263,951	$4,882,338
Reinvestment of distributions	32,238	633,161	—	—
Shares reacquired	(166,626)	(3,424,076)	(334,001)	(6,180,470)
Shares issued in reorganization (See Note 15)	—	—	28,699	575,983
Decrease	(19,449)	$(467,214)	(41,351)	$(722,149)

Class R3 Shares
Shares sold	756,202	$15,625,046	1,931,490	$35,939,093
Reinvestment of distributions	600,137	11,828,710	—	—
Shares reacquired	(931,804)	(19,022,952)	(2,210,758)	(41,484,328)
Shares issued in reorganization (See Note 15)	—	—	977,805	19,683,218
Increase	424,535	$8,430,804	698,537	$14,137,983
*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.
(a)	Amount is less than 1 share.

15.	REORGANIZATIONS

(a)	Value Opportunities Fund–As of the close of business on July 19, 2013, Value Opportunities Fund acquired the net assets of Lord Abbett Equity Trust—Lord Abbett Small Cap Blend Fund (“Small Cap Blend Fund”) pursuant to a plan of reorganization approved by Small Cap Blend Fund’s shareholders on July 12, 2013. The reorganization permitted Small Cap Blend Fund shareholders to pursue similar investment objectives and strategies, but as part of a larger fund with a lower expense ratio. The acquisition was accomplished by a tax-free exchange whereas holders of 36,215,715 shares of Small Cap Blend Fund outstanding on July 19, 2013 received 28,206,579 shares (valued at $571,815,180) of Value Opportunities Fund. Small Cap Blend Fund’s net assets at the date of the acquisition, including $23,692,658 of unrealized appreciation, $153,691 of distributions in excess of net investment income, and $225,271 of accumulated net realized losses, were combined with those of Value Opportunities Fund. The cost basis of securities received from Small Cap Blend Fund was carried forward.

The total net assets of Value Opportunities Fund immediately before the transfer were $2,418,694,008. Total net assets of Small Cap Blend Fund immediately before the transfer were $571,815,180. Total net assets of Value Opportunities Fund immediately after the transfer were $2,990,509,188.

Notes to Financial Statements (unaudited)(continued)

The following table illustrates share conversion ratios of the reorganization on July 19, 2013:

Class	Conversion Ratio
A	0.780590
B	0.737817
C	0.737013
F	0.787551
I	0.804508
P	0.780904
R2	0.779278
R3	0.781351

Had the acquisition been completed on November 1, 2012, the beginning of the reporting period of Value Opportunities Fund, the Fund’s condensed pro forma results of operations for the fiscal year ended October 31, 2013 would be as follows:

Net investment income	$578,086
Net realized and unrealized gain	826,608,037
Net increase in net assets resulting from operations	827,186,123

The combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed. Revenue and earnings of Small Cap Blend Fund’s portfolio holdings have been included in Value Opportunities Fund’s Statement of Operations since the date of acquisition.

(b)	Growth Leaders Fund–As of the close of business on March 22, 2013, Growth Leaders Fund acquired the net assets of Stock Appreciation Fund pursuant to a plan of reorganization approved by Stock Appreciation Fund’s shareholders on March 15, 2013. The reorganization permitted Stock Appreciation Fund shareholders to pursue substantially similar investment objectives and strategies, but as part of a larger fund with greater investment flexibility and a lower total expense ratio. The acquisition was accomplished by a tax-free exchange whereas holders of 21,349,426 shares of Stock Appreciation Fund outstanding on March 22, 2013 received 8,309,963 shares (valued at $141,354,303) of Growth Leaders Fund. Stock Appreciation Fund’s net assets at the date of the acquisition, including $10,076,074 of unrealized appreciation, $25,276 of distributions in excess of net investment income, and $16,819,492 of accumulated net realized losses, were combined with those of Growth Leaders Fund. The cost basis of securities received from Stock Appreciation Fund was carried forward.

The total net assets of Growth Leaders Fund immediately before the transfer were $31,440,888. Total net assets of Stock Appreciation Fund immediately before the transfer were $141,354,303. Total net assets of Growth Leaders Fund immediately after the transfer were $172,795,191.

Notes to Financial Statements (unaudited)(concluded)

The following table illustrates share conversion ratios of the reorganization on March 22, 2013:

Class	Conversion Ratio
A	0.395053
B	0.363226
C	0.366714
F	0.400346
I	0.404730
R2	0.400841
R3	0.391788

Had the acquisition been completed on November 1, 2012, the beginning of the reporting period of Growth Leaders Fund, the Fund’s condensed pro forma results of operations for the fiscal year ended October 31, 2013 would be as follows:

Net investment income	$(196,058)
Net realized and unrealized gain	82,949,757
Net increase in net assets resulting from operations	82,753,699

The combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed. Revenue and earnings of Stock Appreciation Fund’s portfolio holdings have been included in Growth Leaders Fund’s Statement of Operations since the date of acquisition.

Investments in Underlying Funds (unaudited)

Alpha Strategy Fund invests in Underlying Funds managed by Lord Abbett. As of April 30, 2014, Alpha Strategy Fund’s long-term investments were allocated among the Underlying Funds as follows:

Underlying Fund Name	% of Investments
Lord Abbett Developing Growth Fund, Inc. – Class I	19.79%
Lord Abbett Securities Trust – International Opportunities Fund – Class I	20.37%
Lord Abbett Securities Trust – Micro-Cap Growth Fund – Class I	9.73%
Lord Abbett Securities Trust – Micro-Cap Value Fund – Class I	9.88%
Lord Abbett Research Fund, Inc. – Small-Cap Value Fund – Class I	19.92%
Lord Abbett Securities Trust – Value Opportunities Fund – Class I	20.31%

The Ten Largest Holdings and the Holdings by Sector, as of April 30, 2014, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Underlying Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www. lordabbett. com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Developing Growth Fund, Inc.

Ten Largest Holdings	% of Investments
U. S. Silica Holdings, Inc.	1.57%
Team Health Holdings, Inc.	1.55%
CARBO Ceramics, Inc.	1.52%
GasLog Ltd. (Monaco)	1.50%
SunEdison, Inc.	1.50%
Air Lease Corp.	1.50%
Myriad Genetics, Inc.	1.48%
DeVry Education Group, Inc.	1.45%
InvenSense, Inc.	1.45%
Trex Co., Inc.	1.39%

Holdings by Sector*	% of Investments
Consumer Discretionary	19.67%
Consumer Staples	4.92%
Energy	8.62%
Financials	5.28%
Health Care	19.30%
Industrials	13.15%
Information Technology	19.72%
Materials	7.21%
Repurchase Agreement	2.13%
Total	100.00%
*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – International Opportunities Fund

Ten Largest Holdings	% of Investments
Air New Zealand Ltd.	1.87%
Michael Page International plc .	1.64%
USG People NV	1.59%
Arrow Global Group plc	1.58%
Jungheinrich AG	1.55%
Sun Hung Kai & Co., Ltd.	1.52%
ams AG	1.38%
Altran Technologies SA	1.35%
UDG Healthcare plc	1.35%
Century Tokyo Leasing Corp.	1.33%

Holdings by Sector*	% of Investments
Consumer Discretionary	19.11%
Consumer Staples	5.63%
Energy	5.36%
Financials	20.22%
Health Care	4.82%
Industrials	21.00%
Information Technology	13.33%
Materials	3.88%
Telecommunication Services	0.56%
Utilities	3.52%
Repurchase Agreement	2.57%
Total	100.00%
*	A sector may comprise several industries.

Lord Abbett Securities Trust – Micro-Cap Growth Fund

Ten Largest Holdings	% of Investments
HFF, Inc. Class A	1.76%
Kforce, Inc.	1.67%
US Ecology, Inc.	1.67%
Flotek Industries, Inc.	1.60%
Rentrak Corp.	1.59%
Trulia, Inc.	1.57%
Capstone Turbine Corp.	1.51%
Builders FirstSource, Inc.	1.49%
PowerSecure International, Inc.	1.47%
LogMeIn, Inc	1.47%

Holdings by Sector*	% of Investments
Consumer Discretionary	16.18%
Consumer Staples	5.45%
Energy	3.53%
Financials	8.19%
Health Care	24.43%
Industrials	17.37%
Information Technology	19.47%
Materials	2.63%
Repurchase Agreement	2.75%
Total	100.00%
*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – Micro-Cap Value Fund

Ten Largest Holdings	% of Investments
Gentherm, Inc.	2.99%
Patrick Industries, Inc.	2.48%
Aceto Corp.	2.39%
Chesapeake Utilities Corp.	2.38%
H&E Equipment Services, Inc.	2.34%
First Financial Holdings, Inc.	2.19%
Electronics for Imaging, Inc.	2.17%
Pacific Premier Bancorp, Inc.	2.13%
Genesco, Inc.	2.05%
Renasant Corp.	1.96%

Holdings by Sector*	% of Investments
Consumer Discretionary	16.07%
Consumer Staples	2.60%
Energy	5.47%
Financials	30.55%
Health Care	3.00%
Industrials	21.54%
Information Technology	6.65%
Materials	4.74%
Utilities	4.14%
Repurchase Agreement	5.24%
Total	100.00%
*	A sector may comprise several industries.

Lord Abbett Research Fund, Inc. – Small Cap Value Fund

Ten Largest Holdings	% of Investments
Barnes Group, Inc	1.96%
PacWest Bancorp	1.81%
First Financial Holdings, Inc.	1.75%
Oshkosh Corp.	1.74%
Western Alliance Bancorp	1.74%
Pebblebrook Hotel Trust	1.71%
Darling International, Inc.	1.58%
Stifel Financial Corp	1.57%
LaSalle Hotel Properties	1.55%
Coherent, Inc.	1.52%

Holdings by Sector*	% of Investments
Consumer Discretionary	8.79%
Consumer Staples	4.36%
Energy	6.87%
Financials	31.37%
Health Care	6.80%
Industrials	15.39%
Information Technology	12.20%
Materials	8.35%
Utilities	5.00%
Repurchase Agreement	0.87%
Total	100.00%
*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(concluded)

Lord Abbett Securities Trust – Value Opportunities Fund

Ten Largest Holdings	% of Investments
Marvell Technology Group Ltd.	2.00%
Helmerich & Payne, Inc.	1.84%
Ryder System, Inc.	1.73%
HCC Insurance Holdings, Inc.	1.64%
American Airlines Group, Inc.	1.60%
Superior Energy Services, Inc.	1.58%
American Water Works Co., Inc.	1.58%
Akamai Technologies, Inc.	1.54%
Jarden Corp.	1.52%
Comerica, Inc.	1.46%

Holdings by Sector*	% of Investments
Consumer Discretionary	11.31%
Consumer Staples	3.38%
Energy	11.37%
Financials	25.96%
Health Care	7.75%
Industrials	13.18%
Information Technology	11.80%
Materials	6.76%
Utilities	7.18%
Repurchase Agreement	1.31%
Total	100.00%
*	A sector may comprise several industries.

Approval of Advisory Contract

The Board of Trustees of the Trust, including all of the Trustees who are not interested persons of the Trust or of Lord Abbett, annually considers whether to approve the continuation of the existing management agreement between each Fund and Lord Abbett. In connection with its most recent approval, the Board reviewed materials relating specifically to the management agreement, as well as numerous materials received throughout the course of the year, including information about each Fund’s investment performance compared to the performance of its benchmark. Before making its decision as to each Fund, the Board had the opportunity to ask questions and request further information, taking into account its familiarity with Lord Abbett gained through its meetings and discussions. These meetings and discussions included the examination of the portfolio management teams conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management.

The materials received by the Board as to each Fund included, but were not limited to: (1) information provided by Morningstar Associates, LLC (“Morningstar”) regarding the investment performance of the Fund compared to the investment performance of a group of funds in the same Morningstar investment category (the “performance peer group”) and the investment performance of one or more appropriate benchmarks; (2) information provided by Morningstar regarding the expense ratios, contractual and effective management fee rates, and other expense components for the Fund and one or more groups of funds in the same Morningstar category, with the same share classes and operational characteristics, including asset size (the “expense peer group”); (3) for Fundamental Equity Fund, Growth Leaders Fund, and International Dividend Income Fund, certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the projected expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability of the management agreement to Lord Abbett; (8) information provided by Lord Abbett regarding the investment management fees Lord Abbett receives from its other advisory clients maintaining accounts with a similar investment strategy as the Fund; (9) information regarding the distribution arrangements of the Fund; and (10) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of the performance peer group, in each case as of various periods ended August 31, 2013. As to each of Alpha Strategy Fund and Fundamental Equity Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-year, five-year, and ten-year periods and below the median for the three-year period. As to Growth Leaders Fund, the Board observed that the Fund’s investment performance was above the median

Approval of Advisory Contract (continued)

of the performance peer group for the one-year period. As to International Core Equity Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-year period and below the median for the three-year and five-year periods. As to International Dividend Income Fund, the Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-year and three-year periods and above the median for the five-year period. As to International Opportunities Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-year and five-year periods and below the median for the three-year and ten-year periods. As to Value Opportunities Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-year and five-year periods and below the median for the three-year period.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and the Distributor and the nature and extent of Lord Abbett’s supervision of third party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense levels of each Fund and the expense levels of one or more corresponding expense peer groups. It also considered the projected expense levels of each Fund and how those levels would relate to those of the expense peer group and the amount and nature of the fees paid by shareholders. As to each of Alpha Strategy Fund and Value Opportunities Fund, the Board observed that the overall expense level was above the median of the expense peer group. As to Fundamental Equity Fund, the Board observed that the overall expense level was slightly above the median of the expense peer group. As to each of Growth Leaders Fund, International Core Equity Fund, and International Dividend Income Fund, the Board observed that the overall expense level was well below the median of the expense peer group. As to International Opportunities Fund, the Board observed that the overall expense level was slightly below the median of the expense peer group.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s profits in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered any profits realized by Lord Abbett in connection with the operation of each Fund, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund, and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other business segments of Lord Abbett, which may benefit from or be related to the Fund’s business. The Board considered Lord Abbett’s profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board concluded that Lord Abbett’s profitability as to each Fund was not excessive.

Approval of Advisory Contract (concluded)

Economies of Scale. As to each Fund, the Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that each existing management fee schedule, with its breakpoint or breakpoints in the level of the management fee, adequately addressed any economies of scale in managing the applicable Fund.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the character and amount of fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b- 1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectuses of the Funds, has entered into revenue sharing arrangements with certain entities that distribute shares of the Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of Fund brokerage transactions.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreements was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation of the management agreements. In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered.

Householding

The Trust has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

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Lord Abbett Securities Trust

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett Mutual Fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Alpha Strategy Fund
Lord Abbett Fundamental Equity Fund
Lord Abbett Growth Leaders Fund
Lord Abbett International Core Equity Fund
Lord Abbett International Dividend Income Fund
Lord Abbett International Opportunities Fund
Lord Abbett Value Opportunities Fund

LST-3-0414 (06/14)

2 0 1 4

L O R D   A B B E T T

S E M I A N N U A L

R E P O R T

Lord Abbett

Micro Cap Growth Fund

Micro Cap Value Fund

For the six-month period ended April 30, 2014

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

Schedules of Investments:

5	Micro Cap Growth

8	Micro Cap Value

11	Statements of Assets and Liabilities

12	Statements of Operations

13	Statements of Changes in Net Assets

15	Financial Highlights

19	Notes to Financial Statements

26	Supplemental Information to Shareholders

Lord Abbett Securities Trust

Lord Abbett Micro Cap Growth Fund and

Lord Abbett Micro Cap Value Fund Semiannual Report

For the six-month period ended April 30, 2014

Daria L. Foster, Trustee, President and Chief Executive Officer of the Lord Abbett Funds, and E. Thayer Bigelow, Independent Chairman of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for the Funds for the six-month period ended April 30, 2014. For additional information about the Funds, please visit our Website at www.lordabbett.com, where you also can access the quarterly commentaries by the Funds’ portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Trustee, President and Chief Executive Officer

1

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 through April 30, 2014).

Actual Expenses

For each class of each Fund, the first line of the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 11/1/13 – 4/30/14” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Micro Cap Growth Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/13	4/30/14	11/1/13 - 4/30/14
Class A
Actual	$1,000.00	$1,070.60	$9.09
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.02	$8.85
Class I
Actual	$1,000.00	$1,070.90	$9.09
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.02	$8.85

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.77% for Classes A and I) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2014

Sector*	%**
Consumer Discretionary	16.18%
Consumer Staples	5.45%
Energy	3.53%
Financials	8.19%
Health Care	24.43%
Industrials	17.37%
Information Technology	19.47%
Materials	2.63%
Repurchase Agreement	2.75%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Micro Cap Value Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/13	4/30/14	11/1/13 - 4/30/14
Class A
Actual	$1,000.00	$1,062.50	$8.95
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.12	$8.75
Class I
Actual	$1,000.00	$1,062.40	$8.95
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.12	$8.75

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.75% for Classes A and I) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2014

Sector*	%**
Consumer Discretionary	16.07%
Consumer Staples	2.60%
Energy	5.47%
Financials	30.55%
Health Care	3.00%
Industrials	21.54%
Information Technology	6.65%
Materials	4.74%
Utilities	4.14%
Repurchase Agreement	5.24%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

4

Schedule of Investments (unaudited)

MICRO CAP GROWTH FUND April 30, 2014

Investments	Shares	Fair Value (000)
COMMON STOCKS 96.54%

Aerospace & Defense 3.56%
AeroVironment, Inc.*	56,056	$1,893
Astronics Corp.*	27,998	1,599
Taser International, Inc.*	136,392	2,203
Total		5,695

Auto Components 0.99%
Gentherm, Inc.*	43,364	1,576

Banks 2.81%
Pinnacle Financial Partners, Inc.	47,375	1,638
Square 1 Financial, Inc. Class A*	66,583	1,255
ViewPoint Financial Group, Inc.	61,354	1,599
Total		4,492

Beverages 1.05%
Craft Brew Alliance, Inc.*	112,062	1,678

Biotechnology 10.97%
Acceleron Pharma, Inc.*	29,950	1,029
Agios Pharmaceuticals, Inc.*	47,408	1,994
Arrowhead Research Corp.*	67,321	734
Epizyme, Inc.*	34,544	754
Foundation Medicine, Inc.*	48,768	1,422
Hyperion Therapeutics, Inc.*	50,951	1,255
Keryx Biopharmaceuticals, Inc.*	139,693	2,063
KYTHERA Biopharmaceuticals, Inc.*	33,285	1,085
Neurocrine Biosciences, Inc.*	79,041	1,108
Receptos, Inc.*	41,339	1,397
Sangamo BioSciences, Inc.*	87,028	1,205
Sarepta Therapeutics, Inc.*	31,304	1,162
TESARO, Inc.*	30,195	754
Ultragenyx Pharmaceutical, Inc.*	17,574	682
Verastem, Inc.*	105,679	882
Total		17,526

Investments	Shares	Fair Value (000)
Building Products 2.89%
Builders FirstSource, Inc.*	301,831	$2,369
Trex Co., Inc.*	28,676	2,252
Total		4,621

Capital Markets 4.10%
HFF, Inc. Class A	82,205	2,795
Piper Jaffray Cos.*	45,722	2,005
Silvercrest Asset Management Group, Inc. Class A	101,032	1,758
Total		6,558

Chemicals 1.59%
Flotek Industries, Inc.*	90,504	2,535

Commercial Services & Supplies 1.65%
US Ecology, Inc.	59,161	2,642

Diversified Consumer Services 0.99%
2U, Inc.*	105,699	1,577

Electrical Equipment 5.21%
Capstone Turbine Corp.*	1,160,576	2,391
Power Solutions
International, Inc.*	24,460	2,024
PowerSecure
International, Inc.*	104,939	2,333
Thermon Group
Holdings, Inc.*	66,044	1,573
Total		8,321

Electronic Equipment, Instruments & Components 4.85%
Control4 Corp.*	67,500	1,192
Fabrinet*	57,393	1,240
FARO Technologies, Inc.*	39,358	1,570
InvenSense, Inc.*	65,836	1,417
Maxwell Technologies, Inc.*	154,567	2,328
Total		7,747

Energy Equipment & Services 1.37%
RigNet, Inc.*	46,906	2,193

Food & Staples Retailing 1.02%
Natural Grocers by Vitamin Cottage, Inc.*	45,589	1,623

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

MICRO CAP GROWTH FUND April 30, 2014

Investments	Shares	Fair Value (000)
Food Products 3.35%
Amira Nature Foods Ltd.
(United Arab Emirates)*(a)	102,521	$1,595
Boulder Brands, Inc.*	117,051	1,728
Calavo Growers, Inc.	65,194	2,027
Total		5,350

Health Care Equipment & Supplies 6.33%
AtriCure, Inc.*	76,587	1,180
Cardiovascular Systems, Inc.*	61,614	1,771
Cynosure, Inc. Class A*	40,511	994
Novadaq Technologies, Inc. (Canada)*(a)	24,664	386
Spectranetics Corp.*	37,936	807
STAAR Surgical Co.*	103,403	1,759
Tandem Diabetes Care, Inc.*	55,210	970
ZELTIQ Aesthetics, Inc.*	122,750	2,245
Total		10,112

Health Care Providers & Services 1.34%
ExamWorks Group, Inc.*	58,202	2,142

Hotels, Restaurants & Leisure 4.40%
Chuy’s Holdings, Inc.*	62,573	2,249
Del Frisco’s Restaurant Group, Inc.*	65,499	1,704
Fiesta Restaurant Group, Inc.*	9,857	361
Noodles & Co.*	31,642	1,037
Zoe’s Kitchen, Inc.*	63,082	1,684
Total		7,035

Household Durables 3.70%
iRobot Corp.*	59,224	1,984
SodaStream International Ltd. (Israel)*(a)	45,462	1,934
WCI Communities, Inc.*	103,968	1,993
Total		5,911

Information Technology Services 0.93%
Luxoft Holding, Inc.*	55,309	1,493

Insurance 1.21%
eHealth, Inc.*	18,093	758
Hilltop Holdings, Inc.*	52,806	1,180
Total		1,938

Investments	Shares	Fair Value (000)
Internet Software & Services 6.96%
Benefitfocus, Inc.*	35,438	$1,148
Borderfree, Inc.*	57,820	867
comScore, Inc.*	69,087	2,165
LogMeIn, Inc.*	51,226	2,328
Trulia, Inc.*	73,071	2,484
Wix.com Ltd. (Israel)*(a)	28,225	571
Xoom Corp.*	69,986	1,561
Total		11,124

Leisure Product 1.44%
Malibu Boats, Inc. Class A*	103,444	2,303

Life Sciences Tools & Services 1.34%
Fluidigm Corp.*	57,084	2,144

Machinery 0.76%
Dynamic Materials Corp.	4,068	82
Energy Recovery, Inc.*	221,372	1,131
Total		1,213

Media 2.50%
Entravision Communications Corp. Class A	279,684	1,485
Rentrak Corp.*	44,167	2,517
Total		4,002

Metals & Mining 1.02%
AK Steel Holding Corp.*	233,020	1,631

Oil, Gas & Consumable Fuels 2.14%
GasLog Ltd. (Monaco)(a)	23,589	632
Quicksilver Resources, Inc.*	226,500	738
Rex Energy Corp.*	96,957	2,042
Total		3,412

Pharmaceuticals 4.27%
AcelRx Pharmaceuticals, Inc.*	123,566	1,337
Depomed, Inc.*	127,845	1,791
GW Pharmaceuticals plc ADR*	23,656	1,729
Revance Therapeutics, Inc.*	40,216	1,379
TherapeuticsMD, Inc.*	141,012	592
Total		6,828

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

MICRO CAP GROWTH FUND April 30, 2014

Investments	Shares	Fair Value (000)
Professional Services 2.41%
Kforce, Inc.	114,349	$2,644
Paylocity Holding Corp.*	63,802	1,206
Total		3,850

Semiconductors & Semiconductor Equipment 2.74%
Integrated Silicon Solution, Inc.*	85,400	1,235
Monolithic Power Systems, Inc.*	49,485	1,836
Spansion, Inc. Class A*	73,793	1,316
Total		4,387

Software 2.12%
Infoblox, Inc.*	62,816	1,233
Mavenir Systems, Inc.*	76,062	1,135
Rally Software Development Corp.*	5,428	71
Rubicon Project, Inc. (The)*	8,170	117
Silver Spring Networks, Inc.*	55,168	826
Total		3,382

Specialty Retail 1.18%
MarineMax, Inc.*	117,580	1,888

Technology Hardware, Storage & Peripherals 1.73%
Cray, Inc.*	59,930	1,720
Violin Memory, Inc.*	287,989	1,037
Total		2,757

Investments	Shares	Fair Value (000)
Textiles, Apparel & Luxury Goods 0.86%
Vince Holding Corp.*	49,790	$1,370

Trading Companies & Distributors 0.76%
H&E Equipment Services, Inc.*	31,334	1,208
Total Common Stocks (cost $139,776,020)		154,264

	Principal Amount (000)
SHORT-TERM INVESTMENT 2.73%

Repurchase Agreement
Repurchase Agreement dated 4/30/2014, Zero Coupon due 5/1/2014 with Fixed Income Clearing Corp. collateralized by $4,440,000 of U.S. Treasury Note at 0.375% due 6/30/2015; value: $4,456,650; proceeds: $4,367,288 (cost $4,367,288)	$4,367	4,367
Total Investments in Securities 99.27% (cost $144,143,308)		158,631
Other Assets in Excess of Liabilities 0.73%		1,166
Net Assets 100.00%		$159,797

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of April 30, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$154,264	$—	$—	$154,264
Repurchase Agreement	—	4,367	—	4,367
Total	$154,264	$4,367	$—	$158,631

(1)	Refer to note 2(g) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended April 30, 2014.

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)

MICRO CAP VALUE FUND April 30, 2014

Investments	Shares	Fair Value (000)
COMMON STOCKS 94.36%

Aerospace & Defense 1.22%
Astronics Corp.*	30,300	$1,731
Erickson, Inc.*	17,616	278
Total		2,009

Auto Components 5.64%
Drew Industries, Inc.	43,910	2,209
Gentherm, Inc.*	134,300	4,882
Tower International, Inc.*	77,700	2,161
Total		9,252

Banks 18.01%
Bank of Marin Bancorp	44,600	2,025
BNC Bancorp	164,500	2,681
CoBiz Financial, Inc.	318,866	3,202
Eagle Bancorp, Inc.*	24,800	828
First Financial Holdings, Inc.	62,300	3,580
Pacific Premier Bancorp, Inc.*	254,500	3,474
Park Sterling Corp.	370,800	2,421
Pinnacle Financial Partners, Inc.	47,000	1,625
Renasant Corp.	117,800	3,207
Square 1 Financial, Inc. Class A*	162,356	3,060
Tristate Capital Holdings, Inc.*	20,841	273
Union Bankshares Corp.	124,000	3,173
Total		29,549

Building Products 2.46%
Patrick Industries, Inc.*	100,900	4,043

Capital Markets 4.49%
Evercore Partners, Inc. Class A	29,600	1,582
Silvercrest Asset Management Group, Inc. Class A	169,732	2,953
Westwood Holdings Group, Inc.	48,700	2,833
Total		7,368

Investments	Shares	Fair Value (000)
Chemicals 2.75%
Chase Corp.	44,500	$1,386
OM Group, Inc.	38,600	1,130
Quaker Chemical Corp.	26,800	1,995
Total		4,511

Commercial Services & Supplies 3.34%
Mobile Mini, Inc.	61,000	2,695
Multi-Color Corp.	79,700	2,777
Total		5,472

Electrical Equipment 2.62%
AZZ, Inc.	28,100	1,220
Powell Industries, Inc.	48,495	3,071
Total		4,291

Electronic Equipment, Instruments & Components 1.51%
CTS Corp.	139,625	2,484

Energy Equipment & Services 2.47%
Basic Energy Services, Inc.*	57,700	1,524
GulfMark Offshore, Inc. Class A	56,300	2,534
Total		4,058

Food & Staples Retailing 0.87%
Andersons, Inc. (The)	22,800	1,420

Food Products 1.73%
Diamond Foods, Inc.*	25,700	786
Farmer Bros Co.*	103,800	2,046
Total		2,832

Gas Utilities 2.37%
Chesapeake Utilities Corp.	61,400	3,884

Health Care Equipment & Supplies 0.50%
Analogic Corp.	11,000	826

Health Care Providers & Services 2.48%
CorVel Corp.*	60,640	2,762
Hanger, Inc.*	37,900	1,314
Total		4,076

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

MICRO CAP VALUE FUND April 30, 2014

Investments	Shares	Fair Value (000)
Household Durables 3.39%
Dixie Group, Inc. (The)*	109,900	$1,656
La-Z-Boy, Inc.	48,100	1,166
LGI Homes, Inc.*	186,065	2,739
Total		5,561

Information Technology Services 1.54%
Information Services Group, Inc.*	511,700	2,533

Insurance 4.19%
AMERISAFE, Inc.	71,100	3,032
Argo Group International Holdings Ltd.	38,700	1,719
HCI Group, Inc.	54,800	2,120
Total		6,871

Leisure Product 1.80%
Malibu Boats, Inc. Class A*	132,500	2,949

Machinery 4.42%
Dynamic Materials Corp.	89,200	1,802
Lydall, Inc.*	126,400	2,959
Standex International Corp.	41,800	2,482
Total		7,243

Media 1.77%
Carmike Cinemas, Inc.*	98,100	2,910

Oil, Gas & Consumable Fuels 2.98%
Sanchez Energy Corp.*	84,800	2,398
Triangle Petroleum Corp.*	258,000	2,482
Total		4,880

Paper & Forest Products 1.97%
Boise Cascade Co.*	60,200	1,506
Neenah Paper, Inc.	34,175	1,722
Total		3,228

Investments	Shares	Fair Value (000)
Real Estate Investment Trusts 2.86%
First Industrial Realty Trust, Inc.	158,200	$2,906
Parkway Properties, Inc.	94,800	1,788
Total		4,694

Road & Rail 1.02%
Roadrunner Transportation Systems, Inc.*	68,100	1,677

Semiconductors & Semiconductor Equipment 1.41%
FormFactor, Inc.*	401,800	2,310

Specialty Retail 2.04%
Genesco, Inc.*	43,800	3,345

Technology Hardware, Storage & Peripheral 2.16%
Electronics for Imaging, Inc.*	93,700	3,541

Textiles, Apparel & Luxury Goods 1.36%
Culp, Inc.	123,400	2,227

Thrifts & Mortgage Finance 0.86%
Essent Group Ltd.*	75,100	1,416

Trading Companies & Distributors 6.37%
Aceto Corp.	178,600	3,908
H&E Equipment Services, Inc.*	99,200	3,824
Rush Enterprises, Inc. Class A*	84,400	2,709
Total		10,441

Water Utilities 1.76%
Connecticut Water Service, Inc.	88,700	2,883
Total Common Stocks (cost $122,826,651)		154,784

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(concluded)

MICRO CAP VALUE FUND April 30, 2014

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 5.22%

Repurchase Agreement
Repurchase Agreement dated 4/30/2014, Zero Coupon due 5/1/2014 with Fixed Income Clearing Corp. collateralized by $8,700,000 of U.S. Treasury Note at 0.375% due 6/30/2015; value: $8,732,625; proceeds: $8,557,026 (cost $8,557,026)	$8,557	$8,557
Total Investments in Securities 99.58% (cost $131,383,677)		163,341
Other Assets in Excess of Liabilities 0.42%		689
Net Assets 100.00%		$164,030

*	Non-income producing security.

The following is a summary of the inputs used as of April 30, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$154,784	$—	$—	$154,784
Repurchase Agreement	—	8,557	—	8,557
Total	$154,784	$8,557	$—	$163,341
(1)	Refer to note 2(g) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended April 30, 2014.

10	See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)

April 30, 2014

	Micro Cap	Micro Cap
	Growth Fund	Value Fund
ASSETS:
Investments in securities, at cost	$144,143,308	$131,383,677
Investments in securities, at fair value	$158,630,768	$163,341,123
Receivables:
Investment securities sold	8,955,174	907,791
Dividends	—	29,153
Capital shares sold	48,255	23,376
Prepaid expenses	6,476	14,452
Total assets	167,640,673	164,315,895
LIABILITIES:
Payables:
Investment securities purchased	7,564,960	—
Capital shares reacquired	3,471	144
Management fee	204,171	206,870
Trustees’ fees	11,300	13,600
Fund administration	5,445	5,516
To affiliate (See Note 3)	17,155	16,685
Accrued expenses	37,358	43,349
Total liabilities	7,843,860	286,164
NET ASSETS	$159,796,813	$164,029,731
COMPOSITION OF NET ASSETS:
Paid-in capital	$117,401,283	$117,545,932
Accumulated net investment loss	(1,650,198)	(1,072,950)
Accumulated net realized gain on investments	29,558,268	15,599,303
Net unrealized appreciation on investments	14,487,460	31,957,446
Net Assets	$159,796,813	$164,029,731
Net assets by class:
Class A Shares	$13,190,789	$20,226,418
Class I Shares	$146,606,024	$143,803,313
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	734,194	619,205
Class I Shares	7,698,354	4,259,302
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$17.97	$32.67
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$19.07	$34.66
Class I Shares-Net asset value	$19.04	$33.76

See Notes to Financial Statements.	11

Statements of Operations (unaudited)

For the Six Months Ended April 30, 2014

	Micro Cap	Micro Cap
	Growth Fund	Value Fund
Investment income:
Dividends	$346,698	$955,144
Interest and other	78	—
Total investment income	346,776	955,144
Expenses:
Management fee	1,259,428	1,252,193
Shareholder servicing	17,340	23,767
Professional	21,516	21,525
Reports to shareholders	3,614	3,870
Fund administration	33,585	33,392
Custody	10,018	6,634
Trustees’ fees	3,496	3,525
Registration	17,530	16,666
Subsidy (See Note 3)	107,298	99,382
Other	3,416	3,433
Gross expenses	1,477,241	1,464,387
Expense reductions (See Note 8)	(15)	(20)
Net expenses	1,477,226	1,464,367
Net investment loss	(1,130,450)	(509,223)
Net realized and unrealized gain (loss):
Net realized gain on investments	30,490,644	15,744,626
Net change in unrealized appreciation/depreciation on investments	(18,462,538)	(5,293,870)
Net realized and unrealized gain	12,028,106	10,450,756
Net Increase in Net Assets Resulting From Operations	$10,897,656	$9,941,533

12	See Notes to Financial Statements.

Statements of Changes in Net Assets

	Micro Cap Growth Fund
	For the Six Months
	Ended April 30, 2014	For the Year Ended
INCREASE IN NET ASSETS	(unaudited)	October 31, 2013
Operations:
Net investment loss	$(1,130,450)	$(1,977,804)
Net realized gain on investments	30,490,644	41,791,435
Net change in unrealized appreciation/depreciation on investments	(18,462,538)	20,439,764
Net increase in net assets resulting from operations	10,897,656	60,253,395
Distributions to shareholders from:
Net realized gain
Class A	(3,137,466)	(87,341)
Class I	(35,954,135)	(648,390)
Total distributions to shareholders	(39,091,601)	(735,731)
Capital share transactions (See Note 12):
Net proceeds from sales of shares	8,998,378	8,987,166
Reinvestment of distributions	36,811,430	696,469
Cost of shares reacquired	(10,005,321)	(18,396,364)
Net increase (decrease) in net assets resulting from capital share transactions	35,804,487	(8,712,729)
Net increase in net assets	7,610,542	50,804,935
NET ASSETS:
Beginning of period	$152,186,271	$101,381,336
End of period	$159,796,813	$152,186,271
Accumulated net investment loss	$(1,650,198)	$(519,748)

See Notes to Financial Statements.	13

Statements of Changes in Net Assets (concluded)

	Micro Cap Value Fund
	For the Six Months
	Ended April 30, 2014	For the Year Ended
INCREASE IN NET ASSETS	(unaudited)	October 31, 2013
Operations:
Net investment loss	$(509,223)	$(421,116)
Net realized gain on investments	15,744,626	23,346,871
Net change in unrealized appreciation/depreciation on investments	(5,293,870)	14,702,512
Net increase in net assets resulting from operations	9,941,533	37,628,267
Distributions to shareholders from:
Net investment income
Class I	—	(68,689)
Net realized gain
Class A	(3,831,075)	—
Class I	(14,965,367)	—
Total distributions to shareholders	(18,796,442)	(68,689)
Capital share transactions (See Note 12):
Net proceeds from sales of shares	10,933,347	12,074,048
Reinvestment of distributions	16,966,402	58,968
Cost of shares reacquired	(15,118,080)	(17,063,863)
Net increase (decrease) in net assets resulting from capital share transactions	12,781,669	(4,930,847)
Net increase in net assets	3,926,760	32,628,731
NET ASSETS:
Beginning of period	$160,102,971	$127,474,240
End of period	$164,029,731	$160,102,971
Accumulated net investment loss	$(1,072,950)	$(563,727)

14	See Notes to Financial Statements.

Financial Highlights

MICRO CAP GROWTH FUND

	Class A Shares
	Six Months
	Ended
	4/30/2014		Year Ended 10/31
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$22.57		$14.03	$15.98	$15.47	$11.32	$9.07
Investment operations:
Net investment loss(a)	(.13)		(.29)	(.28)	(.33)	(.27)	(.19)
Net realized and unrealized gain	1.53		8.94	.79	.84	4.42	2.44
Total from investment operations	1.40		8.65	.51	.51	4.15	2.25
Distributions to shareholders from:
Net realized gain	(6.00)		(.11)	(2.46)	—	—	—
Net asset value, end of period	$17.97		$22.57	$14.03	$15.98	$15.47	$11.32
Total Return(b)	7.06	%(c)	62.14%	4.86%	3.30%	36.66%	24.81%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.88	%(c)	1.85%	2.09%	2.07%	2.10%	2.09%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.88	%(c)	1.85%	2.09%	2.07%	2.10%	2.09%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.88	%(c)	1.85%	2.09%	2.07%	2.11%	2.30%
Net investment loss	(.67	)%(c)	(1.64)%	(1.92)%	(1.98)%	(2.03)%	(1.99)%

Supplemental Data:
Net assets, end of period (000)	$13,191		$11,220	$11,484	$15,271	$13,779	$10,421
Portfolio turnover rate	121.43	%(c)	197.69%	119.77%	120.62%	115.89%	147.34%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	15

Financial Highlights (concluded)

MICRO CAP GROWTH FUND

	Class I Shares
	Six Months
	Ended
	4/30/2014		Year Ended 10/31
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$23.57		$14.64	$16.52	$15.96	$11.65	$9.31
Investment operations:
Net investment loss(a)	(.14)		(.29)	(.25)	(.30)	(.24)	(.17)
Net realized and unrealized gain	1.61		9.33	.83	.86	4.55	2.51
Total from investment operations	1.47		9.04	.58	.56	4.31	2.34
Distributions to shareholders from:
Net realized gain	(6.00)		(.11)	(2.46)	—	—	—
Net asset value, end of period	$19.04		$23.57	$14.64	$16.52	$15.96	$11.65
Total Return(b)	7.09	%(c)	62.22%	5.10%	3.57%	37.00%	25.13%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.88	%(c)	1.81%	1.84%	1.82%	1.85%	1.85%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.88	%(c)	1.81%	1.84%	1.82%	1.85%	1.85%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.88	%(c)	1.81%	1.84%	1.82%	1.86%	2.05%
Net investment loss	(.67	)%(c)	(1.60)%	(1.68)%	(1.73)%	(1.78)%	(1.75)%

Supplemental Data:
Net assets, end of period (000)	$146,606		$140,967	$89,897	$93,934	$90,033	$53,973
Portfolio turnover rate	121.43	%(c)	197.69%	119.77%	120.62%	115.89%	147.34%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

16	See Notes to Financial Statements.

Financial Highlights

MICRO CAP VALUE FUND

	Class A Shares
	Six Months
	Ended
	4/30/2014		Year Ended 10/31
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$34.74		$26.52	$22.88	$23.33	$18.57	$16.94
Investment operations:
Net investment loss(a)	(.09)		(.10)	(.08)	(.29)	(.31)	(.19)
Net realized and unrealized gain (loss)	2.18		8.32	3.72	(.16)	5.07	1.82
Total from investment operations	2.09		8.22	3.64	(.45)	4.76	1.63
Net realized gain	(4.16)		—	—	—	—	—
Net asset value, end of period	$32.67		$34.74	$26.52	$22.88	$23.33	$18.57
Total Return(b)	6.25	%(c)	31.00%	15.91%	(1.93)%	25.63%	9.62%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.87	%(c)	1.82%	2.05%	2.04%	2.06%	2.10%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.87	%(c)	1.82%	2.05%	2.04%	2.06%	2.10%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.87	%(c)	1.82%	2.05%	2.04%	2.06%	2.22%
Net investment loss	(.28	)%(c)	(.34)%	(.32)%	(1.17)%	(1.48)%	(1.14)%

Supplemental Data:
Net assets, end of period (000)	$20,226		$32,010	$30,512	$26,239	$30,139	$22,730
Portfolio turnover rate	39.68	%(c)	73.58%	34.25%	56.97%	48.03%	42.27%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	17

Financial Highlights (concluded)

MICRO CAP VALUE FUND

	Class I Shares
	Six Months
	Ended
	4/30/2014		Year Ended 10/31
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$35.77		$27.32	$23.50	$23.91	$18.98	$17.27
Investment operations:
Net investment loss(a)	(.11)		(.09)	(.02)	(.24)	(.27)	(.15)
Net realized and unrealized gain (loss)	2.26		8.56	3.84	(.17)	5.20	1.86
Total from investment operations	2.15		8.47	3.82	(.41)	4.93	1.71
Distributions to shareholders from:
Net investment income	—		(.02)	—	—	—	—
Net realized gain	(4.16)		—	—	—	—	—
Net asset value, end of period	$33.76		$35.77	$27.32	$23.50	$23.91	$18.98
Total Return(b)	6.24	%(c)	31.02%	16.21%	(1.67)%	25.97%	9.90%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.87	%(c)	1.78%	1.80%	1.79%	1.81%	1.85%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.87	%(c)	1.78%	1.80%	1.79%	1.81%	1.85%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.87	%(c)	1.78%	1.80%	1.79%	1.81%	1.97%
Net investment loss	(.31	)%(c)	(.29)%	(.09)%	(.92)%	(1.23)%	(.90)%

Supplemental Data:
Net assets, end of period (000)	$143,803		$128,093	$96,962	$94,796	$85,868	$57,977
Portfolio turnover rate	39.68	%(c)	73.58%	34.25%	56.97%	48.03%	42.27%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

18	See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on February 26, 1993. The Trust currently consists of nine funds. This report covers the following two funds (separately, a “Fund” and collectively, the “Funds”) and their respective classes: Lord Abbett Micro-Cap Growth Fund (“Micro Cap Growth Fund”), Class A and I shares and Lord Abbett Micro-Cap Value Fund (“Micro Cap Value Fund”), Class A and I shares. The investment objective of both Micro Cap Growth Fund and Micro Cap Value Fund is long-term capital appreciation.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. A contingent deferred sales charge (“CDSC”) may apply to certain redemptions of Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus). Class I shares are not subject to any sales charges.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Trustees (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively

19

Notes to Financial Statements (unaudited)(continued)

comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest income on the Statements of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open for the fiscal years ended October 31, 2010 through October 31, 2013. The statutes of limitations on the Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the Funds within the Trust on a pro rata basis by relative net assets. Expenses incurred by the Funds, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A shares bear class-specific expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(g)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure

20

Notes to Financial Statements (unaudited)(continued)

purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of April 30, 2014 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

The management fee is based on each Fund’s average daily net assets at an annual rate of 1.50%, which was the Funds’ annualized effective management fee rate for the six months ended April 30, 2014.

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of ..04% of each Fund’s average daily net assets.

Each Fund, along with certain other funds managed by Lord Abbett (collectively, the “Underlying Funds”), has entered into a Servicing Arrangement with Lord Abbett Alpha Strategy Fund (“Alpha Strategy Fund”) of the Trust, pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of Alpha Strategy Fund in proportion to the average daily value of the Underlying Fund shares owned by Alpha Strategy Fund. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on each Fund’s Statement of Operations and Payable to affiliate on each Fund’s Statement of Assets and Liabilities.

21

Notes to Financial Statements (unaudited)(continued)

As of April 30, 2014, the percentages of Micro Cap Growth Fund’s and Micro Cap Value Fund’s outstanding shares owned by Lord Abbett Alpha Strategy Fund were 77.68% and 76.88%.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A shares pursuant to Rule 12b-1 under the Act under which the Board may authorize the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. During the six months ended April 30, 2014, the Board did not authorize such Class A 12b-1 fees.

Class I shares do not have a distribution plan.

A Trustee and certain of the Trust’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually for each fund. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended April 30, 2014 and fiscal year ended October 31, 2013 was as follows:

	Micro Cap Growth Fund		Micro Cap Value Fund
	Six Months Ended 4/30/2014 (unaudited)	Year Ended 10/31/2013	Six Months Ended 4/30/2014 (unaudited)	Year Ended 10/31/2013
Distributions paid from:
Ordinary income	$26,623,391	$—	$—	$68,689
Net long-term capital gains	12,468,210	735,731	18,796,442	—
Total distributions paid	$39,091,601	$735,731	$18,796,442	$68,689

As of April 30, 2014, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Micro Cap Growth Fund	Micro Cap Value Fund
Tax cost	$145,075,790	$131,528,891
Gross unrealized gain	21,859,500	34,256,719
Gross unrealized loss	(8,304,522)	(2,444,487)
Net unrealized security gain	$13,554,978	$31,812,232

The difference between book-basis and tax basis unrealized gains (losses) is attributable to the tax treatment of wash sales.

22

Notes to Financial Statements (unaudited)(continued)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended April 30, 2014 were as follows:

	Purchases	Sales
Micro Cap Growth Fund	$198,898,635	$204,030,589
Micro Cap Value Fund	63,945,569	72,136,490

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosure requirements are intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. In addition, FASB issued Accounting Standards Update No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013-01”), specifying which transactions are subject to disclosures about offsetting.

The following tables illustrate gross and net information about recognized assets eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Funds and the applicable counterparty:

			Micro Cap Growth Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Repurchase Agreement	$4,367,288	$—	$4,367,288
Total	$4,367,288	$—	$4,367,288

		Amounts Not Offset in the
		Statement of Assets and Liabilities
	Net Amounts of
	Assets Presented	Securities
	in the Statement of	Collateral	Cash Collateral
Counterparty	Assets and Liabilities	Received(a)	Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$4,367,288	$(4,367,288)	$—	$—
Total	$4,367,288	$(4,367,288)	$—	$—

			Micro Cap Value Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Repurchase Agreement	$8,557,026	$—	$8,557,026
Total	$8,557,026	$—	$8,557,026

23

Notes to Financial Statements (unaudited)(continued)

		Amounts Not Offset in the
		Statement of Assets and Liabilities
	Net Amounts of
	Assets Presented	Securities
	in the Statement of	Collateral	Cash Collateral
Counterparty	Assets and Liabilities	Received(a)	Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$8,557,026	$(8,557,026)	$—	$—
Total	$8,557,026	$(8,557,026)	$—	$—

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net Amount represents the amount owed to the Fund by each counterparty as of April 30, 2014.

7.	TRUSTEES’ REMUNERATION

The Trust’s officers and a Trustee, who are associated with Lord Abbett, do not receive any compensation from the Trust for serving in such capacities. Independent Trustees’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Trustees under which Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Trustees’ fees on the Statements of Operations and in Trustees’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	EXPENSE REDUCTIONS

The Trust has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

9.	LINE OF CREDIT

During the six months ended April 30, 2014, the Funds and certain other funds managed by Lord Abbett (the “participating funds”) participated in an unsecured revolving credit facility (“Facility”) with State Street Bank and Trust Company (“SSB”). The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Board considers annual renewal of the Facility under terms that depend on market conditions at the time of the renewal. The amounts available under the Facility are (i) the lesser of either $250,000,000 or 33.33% of total assets per participating fund and (ii) $350,000,000 in the aggregate for all participating funds. The annual fee to maintain the Facility is .09% of the amount available under the Facility. Each participating fund pays its pro rata share based on the net assets of each participating fund. This amount is included in Other expenses on each Fund’s Statement of Operations. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement.

As of April 30, 2014, there were no loans outstanding pursuant to this Facility.

10.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Trust’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

24

Notes to Financial Statements (unaudited)(concluded)

11.	INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with micro-cap and growth or value stocks. The value of an investment in each Fund will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Funds invest. Micro-cap companies may be subject to greater risks and may be more sensitive to changes in economic conditions than larger, more established companies. There may be less liquidity in micro-cap company stocks, subjecting them to greater price fluctuations than larger company stocks. In the case of Micro Cap Growth Fund, the growth stocks in which it generally invests may add to the Fund’s volatility. In the case of Micro Cap Value Fund, the prices of value stocks in which it generally invests may lag the stock market for long periods of time if the market fails to recognize the company’s intrinsic worth.

These factors can affect each Fund’s performance.

12.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

		Six Months Ended
		April 30, 2014		Year Ended
Micro Cap Growth Fund		(unaudited)		October 31, 2013
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	97,500	$1,943,872	15,804	$249,559
Reinvestment of distributions	180,089	3,137,146	6,465	86,378
Shares reacquired	(40,602)	(743,593)	(343,779)	(4,680,702)
Increase (decrease)	236,987	$4,337,425	(321,510)	$(4,344,765)

Class I Shares
Shares sold	358,562	$7,054,506	583,333	$8,737,607
Reinvestment of distributions	1,823,188	33,674,284	43,734	610,091
Shares reacquired	(464,289)	(9,261,728)	(787,625)	(13,715,662)
Increase (decrease)	1,717,461	$31,467,062	(160,558)	$(4,367,964)
		Six Months Ended
		April 30, 2014		Year Ended
Micro Cap Value Fund		(unaudited)		October 31, 2013
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	7,894	$262,716	7,698	$227,376
Reinvestment of distributions	93,033	2,979,819	—	—
Shares reacquired	(403,136)	(13,062,779)	(236,705)	(6,422,381)
Decrease	(302,209)	$(9,820,244)	(229,007)	$(6,195,005)

Class I Shares
Shares sold	314,924	$10,670,631	387,101	$11,846,672
Reinvestment of distributions	422,555	13,986,583	2,123	58,968
Shares reacquired	(58,971)	(2,055,301)	(357,823)	(10,641,482)
Increase	678,508	$22,601,913	31,401	$1,264,158

25

Approval of Advisory Contract

The Board of Trustees of the Trust, including all of the Trustees who are not interested persons of the Trust or of Lord Abbett, annually considers whether to approve the continuation of the existing management agreement between each Fund and Lord Abbett. In connection with its most recent approval, the Board reviewed materials relating specifically to the management agreement, as well as numerous materials received throughout the course of the year, including information about each Fund’s investment performance compared to the performance of its benchmark. Before making its decision as to each Fund, the Board had the opportunity to ask questions and request further information, taking into account its familiarity with Lord Abbett gained through its meetings and discussions. These meetings and discussions included the examination of the portfolio management teams conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management.

The materials received by the Board as to each Fund included, but were not limited to: (1) information provided by Morningstar Associates, LLC (“Morningstar”) regarding the investment performance of the Fund compared to the investment performance of a group of funds in the same Morningstar investment category (the “performance peer group”) and the investment performance of one or more appropriate benchmarks; (2) information provided by Morningstar regarding the expense ratios, contractual and effective management fee rates, and other expense components for the Fund and one or more groups of funds in the same Morningstar category, with the same share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the projected expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability of the management agreement to Lord Abbett; (8) information provided by Lord Abbett regarding the investment management fees Lord Abbett receives from its other advisory clients maintaining accounts with a similar investment strategy as the Fund; (9) information regarding the distribution arrangements of the Fund; and (10) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of the performance peer group, in each case as of various periods ended August 31, 2013. As to Micro Cap Growth Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-year, three-year, five-year, and ten-year periods. As to Micro Cap Value Fund, the Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-year, three-year, and five-year periods and above the median for the ten-year period.

26

Approval of Advisory Contract (continued)

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and the Distributor and the nature and extent of Lord Abbett’s supervision of third party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense levels of each Fund and the expense levels of one or more corresponding expense peer groups. It also considered the projected expense levels of each Fund and how those levels would relate to those of the expense peer group and the amount and nature of the fees paid by shareholders. As to each of Micro Cap Growth Fund and Micro Cap Value Fund, the Board observed that the overall expense level was well above the median of the expense peer group.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s profits in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered any profits realized by Lord Abbett in connection with the operation of each Fund, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund, and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other business segments of Lord Abbett, which may benefit from or be related to the Fund’s business. The Board considered Lord Abbett’s profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board concluded that Lord Abbett’s profitability as to each Fund was not excessive.

Economies of Scale. As to each Fund, the Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that each existing management fee schedule adequately addressed any economies of scale in managing the applicable Fund.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the character and amount of fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, the Board observed that Lord Abbett accrues certain benefits for its

27

Approval of Advisory Contract (concluded)

business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectuses of the Funds, has entered into revenue sharing arrangements with certain entities that distribute shares of the Funds. The Board also took into consideration the investment research that Lord Abbett receives as result of Fund brokerage transactions.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreements was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation of the management agreements. In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered.

28

Householding

The Trust has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

29

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.	Lord Abbett Securities Trust

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Micro-Cap Growth Fund Lord Abbett Micro-Cap Value Fund	LAMCVF-3-0414 (06/14)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT SECURITIES TRUST

	By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: June 18, 2014

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: June 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: June 18, 2014

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: June 18, 2014